MainStay Candriam Emerging Markets Debt Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 92.6%
Corporate Bonds 9.7%
Brazil 1.7%
Arcos Dorados BV
Series Reg S
6.125%, due 5/27/29	$ 300,000	$ 294,540
MARB BondCo plc
Series Reg S
3.95%, due 1/29/31	500,000	393,790
Rumo Luxembourg SARL
Series Reg S
4.20%, due 1/18/32	500,000	414,375
		1,102,705
Georgia 0.8%
Georgian Railway JSC
Series Reg S
4.00%, due 6/17/28	600,000	527,856
Mexico 2.3%
Alpek SAB de CV
Series Reg S
3.25%, due 2/25/31	750,000	628,599
Cemex SAB de CV
Series Reg S
3.875%, due 7/11/31 (a)	500,000	421,580
Orbia Advance Corp. SAB de CV
Series Reg S
5.875%, due 9/17/44	500,000	458,536
		1,508,715
Saudi Arabia 2.0%
Gaci First Investment Co.
Series Reg S
5.25%, due 10/13/32	1,300,000	1,342,250
United Arab Emirates 2.7%
Galaxy Pipeline Assets Bidco Ltd.
Series Reg S
2.625%, due 3/31/36	2,200,000	1,796,860
Venezuela 0.2%
Petroleos de Venezuela SA
5.375%, due 4/12/27 (b)(c)(d)	3,000,000	135,000
Total Corporate Bonds (Cost $7,551,971)		6,413,386

	Principal Amount	Value
Foreign Government Bonds 82.9%
Angola 0.8%
Angola Government Bond
Series Reg S
8.75%, due 4/14/32	$ 600,000	$ 554,202
Argentina 3.6%
Argentina Government Bond (e)
1.50%, due 7/9/35	1,500,000	460,974
3.50%, due 7/9/41	2,500,000	850,572
Buenos Aires Government Bond
Series Reg S
5.25%, due 9/1/37 (e)	2,700,000	1,067,074
		2,378,620
Azerbaijan 2.0%
Southern Gas Corridor CJSC
Series Reg S
6.875%, due 3/24/26	700,000	721,336
State Oil Co. of the Azerbaijan Republic
Series Reg S
6.95%, due 3/18/30	550,000	575,479
		1,296,815
Bahrain 1.1%
Bahrain Government Bond
Series Reg S
5.625%, due 5/18/34	250,000	221,279
Series Reg S
6.75%, due 9/20/29	500,000	504,314
		725,593
Brazil 1.1%
Brazil Government Bond
4.75%, due 1/14/50	250,000	183,394
8.75%, due 2/4/25	500,000	534,707
		718,101
Bulgaria 0.7%
Bulgaria Government Bond
Series Reg S
4.50%, due 1/27/33	EUR 400,000	428,772
Chile 4.2%
Chile Government Bond
2.55%, due 1/27/32	$ 600,000	507,411
2.55%, due 7/27/33	500,000	407,200
3.10%, due 1/22/61	300,000	197,451
3.25%, due 9/21/71	600,000	391,410
3.50%, due 4/15/53	550,000	410,014

	Principal Amount	Value
Foreign Government Bonds
Chile
Chile Government Bond
4.34%, due 3/7/42	$ 561,000	$ 496,648
Corp. Nacional del Cobre de Chile
Series Reg S
5.125%, due 2/2/33	350,000	350,696
		2,760,830
Colombia 5.5%
Colombia Government Bond
3.125%, due 4/15/31	300,000	226,659
3.25%, due 4/22/32	300,000	220,708
4.50%, due 1/28/26	500,000	477,200
5.00%, due 6/15/45	300,000	210,230
5.20%, due 5/15/49	300,000	211,062
6.125%, due 1/18/41	500,000	410,666
7.50%, due 2/2/34	200,000	197,641
8.00%, due 4/20/33	787,000	805,961
Ecopetrol SA
4.625%, due 11/2/31	700,000	553,490
8.875%, due 1/13/33	300,000	307,710
		3,621,327
Cote D'Ivoire 1.3%
Ivory Coast Government Bond
Series Reg S
4.875%, due 1/30/32	EUR 1,000,000	850,912
Croatia 2.3%
Croatia Government Bond
Series Reg S
1.125%, due 3/4/33	323,000	275,749
Series Reg S
1.50%, due 6/17/31	1,350,000	1,240,166
		1,515,915
Dominican Republic 4.1%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	$ 300,000	255,386
Series Reg S
5.50%, due 1/27/25	500,000	498,160
Series Reg S
5.50%, due 2/22/29	300,000	282,200
Series Reg S
5.875%, due 1/30/60	1,000,000	768,122
Series Reg S
5.95%, due 1/25/27	500,000	498,010

	Principal Amount	Value
Foreign Government Bonds
Dominican Republic
Dominican Republic Government Bond
Series Reg S
6.40%, due 6/5/49 (a)	$ 500,000	$ 425,158
		2,727,036
Ecuador 1.4%
Ecuador Government Bond
Series Reg S
(zero coupon), due 7/31/30	208,496	88,567
Series Reg S
1.50%, due 7/31/40 (e)	800,000	335,574
Series Reg S
2.50%, due 7/31/35 (e)	1,000,000	484,833
		908,974
Egypt 1.6%
Egypt Government Bond
Series Reg S
5.875%, due 2/16/31	300,000	213,534
Series Reg S
6.875%, due 4/30/40	300,000	202,071
Series Reg S
7.50%, due 2/16/61	600,000	388,608
Series Reg S
8.70%, due 3/1/49	400,000	282,358
		1,086,571
Gabon 0.5%
Gabon Government Bond
Series Reg S
7.00%, due 11/24/31	400,000	336,586
Georgia 1.1%
Georgia Government Bond
Series Reg S
2.75%, due 4/22/26	800,000	734,532
Ghana 1.2%
Ghana Government Bond (b)(d)
Series Reg S
7.75%, due 4/7/29	700,000	259,000
Series Reg S
7.875%, due 2/11/35	900,000	330,210
Series Reg S
8.627%, due 6/16/49	500,000	178,750
		767,960

	Principal Amount	Value
Foreign Government Bonds
Hungary 4.0%
Hungary Government Bond
Series Reg S
2.125%, due 9/22/31	$ 1,200,000	$ 927,360
Series Reg S
3.125%, due 9/21/51	1,000,000	627,536
Series Reg S
5.00%, due 2/22/27	EUR 700,000	773,675
7.625%, due 3/29/41	$ 300,000	338,249
		2,666,820
Indonesia 4.5%
Indonesia Government Bond
3.55%, due 3/31/32	500,000	458,771
5.45%, due 9/20/52	500,000	513,170
Pertamina Persero PT
Series Reg S
4.15%, due 2/25/60	500,000	371,348
5.625%, due 5/20/43 (f)	500,000	480,099
Series Reg S
6.00%, due 5/3/42	400,000	398,079
Perusahaan Penerbit SBSN Indonesia III
Series Reg S
3.55%, due 6/9/51	500,000	387,732
Series Reg S
4.70%, due 6/6/32	350,000	350,525
		2,959,724
Iraq 0.8%
Iraq Government Bond
Series Reg S
5.80%, due 1/15/28	562,500	520,549
Lebanon 0.2%
Lebanon Government Bond (b)(c)(d)
Series Reg S
6.65%, due 4/22/24	1,200,000	76,500
Series Reg S
6.85%, due 3/23/27	1,000,000	62,500
		139,000
Mexico 3.8%
Comision Federal de Electricidad
Series Reg S
3.875%, due 7/26/33	500,000	395,068
Series Reg S
4.677%, due 2/9/51	700,000	496,267
Mexico Government Bond
3.50%, due 2/12/34	500,000	420,181

	Principal Amount	Value
Foreign Government Bonds
Mexico
Mexico Government Bond
3.75%, due 4/19/71	$ 1,000,000	$ 670,104
3.771%, due 5/24/61	800,000	544,184
		2,525,804
Nigeria 1.7%
Nigeria Government Bond
Series Reg S
7.625%, due 11/21/25	500,000	459,075
Series Reg S
7.625%, due 11/28/47	300,000	194,310
Series Reg S
7.875%, due 2/16/32	600,000	451,500
		1,104,885
Oman 0.6%
Oman Government Bond
Series Reg S
4.875%, due 2/1/25	400,000	395,476
Pakistan 0.2%
Pakistan Government Bond
Series Reg S
7.375%, due 4/8/31	300,000	124,740
Panama 4.2%
Aeropuerto Internacional de Tocumen SA
Series Reg S
5.125%, due 8/11/61	727,000	590,688
Panama Government Bond
3.16%, due 1/23/30	500,000	438,541
3.87%, due 7/23/60	500,000	334,243
4.50%, due 4/1/56	400,000	304,142
4.50%, due 1/19/63	600,000	447,069
6.40%, due 2/14/35	600,000	632,633
		2,747,316
Paraguay 1.0%
Paraguay Government Bond
Series Reg S
2.739%, due 1/29/33	495,000	398,710
Series Reg S
5.40%, due 3/30/50	295,000	262,885
		661,595
Peru 1.4%
Peru Government Bond
3.23%, due 7/28/21	600,000	360,655

	Principal Amount	Value
Foreign Government Bonds
Peru
Peruvian Government Bond
2.783%, due 1/23/31	$ 700,000	$ 592,503
		953,158
Philippines 1.3%
Philippine Government Bond
4.20%, due 3/29/47	500,000	438,829
5.609%, due 4/13/33	381,000	405,284
		844,113
Poland 3.4%
Poland Government Bond
5.50%, due 11/16/27	600,000	621,648
5.75%, due 11/16/32	1,500,000	1,620,450
		2,242,098
Qatar 1.6%
Qatar Government Bond
Series Reg S
3.40%, due 4/16/25	400,000	390,280
Series Reg S
4.40%, due 4/16/50	700,000	660,891
		1,051,171
Republic Of Serbia 1.0%
Serbia Government Bond
Series Reg S
2.125%, due 12/1/30	200,000	152,100
Series Reg S
6.25%, due 5/26/28	200,000	203,000
Series Reg S
6.50%, due 9/26/33	300,000	300,570
		655,670
Republic of the Congo 0.8%
Congo Government Bond
Series Reg S
6.00%, due 6/30/29 (e)	669,750	552,577
Romania 5.2%
Romanian Government Bond
Series Reg S
3.00%, due 2/27/27	900,000	814,527
Series Reg S
3.00%, due 2/14/31 (a)	300,000	246,621
Series Reg S
5.125%, due 6/15/48	500,000	415,338
Series Reg S
5.25%, due 11/25/27	1,200,000	1,179,360

	Principal Amount	Value
Foreign Government Bonds
Romania
Romanian Government Bond
Series Reg S
6.00%, due 5/25/34	$ 800,000	$ 783,600
		3,439,446
Saudi Arabia 3.4%
Saudi Arabian Oil Co.
Series Reg S
2.25%, due 11/24/30	800,000	677,303
Series Reg S
3.25%, due 11/24/50	300,000	217,151
Saudi Government Bond
Series Reg S
3.45%, due 2/2/61	500,000	361,490
Series Reg S
5.50%, due 10/25/32	900,000	964,170
		2,220,114
Senegal 1.2%
Senegal Government Bond
Series Reg S
5.375%, due 6/8/37	EUR 1,000,000	760,194
South Africa 3.8%
South Africa Government Bond
4.30%, due 10/12/28	$ 500,000	454,750
5.65%, due 9/27/47	300,000	228,789
5.75%, due 9/30/49	500,000	380,690
5.875%, due 4/20/32	800,000	742,000
6.25%, due 3/8/41	300,000	264,440
7.30%, due 4/20/52	450,000	405,000
		2,475,669
Sri Lanka 0.3%
Sri Lanka Government Bond
Series Reg S
6.825%, due 7/18/26 (b)(d)	600,000	206,590
Tunisia 0.7%
Tunisian Republic
Series Reg S
5.625%, due 2/17/24	EUR 200,000	163,033
Series Reg S
5.75%, due 1/30/25	$ 500,000	324,760
		487,793

	Principal Amount	Value
Foreign Government Bonds
Ukraine 1.3%
NPC Ukrenergo
Series Reg S
6.875%, due 11/9/28 (b)(c)(d)	$ 1,150,000	$ 197,239
State Agency of Roads of Ukraine
Series Reg S
6.25%, due 6/24/30 (b)(c)(d)	2,227,000	397,921
Ukraine Government Bond
Series Reg S
7.253%, due 3/15/35 (b)(c)(d)	1,300,000	258,700
		853,860
United Arab Emirates 1.7%
Abu Dhabi Government Bond
Series Reg S
3.875%, due 4/16/50	1,000,000	857,656
Finance Department Government of Sharjah
Series Reg S
4.00%, due 7/28/50	400,000	262,920
		1,120,576
Uruguay 0.6%
Uruguay Government Bond
4.975%, due 4/20/55	400,000	395,920
Venezuela 0.9%
Petroleos de Venezuela SA (b)(c)(d)
Series Reg S
6.00%, due 5/16/24	2,500,000	121,875
Series Reg S
6.00%, due 11/15/26 (g)	2,500,000	112,500
Venezuela Government Bond
Series Reg S
9.25%, due 5/7/28 (b)(c)(d)	4,095,000	378,639
		613,014
Zambia 0.8%
Zambia Government Bond
Series Reg S
8.97%, due 7/30/27 (b)(d)	1,100,000	546,218
Total Foreign Government Bonds (Cost $68,256,716)		54,676,836
Total Long-Term Bonds (Cost $75,808,687)		61,090,222

	Shares	Value
Short-Term Investment 1.1%
Unaffiliated Investment Company 1.1%
United States 1.1%
Invesco Government & Agency Portfolio, 4.39% (h)(i)	694,616	$ 694,616
Total Short-Term Investment (Cost $694,616)		694,616
Total Investments (Cost $76,503,303)	93.7%	61,784,838
Other Assets, Less Liabilities	6.3	4,178,659
Net Assets	100.0%	$ 65,963,497

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $1,087,470; the total market value of collateral held by the Fund was $1,124,525. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $429,909. The Fund received cash collateral with a value of $694,616.
(b)	Issue in default.
(c)	Illiquid security—As of January 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,740,874, which represented 2.6% of the Fund’s net assets.
(d)	Issue in non-accrual status.
(e)	Step coupon—Rate shown was the rate in effect as of January 31, 2023.
(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2023.
(h)	Current yield as of January 31, 2023.
(i)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of January 31, 2023, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	436,183	EUR	400,000	Barclays Capital	3/22/23	$ 9
Total Unrealized Appreciation						9
USD	869,572	EUR	800,000	JPMorgan Chase Bank N.A.	3/22/23	(2,776)
USD	2,717,487	EUR	2,500,000	JPMorgan Chase Bank N.A.	3/22/23	(8,598)
USD	1,526,204	EUR	1,400,000	JPMorgan Chase Bank N.A.	3/22/23	(404)
Total Unrealized Depreciation						(11,778)
Net Unrealized Depreciation						$ (11,769)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts
As of January 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
Euro-Bund	(15)	March 2023	$ (2,296,222)	$ (2,231,158)	$ 65,064

1.	As of January 31, 2023, cash in the amount of $91,475 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2023.
Abbreviation(s):
EUR—Euro
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 6,413,386	$ —	$ 6,413,386
Foreign Government Bonds	—	54,676,836	—	54,676,836
Total Long-Term Bonds	—	61,090,222	—	61,090,222
Short-Term Investment
Unaffiliated Investment Company	694,616	—	—	694,616
Total Investments in Securities	694,616	61,090,222	—	61,784,838
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	9	—	9
Futures Contracts	65,064	—	—	65,064
Total Other Financial Instruments	65,064	9	—	65,073
Total Investments in Securities and Other Financial Instruments	$ 759,680	$ 61,090,231	$ —	$ 61,849,911
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (11,778)	$ —	$ (11,778)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Income Builder Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 42.7%
Asset-Backed Securities 4.4%
Automobile Asset-Backed Securities 1.4%
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	$ 840,000	$ 786,611
Series 2021-3, Class D
1.34%, due 11/15/27	1,535,000	1,443,563
Series 2020-4, Class F
5.22%, due 8/13/27	565,000	552,106
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	2,700,000	2,396,231
Series 2020-2A, Class A
2.02%, due 2/20/27	845,000	772,440
Series 2020-1A, Class A
2.33%, due 8/20/26	635,000	594,970
Carmax Auto Owner Trust
Series 2022-3, Class A3
3.97%, due 4/15/27	1,240,000	1,222,751
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	1,200,000	1,122,732
Enterprise Fleet Financing LLC
Series 2022-2, Class A3
4.79%, due 5/21/29 (a)	700,000	699,561
Flagship Credit Auto Trust
Series 2020-3, Class D
2.50%, due 9/15/26 (a)	580,000	540,133
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A
4.06%, due 11/15/30	1,625,000	1,579,366
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class D
4.09%, due 8/17/26 (a)	1,125,000	1,093,293
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	2,070,000	1,798,191
Hertz Vehicle Financing LLC
Series 2021-1A, Class B
1.56%, due 12/26/25 (a)	1,235,000	1,143,774
JPMorgan Chase Bank NA
Series 2020-1, Class B
0.991%, due 1/25/28 (a)	117,966	116,361
		15,862,083
Home Equity Asset-Backed Securities 0.1%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
4.696% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	1,248,306	1,214,437

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
Equity One Mortgage Pass-Through Trust
Series 2003-3, Class AF4
5.495%, due 12/25/33 (c)	$ 12,961	$ 12,875
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
4.316% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	297,775	186,658
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
4.606% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	483,350	155,233
		1,569,203
Other Asset-Backed Securities 2.9%
American Airlines Pass-Through Trust
Series 2016-2, Class AA
3.20%, due 6/15/28	489,260	435,850
Series 2016-2, Class A
3.65%, due 6/15/28	1,136,810	961,593
AMSR Trust
Series 2020-SFR4, Class A
1.355%, due 11/17/37 (a)	2,643,000	2,402,775
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (United Kingdom) (a)	1,958,202	1,610,663
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	2,425,587	2,137,850
Series 2020-1, Class A1
1.69%, due 7/15/60	1,150,696	1,039,855
Series 2020-1, Class A2
1.99%, due 7/15/60	1,138,232	967,586
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	1,680,000	1,564,984
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	71,421	71,535
DB Master Finance LLC (a)
Series 2021-1A, Class A23
2.791%, due 11/20/51	1,816,650	1,504,936
Series 2019-1A, Class A23
4.352%, due 5/20/49	401,513	383,375
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, due 8/17/37 (a)	2,465,220	2,250,785
Home Partners of America Trust (a)
Series 2021-2, Class A
1.901%, due 12/17/26	683,801	611,355
Series 2021-2, Class B
2.302%, due 12/17/26	1,310,287	1,145,182

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Mosaic Solar Loan Trust
Series 2020-1A, Class A
2.10%, due 4/20/46 (a)	$ 1,712,612	$ 1,504,202
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	554,042	484,025
Series 2020-EA, Class A
1.69%, due 5/15/69	845,828	769,699
Series 2021-EA, Class B
2.03%, due 12/16/69	3,245,000	2,206,209
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,585,000	1,380,326
Series 2021-1, Class B1
2.41%, due 10/20/61	1,535,000	1,281,872
PFS Financing Corp.
Series 2022-D, Class A
4.27%, due 8/15/27 (a)	1,380,000	1,365,185
Progress Residential Trust (a)
Series 2021-SFR1, Class A
1.052%, due 4/17/38	1,561,954	1,384,306
Series 2020-SFR3, Class A
1.294%, due 10/17/27	1,578,462	1,432,574
Series 2021-SFR4, Class B
1.808%, due 5/17/38	1,780,000	1,590,181
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A
1.33%, due 7/20/37 (a)	447,070	422,495
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	1,633,500	1,318,615
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	971,993	945,705
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	1,486,431	1,504,097
		34,677,815
Total Asset-Backed Securities (Cost $57,829,353)		52,109,101
Corporate Bonds 19.9%
Aerospace & Defense 0.1%
Howmet Aerospace, Inc.
3.00%, due 1/15/29	1,155,000	1,007,737

	Principal Amount	Value
Corporate Bonds
Agriculture 0.2%
BAT Capital Corp.
3.734%, due 9/25/40 (United Kingdom)	$ 1,350,000	$ 977,469
BAT International Finance plc
4.448%, due 3/16/28 (United Kingdom)	1,170,000	1,119,802
		2,097,271
Airlines 0.6%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,400,000	1,372,455
5.75%, due 4/20/29	850,000	822,139
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	990,000	978,180
4.75%, due 10/20/28	2,125,000	2,070,411
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,674,000	1,691,259
		6,934,444
Auto Manufacturers 1.0%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	200,000	185,453
2.70%, due 8/10/26	940,000	838,950
4.125%, due 8/17/27	1,050,000	968,394
6.95%, due 3/6/26	935,000	956,112
General Motors Financial Co., Inc.
2.35%, due 1/8/31	810,000	647,111
2.70%, due 6/10/31	2,015,000	1,624,208
4.30%, due 4/6/29	1,125,000	1,051,870
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	1,935,000	1,793,767
1.85%, due 9/16/26	3,205,000	2,768,425
Volkswagen Group of America Finance LLC
4.60%, due 6/8/29 (Germany) (a)	840,000	822,919
		11,657,209
Banks 7.6%
Banco Santander SA
5.294%, due 8/18/27 (Spain)	1,800,000	1,807,203
Bank of America Corp. (d)
2.087%, due 6/14/29	1,690,000	1,472,831
2.496%, due 2/13/31	1,600,000	1,361,001
2.572%, due 10/20/32	1,195,000	988,082
2.687%, due 4/22/32	1,110,000	937,120
3.194%, due 7/23/30	1,425,000	1,277,987
3.384%, due 4/2/26	1,115,000	1,078,554
Series MM
4.30%, due 1/28/25 (e)	1,639,000	1,526,319
Series DD
6.30%, due 3/10/26 (e)	505,000	510,909

	Principal Amount	Value
Corporate Bonds
Banks
Barclays plc (United Kingdom) (b)(e)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	$ 2,000,000	$ 1,625,657
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	1,035,000	1,039,295
BNP Paribas SA (France) (a)
3.052%, due 1/13/31 (d)	1,415,000	1,228,054
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	1,450,000	1,268,750
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(e)	2,090,000	1,709,638
7.75% (5 Year Treasury Constant Maturity Rate + 4.899%), due 8/16/29 (b)(e)	550,000	569,250
BPCE SA (France) (a)
2.045%, due 10/19/27 (d)	1,255,000	1,110,469
5.125%, due 1/18/28	1,100,000	1,107,427
Citigroup, Inc.
2.52%, due 11/3/32 (d)	1,195,000	978,281
3.668%, due 7/24/28 (d)	1,180,000	1,117,684
3.98%, due 3/20/30 (d)	2,370,000	2,228,806
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)(e)	2,005,000	1,784,450
5.30%, due 5/6/44	600,000	589,672
6.625%, due 6/15/32	770,000	843,961
Citizens Bank NA
6.064%, due 10/24/25 (d)	555,000	563,055
Citizens Financial Group, Inc.
2.638%, due 9/30/32	2,715,000	2,112,625
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (France) (a)(b)(e)	2,340,000	1,989,936
Credit Suisse Group AG (Switzerland) (a)(d)
2.593%, due 9/11/25	1,500,000	1,371,735
3.091%, due 5/14/32	1,930,000	1,459,091
6.442%, due 8/11/28	580,000	560,948
Deutsche Bank AG (Germany)
Series E
0.962%, due 11/8/23	1,555,000	1,507,794
3.035%, due 5/28/32 (d)	600,000	490,387
5.371%, due 9/9/27	415,000	425,346
5.556% (SOFR + 1.219%), due 11/16/27 (b)	1,945,000	1,835,594
First Horizon Bank
5.75%, due 5/1/30	1,555,000	1,575,358
First Horizon Corp.
4.00%, due 5/26/25	2,100,000	2,052,188
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	860,000	756,100
Goldman Sachs Group, Inc. (The)
1.431%, due 3/9/27 (d)	1,255,000	1,124,515
1.948%, due 10/21/27 (d)	1,435,000	1,284,511
1.992%, due 1/27/32 (d)	1,370,000	1,096,563
2.615%, due 4/22/32 (d)	1,005,000	839,734
3.102%, due 2/24/33 (d)	905,000	775,550
5.776% (3 Month LIBOR + 1.17%), due 5/15/26 (b)	2,245,000	2,266,122

	Principal Amount	Value
Corporate Bonds
Banks
Goldman Sachs Group, Inc. (The)
6.75%, due 10/1/37	$ 829,000	$ 929,033
HSBC Holdings plc
3.973%, due 5/22/30 (United Kingdom) (d)	2,365,000	2,181,008
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (Italy) (a)	585,000	604,116
JPMorgan Chase & Co.
2.182%, due 6/1/28 (d)	1,800,000	1,613,958
4.323%, due 4/26/28 (d)	1,620,000	1,587,774
Series HH
4.60%, due 2/1/25 (d)(e)	837,000	786,780
5.513% (SOFR + 1.18%), due 2/24/28 (b)	1,995,000	1,974,856
Lloyds Banking Group plc (United Kingdom)
4.582%, due 12/10/25	1,038,000	1,013,339
4.65%, due 3/24/26	1,690,000	1,662,234
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	870,000	849,641
Macquarie Group Ltd.
2.871%, due 1/14/33 (Australia) (a)(d)	1,925,000	1,557,172
Mizuho Financial Group, Inc.
3.261% (1 Year Treasury Constant Maturity Rate + 1.25%), due 5/22/30 (Japan) (b)	795,000	718,972
Morgan Stanley
2.484%, due 9/16/36 (d)	2,115,000	1,639,473
2.511%, due 10/20/32 (d)	1,530,000	1,263,561
5.00%, due 11/24/25	1,160,000	1,166,428
NatWest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (United Kingdom) (b)	3,705,000	3,423,285
Societe Generale SA (France) (a)(b)
3.337% (1 Year Treasury Constant Maturity Rate + 1.60%), due 1/21/33	1,590,000	1,324,073
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (e)	935,000	831,776
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (e)(f)	2,600,000	2,235,817
Standard Chartered plc (United Kingdom) (a)(b)
1.822% (1 Year Treasury Constant Maturity Rate + 0.95%), due 11/23/25	2,510,000	2,332,701
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (e)	1,225,000	1,050,009
SVB Financial Group
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26 (b)(e)	1,810,000	1,449,120
UBS Group AG (Switzerland) (a)(b)
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (e)	2,350,000	1,926,765
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28	960,000	943,724
Wachovia Corp.
5.50%, due 8/1/35	315,000	323,747
Wells Fargo & Co.
2.879%, due 10/30/30 (d)	900,000	796,494
3.35%, due 3/2/33 (d)	935,000	824,485
4.90%, due 11/17/45	55,000	52,196
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (Australia) (b)	1,255,000	980,381
		90,291,470

	Principal Amount	Value
Corporate Bonds
Chemicals 0.3%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	$ 1,535,000	$ 1,451,343
Huntsman International LLC
4.50%, due 5/1/29	1,862,000	1,746,005
		3,197,348
Commercial Services 0.2%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	935,000	879,274
California Institute of Technology
3.65%, due 9/1/19	898,000	638,667
Sodexo, Inc.
2.718%, due 4/16/31 (France) (a)	1,700,000	1,407,190
		2,925,131
Computers 0.6%
Dell International LLC
3.375%, due 12/15/41 (a)	2,090,000	1,504,866
4.90%, due 10/1/26	1,199,000	1,192,269
5.30%, due 10/1/29	810,000	817,694
5.75%, due 2/1/33	760,000	759,403
8.10%, due 7/15/36	1,242,000	1,453,632
NCR Corp.
5.00%, due 10/1/28 (a)	1,756,000	1,546,790
		7,274,654
Diversified Financial Services 1.6%
AerCap Ireland Capital DAC
2.45%, due 10/29/26 (Ireland)	1,585,000	1,425,868
Air Lease Corp.
2.30%, due 2/1/25	1,915,000	1,801,674
4.25%, due 9/15/24	630,000	619,767
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(e)	1,765,000	1,447,300
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(e)	1,320,000	1,013,100
8.00%, due 11/1/31	1,685,000	1,855,769
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,210,000	1,076,313
Avolon Holdings Funding Ltd. (Ireland) (a)
2.125%, due 2/21/26	1,515,000	1,355,252
2.875%, due 2/15/25	1,830,000	1,716,239
Banco BTG Pactual SA (Brazil) (a)
2.75%, due 1/11/26	2,630,000	2,395,930
4.50%, due 1/10/25	280,000	269,640
Capital One Financial Corp.
5.247%, due 7/26/30 (d)	655,000	644,107

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Nomura Holdings, Inc.
5.099%, due 7/3/25 (Japan)	$ 1,845,000	$ 1,839,058
OneMain Finance Corp.
3.50%, due 1/15/27	885,000	769,699
6.125%, due 3/15/24	540,000	535,394
		18,765,110
Electric 1.5%
AEP Texas, Inc.
4.70%, due 5/15/32	1,135,000	1,130,483
Alabama Power Co.
3.00%, due 3/15/52	785,000	560,002
Arizona Public Service Co.
2.20%, due 12/15/31	1,930,000	1,533,323
Calpine Corp.
5.125%, due 3/15/28 (a)	1,245,000	1,127,236
Duke Energy Carolinas LLC
5.35%, due 1/15/53	675,000	713,142
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	2,265,000	2,068,370
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (b)(e)	2,140,000	1,902,653
Entergy Louisiana LLC
4.00%, due 3/15/33	1,615,000	1,524,884
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	1,655,000	1,400,607
National Rural Utilities Cooperative Finance Corp.
5.80%, due 1/15/33	1,065,000	1,148,378
Nevada Power Co.
Series GG
5.90%, due 5/1/53	530,000	605,229
Ohio Power Co.
Series R
2.90%, due 10/1/51	1,000,000	704,000
Public Service Co. of Oklahoma
5.25%, due 1/15/33	415,000	429,655
Southern California Edison Co.
Series E
3.70%, due 8/1/25	870,000	847,275
4.00%, due 4/1/47	1,320,000	1,107,818
Virginia Electric and Power Co.
2.95%, due 11/15/51	1,035,000	739,773
WEC Energy Group, Inc.
6.719% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	1,095,000	931,407
		18,474,235

	Principal Amount	Value
Corporate Bonds
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.279%, due 3/15/32 (a)	$ 1,340,000	$ 1,192,539
Environmental Control 0.1%
Stericycle, Inc.
3.875%, due 1/15/29 (a)	280,000	248,433
Waste Connections, Inc.
2.20%, due 1/15/32	575,000	476,657
		725,090
Food 0.2%
JBS USA LUX SA
5.75%, due 4/1/33 (a)	1,690,000	1,657,147
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	1,180,000	1,104,982
		2,762,129
Gas 0.2%
National Fuel Gas Co.
2.95%, due 3/1/31	375,000	303,719
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	760,000	735,079
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	845,000	739,890
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	1,180,000	826,576
		2,605,264
Insurance 0.8%
Athene Global Funding
2.50%, due 3/24/28 (a)	345,000	300,251
Equitable Holdings, Inc.
5.00%, due 4/20/48	2,305,000	2,179,115
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	940,000	915,296
Protective Life Corp.
8.45%, due 10/15/39	1,195,000	1,506,503
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	2,420,000	2,304,410
Voya Financial, Inc.
3.65%, due 6/15/26	690,000	663,285
Willis North America, Inc.
2.95%, due 9/15/29	1,735,000	1,535,282
3.875%, due 9/15/49	440,000	338,420
		9,742,562

	Principal Amount	Value
Corporate Bonds
Internet 0.2%
Expedia Group, Inc.
3.25%, due 2/15/30	$ 1,890,000	$ 1,661,445
5.00%, due 2/15/26	60,000	60,044
6.25%, due 5/1/25 (a)	207,000	210,318
		1,931,807
Lodging 0.2%
Las Vegas Sands Corp.
3.20%, due 8/8/24	1,415,000	1,361,770
Sands China Ltd.
5.625%, due 8/8/25 (Macao) (c)	1,310,000	1,302,264
		2,664,034
Media 0.2%
DISH DBS Corp.
5.75%, due 12/1/28 (a)	1,180,000	965,455
Grupo Televisa SAB
5.25%, due 5/24/49 (Mexico)	350,000	328,385
Time Warner Cable Enterprises LLC
8.375%, due 3/15/23	800,000	803,301
		2,097,141
Mining 0.1%
Glencore Funding LLC
1.625%, due 9/1/25 (Australia) (a)	1,900,000	1,741,842
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
6.341% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	2,720,000	2,104,600
Oil & Gas 0.0% ‡
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)(g)	745,000	596,000
Packaging & Containers 0.1%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	200,000	194,800
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	821,000	804,911
		999,711
Pharmaceuticals 0.4%
Becton Dickinson and Co.
4.669%, due 6/6/47	460,000	434,098
CVS Health Corp.
4.78%, due 3/25/38	1,110,000	1,062,490

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Teva Pharmaceutical Finance Netherlands III BV (Israel)
3.15%, due 10/1/26	$ 2,370,000	$ 2,126,317
4.75%, due 5/9/27	1,335,000	1,239,881
		4,862,786
Pipelines 1.2%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,580,000	1,294,938
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,375,000	1,263,115
Energy Transfer LP
4.95%, due 6/15/28	980,000	974,418
5.35%, due 5/15/45	1,000,000	911,040
Enterprise Products Operating LLC
3.95%, due 1/31/60	1,460,000	1,154,809
4.20%, due 1/31/50	405,000	345,488
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,030,000	1,655,290
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	320,000	280,258
5.50%, due 10/15/30	595,000	554,903
Holly Energy Partners LP
6.375%, due 4/15/27 (a)	365,000	360,894
Kinder Morgan, Inc.
5.20%, due 6/1/33	750,000	747,363
MPLX LP
2.65%, due 8/15/30	1,050,000	895,342
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	2,070,000	1,869,997
Venture Global Calcasieu Pass LLC
6.25%, due 1/15/30 (a)	1,080,000	1,100,282
Western Midstream Operating LP
5.50%, due 2/1/50 (c)	860,000	746,050
		14,154,187
Real Estate 0.1%
Realogy Group LLC
5.75%, due 1/15/29 (a)	970,000	754,214
Real Estate Investment Trusts 1.0%
American Tower Corp.
3.375%, due 10/15/26	1,920,000	1,822,167
3.60%, due 1/15/28 (f)	1,025,000	963,622
Digital Realty Trust LP
4.45%, due 7/15/28	2,255,000	2,185,269
GLP Capital LP
3.35%, due 9/1/24	1,280,000	1,235,430

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	$ 1,600,000	$ 1,241,763
Iron Mountain, Inc.
5.25%, due 7/15/30 (a)	1,285,000	1,162,848
Office Properties Income Trust
2.40%, due 2/1/27	1,335,000	1,026,272
Starwood Property Trust, Inc. (a)
3.75%, due 12/31/24	1,120,000	1,063,633
4.375%, due 1/15/27	940,000	843,650
		11,544,654
Retail 0.4%
AutoNation, Inc.
4.75%, due 6/1/30	1,680,000	1,576,181
Nordstrom, Inc.
4.25%, due 8/1/31	1,260,000	946,146
QVC, Inc.
4.375%, due 9/1/28	1,640,000	1,057,763
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	1,020,000	847,355
		4,427,445
Software 0.0% ‡
Fidelity National Information Services, Inc.
5.10%, due 7/15/32	655,000	656,756
Telecommunications 0.7%
Altice France SA
5.125%, due 7/15/29 (France) (a)	2,100,000	1,648,332
AT&T, Inc.
3.50%, due 9/15/53	1,449,000	1,069,283
3.65%, due 9/15/59	880,000	645,136
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	2,033,444	2,017,219
T-Mobile US, Inc.
2.625%, due 2/15/29	715,000	624,910
Verizon Communications, Inc.
5.706% (3 Month LIBOR + 1.10%), due 5/15/25 (b)	2,705,000	2,741,387
		8,746,267
Total Corporate Bonds (Cost $262,942,695)		236,933,637
Foreign Government Bonds 0.6%
Brazil 0.0% ‡
Brazil Government Bond
3.75%, due 9/12/31 (f)	420,000	360,428

	Principal Amount	Value
Foreign Government Bonds
Chile 0.1%
Chile Government Bond
2.55%, due 7/27/33	$ 485,000	$ 394,984
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,695,000	1,445,122
		1,840,106
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32 (f)	1,780,000	1,309,534
4.50%, due 1/28/26	560,000	534,464
		1,843,998
Mexico 0.3%
Comision Federal de Electricidad
3.875%, due 7/26/33 (a)	2,755,000	2,176,827
Mexico Government Bond
3.75%, due 4/19/71	1,460,000	978,352
		3,155,179
Total Foreign Government Bonds (Cost $9,106,330)		7,199,711
Loan Assignments 0.1%
Diversified/Conglomerate Service 0.1%
TruGreen LP (b)
First Lien Second Refinancing Term Loan
8.57% (1 Month LIBOR + 4.00%), due 11/2/27	752,429	695,056
Second Lien Initial Term Loan
13.176% (3 Month LIBOR + 8.50%), due 11/2/28	580,000	411,800
		1,106,856
Total Loan Assignments (Cost $1,317,881)		1,106,856
Mortgage-Backed Securities 12.0%
Agency (Collateralized Mortgage Obligations) 4.9%
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(h)	3,133,769	117,114
REMIC, Series 5187, Class SA
(zero coupon) (SOFR 30A + 1.80%), due 1/25/52 (b)(h)	2,416,143	12,328
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(h)	2,654,321	89,555
REMIC, Series 4988, Class BA
1.50%, due 6/25/50	482,907	381,268
REMIC, Series 5038, Class KA
1.50%, due 11/25/50	2,324,700	1,814,373

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 4994, Class TS
1.594% (1 Month LIBOR + 6.10%), due 7/25/50 (b)(h)	$ 2,094,911	$ 253,518
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	1,681,441	266,438
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	1,743,185	279,646
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	1,398,034	219,479
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	2,052,509	314,479
REMIC, Series 5160
3.00%, due 10/25/51 (h)	1,724,976	195,082
REMIC, Series 5040
3.50%, due 11/25/50 (h)	1,244,511	203,395
REMIC, Series 5200, Class FA
4.00% (SOFR 30A + 0.50%), due 2/25/52 (b)	841,158	779,308
FHLMC, Strips
Series 311
(zero coupon), due 8/15/43	709,381	545,997
Series 311, Class S1
1.491% (1 Month LIBOR + 5.95%), due 8/15/43 (b)(h)	2,023,146	218,019
Series 389, Class C35
2.00%, due 6/15/52 (h)	2,944,132	378,203
FNMA
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(h)	1,352,464	5,687
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(h)	9,728,706	165,383
REMIC, Series 2022-10, Class SA
1.44% (SOFR 30A + 5.75%), due 2/25/52 (b)(h)	1,548,445	206,290
REMIC, Series 2021-40, Class SI
1.444% (1 Month LIBOR + 5.95%), due 9/25/47 (b)(h)	2,544,784	272,887
REMIC, Series 2020-47, Class BD
1.50%, due 7/25/50	430,907	340,256
REMIC, Series 2016-57, Class SN
1.544% (1 Month LIBOR + 6.05%), due 6/25/46 (b)(h)	2,050,510	233,460
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	1,370,432	205,149
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (h)	931,590	139,143
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	3,923,496	493,273
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	640,200	79,723
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	1,361,288	1,258,224

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	$ 5,151,664	$ 798,689
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	797,957	732,285
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	3,853,345	587,625
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,634,879	1,548,305
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	2,452,065	484,571
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,537,967	1,461,844
FNMA, Strips
REMIC, Series 427, Class C77
2.50%, due 9/25/51 (h)	4,963,884	736,612
GNMA
Series 2019-145, Class LS
(zero coupon) (1 Month LIBOR + 2.83%), due 11/20/49 (b)(h)	14,087	166
Series 2019-136, Class YS
(zero coupon) (1 Month LIBOR + 2.83%), due 11/20/49 (b)(h)	1,084,086	18,570
Series 2020-5, Class AS
(zero coupon) (1 Month LIBOR + 2.82%), due 1/20/50 (b)(h)	2,648	25
Series 2020-1, Class YS
(zero coupon) (1 Month LIBOR + 2.83%), due 1/20/50 (b)(h)	3,438,133	48,519
Series 2021-77, Class SN
(zero coupon) (1 Month LIBOR + 2.60%), due 5/20/51 (b)(h)	6,827,159	67,945
Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(h)	6,712,555	87,339
Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(h)	11,178,135	173,932
Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	3,776,093	170,658
Series 2022-6, Class AS
(zero coupon) (SOFR 30A + 3.14%), due 1/20/52 (b)(h)	2,792	45
Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(h)	6,212,307	60,050
Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(h)	31,843,707	333,980
Series 2020-97, Class HB
1.00%, due 7/20/50	809,304	632,737
Series 2020-115, Class YA
1.00%, due 8/20/50	1,740,617	1,360,017
Series 2020-129, Class AG
1.00%, due 9/20/50	2,532,940	1,971,560
Series 2020-166, Class CA
1.00%, due 11/20/50	1,672,717	1,279,723

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-105, Class DB
1.00%, due 6/20/51	$ 1,734,224	$ 1,338,659
Series 2020-34, Class SC
1.564% (1 Month LIBOR + 6.05%), due 3/20/50 (b)(h)	2,756,609	298,630
Series 2020-146, Class SA
1.814% (1 Month LIBOR + 6.30%), due 10/20/50 (b)(h)	2,576,898	332,795
Series 2021-179, Class SA
1.814% (1 Month LIBOR + 6.30%), due 11/20/50 (b)(h)	3,287,330	441,995
Series 2020-189, Class SU
1.814% (1 Month LIBOR + 6.30%), due 12/20/50 (b)(h)	764,755	101,131
Series 2021-57, Class SD
1.814% (1 Month LIBOR + 6.30%), due 3/20/51 (b)(h)	3,649,928	465,814
Series 2021-122, Class HS
1.814% (1 Month LIBOR + 6.30%), due 7/20/51 (b)(h)	2,373,947	326,944
Series 2021-41, Class FS
2.00% (SOFR 30A + 0.20%), due 10/20/50 (b)(h)	3,666,698	372,129
Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	813,754	85,705
Series 2020-188
2.00%, due 12/20/50 (h)	3,915,085	414,851
Series 2021-97, Class IN
2.50%, due 8/20/49 (h)	4,345,503	444,874
Series 2022-1, Class IA
2.50%, due 6/20/50 (h)	622,775	83,393
Series 2020-188, Class DI
2.50%, due 12/20/50 (h)	6,126,545	919,995
Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	1,025,177	132,244
Series 2021-25, Class LI
2.50%, due 2/20/51 (h)	5,480,252	684,599
Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	3,484,035	2,941,637
Series 2021-105, Class IE
2.50%, due 6/20/51 (h)	1,540,232	182,430
Series 2021-160, Class ID
2.50%, due 9/20/51 (h)	3,488,888	475,208
Series 2021-188
2.50%, due 10/20/51 (h)	4,053,498	648,570
Series 2022-83
2.50%, due 11/20/51 (h)	3,442,111	458,063
Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	3,998,300	569,926
Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	820,058	713,571
Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	1,519,359	267,610

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-98, Class KI
3.00%, due 6/20/51 (h)	$ 4,148,329	$ 608,976
Series 2022-189, Class AT
3.00%, due 7/20/51	2,431,120	2,228,450
Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	5,271,338	839,227
Series 2021-136, Class TI
3.00%, due 8/20/51 (h)	1,805,058	255,453
Series 2021-158, Class NI
3.00%, due 9/20/51 (h)	4,998,237	834,146
Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	3,460,154	534,362
Series 2022-207, Class NA
3.00%, due 1/20/52	5,320,006	4,829,412
Series 2022-206, Class CN
3.00%, due 2/20/52	4,637,742	4,215,383
Series 2023-1, Class MA
3.50%, due 5/20/50	2,200,000	2,087,678
Series 2021-96, Class FG
3.50% (SOFR 30A + 0.30%), due 6/20/51 (b)	1,920,229	1,729,503
Series 2021-125, Class AF
3.50% (SOFR 30A + 0.25%), due 7/20/51 (b)	1,874,601	1,694,561
Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	3,182,287	499,138
Series 2023-1, Class HD
3.50%, due 1/20/52	2,885,000	2,701,318
		57,781,254
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.8%
Arbor Multifamily Mortgage Securities Trust (a)
Series 2021-MF2, Class AS
2.70%, due 6/15/54 (i)	1,770,000	1,459,546
Series 2021-MF3, Class AS
2.748%, due 10/15/54	2,200,000	1,801,125
Series 2022-MF4, Class A5
3.293%, due 2/15/55 (j)	1,225,000	1,092,941
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
4.851% (1 Month LIBOR + 0.345%), due 12/25/36 (a)(b)	41,022	38,258
Benchmark Mortgage Trust
Series 2020-B19, Class A2
1.691%, due 9/15/53	1,775,000	1,629,771
BX Commercial Mortgage Trust (a)
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (j)	2,540,000	2,128,990
Series 2020-VIV3, Class B
3.544%, due 3/9/44 (j)	847,236	738,541

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Commercial Mortgage Trust (a)
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (j)	$ 675,000	$ 539,943
Series 2021-VOLT, Class C
5.559% (1 Month LIBOR + 1.10%), due 9/15/36 (b)	2,310,000	2,215,310
Series 2021-ACNT, Class D
6.31% (1 Month LIBOR + 1.85%), due 11/15/38 (b)	2,410,000	2,331,961
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	250,000	219,545
Series 2019-OC11, Class C
3.856%, due 12/9/41	570,000	491,237
Series 2019-OC11, Class D
3.944%, due 12/9/41 (j)	975,000	814,858
Series 2021-LBA, Class AV
5.26% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	1,910,000	1,848,532
Series 2021-MFM1, Class C
5.659% (1 Month LIBOR + 1.20%), due 1/15/34 (b)	845,000	818,543
Series 2021-ARIA, Class E
6.703% (1 Month LIBOR + 2.245%), due 10/15/36 (b)	3,250,000	3,030,367
BXHPP Trust
Series 2021-FILM, Class B
5.359% (1 Month LIBOR + 0.90%), due 8/15/36 (a)(b)	1,280,000	1,195,090
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class A5
3.616%, due 2/10/49	560,000	533,709
Extended Stay America Trust (a)(b)
Series 2021-ESH, Class C
6.159% (1 Month LIBOR + 1.70%), due 7/15/38	2,259,885	2,206,134
Series 2021-ESH, Class D
6.709% (1 Month LIBOR + 2.25%), due 7/15/38	1,557,027	1,517,070
FREMF Mortgage Trust (a)(j)
Series 2019-K99, Class B
3.645%, due 10/25/52	290,000	263,895
Series 2019-K98, Class C
3.738%, due 10/25/52	780,000	698,444
Series 2017-K71, Class B
3.752%, due 11/25/50	607,208	569,304
Series 2019-K94, Class B
3.966%, due 7/25/52	1,895,000	1,766,418
Series 2018-K78, Class B
4.129%, due 6/25/51	355,000	337,590
Series 2018-K81, Class B
4.173%, due 9/25/51	345,000	328,258
Series 2018-K76, Class B
4.208%, due 6/25/51	370,000	353,466
Series 2018-K79, Class B
4.211%, due 7/25/51	330,000	315,030

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FREMF Mortgage Trust (a)(j)
Series 2018-K86, Class C
4.294%, due 11/25/51	$ 955,000	$ 897,042
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	1,640,000	1,472,662
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	2,910,000	2,554,039
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.544%, due 1/15/49	560,000	535,019
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.809%, due 12/15/48	830,000	800,106
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class M10
7.756% (1 Month LIBOR + 3.25%), due 10/25/49	2,220,857	2,102,081
Series 2020-01, Class M10
8.256% (1 Month LIBOR + 3.75%), due 3/25/50	455,000	429,404
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	3,480,000	2,948,818
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(j)	2,345,000	2,142,291
		45,165,338
Whole Loan (Collateralized Mortgage Obligations) 3.3%
CIM Trust
Series 2021-J2, Class AIOS
0.21%, due 4/25/51 (a)(h)(i)	43,111,694	430,694
FHLMC STACR REMIC Trust (a)(b)
Series 2022-DNA1, Class M1B
6.16% (SOFR 30A + 1.85%), due 1/25/42	2,340,000	2,266,361
Series 2020-DNA6, Class M2
6.31% (SOFR 30A + 2.00%), due 12/25/50	2,547,037	2,540,679
Series 2021-HQA3, Class M2
6.41% (SOFR 30A + 2.10%), due 9/25/41	1,715,000	1,537,178
Series 2021-HQA1, Class M2
6.56% (SOFR 30A + 2.25%), due 8/25/33	2,490,000	2,421,072
Series 2022-DNA3, Class M1B
7.21% (SOFR 30A + 2.90%), due 4/25/42	2,400,000	2,407,843
Series 2021-HQA1, Class B1
7.31% (SOFR 30A + 3.00%), due 8/25/33	3,045,000	2,634,351
Series 2021-DNA5, Class B1
7.36% (SOFR 30A + 3.05%), due 1/25/34	3,085,000	2,938,546

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA2, Class B1
7.46% (SOFR 30A + 3.15%), due 12/25/33	$ 1,015,000	$ 880,513
Series 2021-HQA3, Class B1
7.66% (SOFR 30A + 3.35%), due 9/25/41	3,465,000	3,114,994
Series 2021-DNA6, Class B1
7.71% (SOFR 30A + 3.40%), due 10/25/41	450,000	429,750
Series 2022-DNA2, Class M2
8.06% (SOFR 30A + 3.75%), due 2/25/42	1,820,000	1,767,702
FHLMC STACR Trust (a)(b)
Series 2018-DNA2, Class B1
8.206% (1 Month LIBOR + 3.70%), due 12/25/30	1,340,000	1,367,889
Series 2019-DNA1, Class B1
9.156% (1 Month LIBOR + 4.65%), due 1/25/49	2,055,000	2,180,824
FHLMC Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class B1
7.656% (1 Month LIBOR + 3.15%), due 7/25/30 (b)	940,000	945,900
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(i)	100,890	81,449
FNMA (b)
Series 2018-C01, Class 1B1
8.056% (1 Month LIBOR + 3.55%), due 7/25/30	2,715,000	2,785,142
Series 2017-C05, Class 1B1
8.106% (1 Month LIBOR + 3.60%), due 1/25/30	2,299,558	2,354,499
Series 2017-C01, Class 1B1
10.256% (1 Month LIBOR + 5.75%), due 7/25/29	500,000	547,740
J.P. Morgan Mortgage Trust
Series 2021-LTV2, Class A1
2.519%, due 5/25/52 (a)(i)	863,168	720,847
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.343%, due 8/25/59 (j)	2,821,506	1,699,889
Series 2019-2A, Class B6
4.88%, due 12/25/57 (i)	936,524	608,386
NewRez Warehouse Securitization Trust
Series 2021-1, Class A
5.256% (1 Month LIBOR + 0.75%), due 5/25/55 (a)(b)	915,000	903,275
STACR Trust
Series 2018-HRP2, Class B1
8.706% (1 Month LIBOR + 4.20%), due 2/25/47 (a)(b)	1,900,000	1,963,863
		39,529,386
Total Mortgage-Backed Securities (Cost $149,136,407)		142,475,978

	Principal Amount	Value
Municipal Bond 0.1%
California 0.1%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	$ 1,815,000	$ 1,344,282
Total Municipal Bond (Cost $1,815,000)		1,344,282
U.S. Government & Federal Agencies 5.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.3%
UMBS Pool, 30 Year
3.50%, due 7/1/50	1,138,832	1,079,791
3.50%, due 7/1/52	3,091,896	2,900,021
		3,979,812
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.1%
UMBS, 30 Year
2.50%, due 8/1/50	178,719	158,150
3.00%, due 6/1/51	837,198	763,115
3.00%, due 2/1/52	1,122,873	1,022,005
3.00%, due 3/1/52	1,485,412	1,350,534
3.50%, due 9/1/52	2,714,738	2,547,388
4.00%, due 8/1/48	1,651,989	1,619,872
4.00%, due 2/1/49	299,392	293,572
4.00%, due 6/1/52	2,078,560	2,007,943
4.00%, due 6/1/52	3,214,427	3,106,211
4.00%, due 6/1/52	1,499,212	1,448,740
5.00%, due 11/1/52	10,768,691	10,809,670
		25,127,200
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0% ‡
GNMA I, Single Family, 30 Year
6.50%, due 4/15/29	8	8
6.50%, due 8/15/29	4	4
		12
United States Treasury Bonds 3.2%
U.S. Treasury Bonds
4.00%, due 11/15/42	31,615,000	32,672,127
4.00%, due 11/15/52	4,945,000	5,288,059
		37,960,186

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Note 0.0% ‡
U.S. Treasury Notes
4.125%, due 11/15/32	$ 5,000	$ 5,260
Total U.S. Government & Federal Agencies (Cost $66,568,073)		67,072,470
Total Long-Term Bonds (Cost $548,715,739)		508,242,035

	Shares
Common Stocks 53.7%
Aerospace & Defense 1.2%
BAE Systems plc (United Kingdom)	369,413	3,904,149
Lockheed Martin Corp.	8,028	3,719,051
Raytheon Technologies Corp.	63,361	6,326,596
		13,949,796
Air Freight & Logistics 1.3%
Deutsche Post AG (Registered) (Germany)	219,087	9,384,338
United Parcel Service, Inc., Class B	29,698	5,500,961
		14,885,299
Auto Components 0.6%
Bridgestone Corp. (Japan)	100,400	3,756,987
Cie Generale des Etablissements Michelin SCA (France)	123,203	3,909,887
		7,666,874
Automobiles 0.3%
Toyota Motor Corp. (Japan)	252,500	3,663,429
Banks 4.6%
Bank of America Corp.	224,165	7,953,374
BAWAG Group AG (Austria) (a)(k)	90,653	5,605,048
Columbia Banking System, Inc.	172,229	5,323,598
JPMorgan Chase & Co.	63,728	8,919,371
KeyCorp	545,725	10,472,463
PNC Financial Services Group, Inc. (The)	23,041	3,811,672
Royal Bank of Canada (Canada)	32,792	3,355,724
Truist Financial Corp.	79,776	3,940,137
U.S. Bancorp	113,655	5,660,019
		55,041,406
Beverages 1.4%
Coca-Cola Co. (The)	86,055	5,276,893
Coca-Cola Europacific Partners plc (United Kingdom)	196,678	11,057,237
		16,334,130
Biotechnology 0.5%
AbbVie, Inc.	42,654	6,302,128

	Shares	Value
Common Stocks
Capital Markets 0.3%
Lazard Ltd., Class A	90,741	$ 3,636,899
Chemicals 2.4%
Air Products and Chemicals, Inc.	17,028	5,457,644
BASF SE (Germany)	14,472	824,749
Dow, Inc.	59,395	3,525,093
Linde plc (United Kingdom)	26,034	8,615,692
LyondellBasell Industries NV, Class A	41,497	4,012,345
Nutrien Ltd. (Canada)	74,995	6,208,836
		28,644,359
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (k)	10	44
Communications Equipment 0.9%
Cisco Systems, Inc.	230,235	11,205,537
Construction & Engineering 0.3%
Vinci SA (France)	36,462	4,113,456
Diversified Telecommunication Services 2.3%
AT&T, Inc.	213,580	4,350,625
Deutsche Telekom AG (Registered) (Germany)	513,296	11,419,708
Orange SA (France)	345,030	3,651,008
TELUS Corp. (Canada)	177,901	3,833,318
Verizon Communications, Inc.	85,903	3,570,988
		26,825,647
Electric Utilities 2.4%
American Electric Power Co., Inc.	91,330	8,581,367
Duke Energy Corp.	31,637	3,241,210
Entergy Corp.	30,778	3,332,642
Evergy, Inc.	49,132	3,078,120
Fortis, Inc. (Canada)	85,335	3,506,268
NextEra Energy, Inc.	87,564	6,534,901
Pinnacle West Capital Corp.	8,254	615,336
		28,889,844
Electrical Equipment 1.4%
Eaton Corp. plc	38,546	6,252,547
Emerson Electric Co.	69,728	6,290,860
Hubbell, Inc.	17,741	4,061,092
		16,604,499
Entertainment 0.4%
Koei Tecmo Holdings Co. Ltd. (Japan)	226,100	4,113,604

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts 1.4%
Iron Mountain, Inc.	75,419	$ 4,116,369
Realty Income Corp.	69,791	4,733,924
Welltower, Inc.	52,410	3,932,846
WP Carey, Inc.	44,007	3,763,919
		16,547,058
Food & Staples Retailing 0.8%
Walmart, Inc.	67,997	9,782,728
Food Products 1.0%
Danone SA (France)	65,035	3,559,064
Nestle SA (Registered)	36,512	4,455,612
Orkla ASA (Norway)	478,427	3,573,288
		11,587,964
Gas Utilities 0.7%
China Resources Gas Group Ltd. (China)	1,115,400	4,697,256
Snam SpA (Italy)	704,404	3,590,118
		8,287,374
Health Care Equipment & Supplies 0.8%
Medtronic plc	107,005	8,955,248
Health Care Providers & Services 1.1%
CVS Health Corp.	41,932	3,699,241
UnitedHealth Group, Inc.	18,525	9,247,495
		12,946,736
Hotels, Restaurants & Leisure 1.9%
McDonald's Corp.	16,485	4,408,089
Restaurant Brands International, Inc. (Canada)	167,139	11,186,613
Vail Resorts, Inc.	27,784	7,288,855
		22,883,557
Household Durables 0.3%
Leggett & Platt, Inc.	106,517	3,894,262
Industrial Conglomerates 0.9%
Honeywell International, Inc.	22,036	4,594,065
Siemens AG (Registered) (Germany)	39,697	6,167,552
		10,761,617
Insurance 3.4%
Allianz SE (Registered) (Germany)	16,592	3,958,238
Arthur J. Gallagher & Co.	24,657	4,825,868
AXA SA (France)	245,531	7,654,046
Manulife Financial Corp. (Canada)	345,401	6,835,074
MetLife, Inc.	107,763	7,868,854

	Shares	Value
Common Stocks
Insurance
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	13,251	$ 4,772,486
Travelers Cos., Inc. (The)	23,206	4,435,131
		40,349,697
IT Services 1.0%
International Business Machines Corp.	88,145	11,875,776
Leisure Products 0.5%
Hasbro, Inc.	96,294	5,697,716
Machinery 0.6%
Cummins, Inc.	29,811	7,439,037
Media 0.8%
Comcast Corp., Class A	140,934	5,545,753
Omnicom Group, Inc.	47,869	4,116,255
		9,662,008
Multi-Utilities 0.5%
NiSource, Inc.	114,723	3,183,563
WEC Energy Group, Inc.	34,915	3,281,661
		6,465,224
Oil, Gas & Consumable Fuels 2.6%
Chevron Corp.	22,655	3,942,423
Enbridge, Inc. (Canada)	97,929	4,009,749
Enterprise Products Partners LP	188,221	4,818,458
Magellan Midstream Partners LP	68,124	3,637,822
MPLX LP	105,407	3,680,812
TotalEnergies SE (France)	175,305	10,891,228
		30,980,492
Personal Products 0.3%
Unilever plc (United Kingdom)	71,768	3,666,546
Pharmaceuticals 4.8%
AstraZeneca plc, Sponsored ADR (United Kingdom)	143,599	9,387,067
Bayer AG (Registered) (Germany)	64,947	4,028,478
Eli Lilly and Co.	16,750	5,764,512
GSK plc	198,242	3,461,903
Johnson & Johnson	19,441	3,177,048
Merck & Co., Inc.	42,708	4,587,266
Novartis AG (Registered) (Switzerland)	109,796	9,930,022
Novo Nordisk A/S, Class B (Denmark)	30,658	4,245,631
Pfizer, Inc.	61,789	2,728,602
Roche Holding AG	10,855	3,392,550

	Shares	Value
Common Stocks
Pharmaceuticals
Sanofi (France)	64,953	$ 6,382,715
		57,085,794
Professional Services 0.3%
RELX plc (United Kingdom)	113,750	3,380,585
Semiconductors & Semiconductor Equipment 4.6%
Analog Devices, Inc.	78,671	13,489,716
Broadcom, Inc.	25,940	15,175,159
Intel Corp.	132,376	3,740,946
KLA Corp.	22,699	8,908,904
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	75,715	7,021,052
Texas Instruments, Inc.	36,266	6,426,698
		54,762,475
Software 1.1%
Microsoft Corp.	50,426	12,496,067
Specialty Retail 0.3%
Home Depot, Inc. (The)	12,322	3,994,423
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.	80,130	11,561,958
NetApp, Inc.	58,104	3,848,228
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	3,998	4,953,018
		20,363,204
Tobacco 1.4%
Altria Group, Inc.	73,688	3,318,907
British American Tobacco plc (United Kingdom)	221,014	8,452,502
Philip Morris International, Inc.	43,959	4,582,286
		16,353,695
Trading Companies & Distributors 0.3%
MSC Industrial Direct Co., Inc., Class A	43,024	3,558,085
Wireless Telecommunication Services 0.3%
SK Telecom Co. Ltd. (Republic of Korea)	91,640	3,474,967
Total Common Stocks (Cost $514,274,412)		639,129,286
Short-Term Investments 1.2%
Affiliated Investment Company 1.1%
MainStay U.S. Government Liquidity Fund, 4.307% (l)	12,348,212	12,348,212

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 4.39% (l)(m)	1,523,268	$ 1,523,268
Total Short-Term Investments (Cost $13,871,480)		13,871,480
Total Investments (Cost $1,076,861,631)	97.6%	1,161,242,801
Other Assets, Less Liabilities	2.4	28,445,629
Net Assets	100.0%	$ 1,189,688,430

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2023.
(c)	Step coupon—Rate shown was the rate in effect as of January 31, 2023.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2023.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $1,485,348. The Fund received cash collateral with a value of $1,523,268.
(g)	Illiquid security—As of January 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $596,000, which represented 0.1% of the Fund’s net assets.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2023.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2023.
(k)	Non-income producing security.
(l)	Current yield as of January 31, 2023.
(m)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 18,110	$ 190,611	$ (196,373)	$ —	$ —	$ 12,348	$ 114	$ —	12,348

Foreign Currency Forward Contracts
As of January 31, 2023, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,293,000	USD	15,205,833	JPMorgan Chase Bank N.A.	2/6/23	$ 1,238,366
JPY	2,564,705,000	USD	17,747,104	JPMorgan Chase Bank N.A.	2/6/23	1,967,086
JPY	2,564,705,000	USD	19,962,118	JPMorgan Chase Bank N.A.	5/9/23	4,980
USD	16,497,733	AUD	23,293,000	JPMorgan Chase Bank N.A.	2/6/23	53,534
USD	20,414,008	EUR	18,634,336	JPMorgan Chase Bank N.A.	5/9/23	38,423
USD	44,702	GBP	36,000	JPMorgan Chase Bank N.A.	5/9/23	230
Total Unrealized Appreciation						3,302,619
AUD	23,293,000	USD	16,557,223	JPMorgan Chase Bank N.A.	5/9/23	(56,719)
EUR	18,634,336	USD	20,297,264	JPMorgan Chase Bank N.A.	2/6/23	(33,079)
GBP	36,000	USD	44,616	JPMorgan Chase Bank N.A.	2/6/23	(229)
USD	18,941,933	EUR	18,634,336	JPMorgan Chase Bank N.A.	2/6/23	(1,322,253)
USD	41,983	GBP	36,000	JPMorgan Chase Bank N.A.	2/6/23	(2,403)
USD	19,704,294	JPY	2,564,705,000	JPMorgan Chase Bank N.A.	2/6/23	(9,896)
Total Unrealized Depreciation						(1,424,579)
Net Unrealized Appreciation						$ 1,878,040

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of January 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
E-Mini Energy Select Sector Index	390	March 2023	$ 34,580,633	$ 36,773,100	$ 2,192,467
E-Mini Health Care Select Sector Index	202	March 2023	28,669,795	27,316,460	(1,353,335)
Russell 2000 E-Mini Index	451	March 2023	41,366,087	43,733,470	2,367,383
S&P 500 E-Mini Index	237	March 2023	47,701,519	48,466,500	764,981
U.S. Treasury 2 Year Notes	203	March 2023	41,602,745	41,746,633	143,888
U.S. Treasury 5 Year Notes	445	March 2023	48,278,549	48,612,774	334,225
U.S. Treasury 10 Year Notes	431	March 2023	48,823,494	49,356,234	532,740
U.S. Treasury 10 Year Ultra Bonds	212	March 2023	25,221,621	25,695,062	473,441
U.S. Treasury Ultra Bonds	132	March 2023	18,071,154	18,711,000	639,846
Yen Denominated Nikkei 225 Index	304	March 2023	32,286,720	32,101,410	(185,310)
Total Long Contracts					5,910,326
Short Contracts
E-Mini Financial Select Sector Index	(50)	March 2023	(5,413,024)	(5,652,500)	(239,476)
E-Mini Industrial Equity Index	(81)	March 2023	(8,271,465)	(8,345,430)	(73,965)
Euro STOXX 50 Index	(1,508)	March 2023	(65,759,155)	(68,380,300)	(2,621,145)
FTSE 100 Index	(45)	March 2023	(4,159,475)	(4,299,287)	(139,812)
S&P E-Mini Commercial Service Equity Index	(180)	March 2023	(11,830,768)	(13,018,500)	(1,187,732)
U.S. Treasury Long Bonds	(50)	March 2023	(6,417,415)	(6,493,750)	(76,335)
Total Short Contracts					(4,338,465)
Net Unrealized Appreciation					$ 1,571,861

1.	As of January 31, 2023, cash in the amount of $20,126,807 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2023.

Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 52,109,101	$ —	$ 52,109,101
Corporate Bonds	—	236,933,637	—	236,933,637
Foreign Government Bonds	—	7,199,711	—	7,199,711
Loan Assignments	—	1,106,856	—	1,106,856
Mortgage-Backed Securities	—	142,475,978	—	142,475,978
Municipal Bond	—	1,344,282	—	1,344,282
U.S. Government & Federal Agencies	—	67,072,470	—	67,072,470
Total Long-Term Bonds	—	508,242,035	—	508,242,035
Common Stocks
Aerospace & Defense	10,045,647	3,904,149	—	13,949,796
Air Freight & Logistics	5,500,961	9,384,338	—	14,885,299
Auto Components	—	7,666,874	—	7,666,874
Automobiles	—	3,663,429	—	3,663,429
Banks	49,436,358	5,605,048	—	55,041,406
Chemicals	27,819,610	824,749	—	28,644,359
Construction & Engineering	—	4,113,456	—	4,113,456
Diversified Telecommunication Services	11,754,931	15,070,716	—	26,825,647
Entertainment	—	4,113,604	—	4,113,604
Food Products	—	11,587,964	—	11,587,964
Gas Utilities	—	8,287,374	—	8,287,374
Industrial Conglomerates	4,594,065	6,167,552	—	10,761,617
Insurance	23,964,927	16,384,770	—	40,349,697
Oil, Gas & Consumable Fuels	20,089,264	10,891,228	—	30,980,492
Personal Products	—	3,666,546	—	3,666,546
Pharmaceuticals	25,644,495	31,441,299	—	57,085,794
Professional Services	—	3,380,585	—	3,380,585
Technology Hardware, Storage & Peripherals	15,410,186	4,953,018	—	20,363,204
Tobacco	7,901,193	8,452,502	—	16,353,695
Wireless Telecommunication Services	—	3,474,967	—	3,474,967
All Other Industries	273,933,481	—	—	273,933,481
Total Common Stocks	476,095,118	163,034,168	—	639,129,286
Short-Term Investments
Affiliated Investment Company	12,348,212	—	—	12,348,212
Unaffiliated Investment Company	1,523,268	—	—	1,523,268
Total Short-Term Investments	13,871,480	—	—	13,871,480
Total Investments in Securities	489,966,598	671,276,203	—	1,161,242,801
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	3,302,619	—	3,302,619
Futures Contracts	7,448,971	—	—	7,448,971
Total Other Financial Instruments	7,448,971	3,302,619	—	10,751,590
Total Investments in Securities and Other Financial Instruments	$ 497,415,569	$ 674,578,822	$ —	$ 1,171,994,391
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (1,424,579)	$ —	$ (1,424,579)
Futures Contracts	(5,877,110)	—	—	(5,877,110)
Total Other Financial Instruments	$ (5,877,110)	$ (1,424,579)	$ —	$ (7,301,689)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Enduring Capital Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Common Stocks 99.5%
Air Freight & Logistics 3.6%
Expeditors International of Washington, Inc.	207,892	$ 22,483,520
Banks 6.9%
First Republic Bank	152,664	21,507,304
M&T Bank Corp.	141,890	22,134,840
		43,642,144
Capital Markets 6.6%
Brookfield Asset Management Ltd., Class A (a)(b)	209,282	6,833,057
Brookfield Corp.	302,107	11,238,381
Charles Schwab Corp. (The)	301,824	23,367,214
		41,438,652
Chemicals 6.3%
Linde plc	67,249	22,255,384
Sherwin-Williams Co. (The)	73,396	17,364,760
		39,620,144
Commercial Services & Supplies 10.1%
Cintas Corp.	41,146	18,258,126
Copart, Inc. (a)	396,593	26,417,060
Waste Connections, Inc.	141,823	18,848,276
		63,523,462
Containers & Packaging 2.8%
Ball Corp.	302,086	17,593,489
Diversified Financial Services 3.7%
Berkshire Hathaway, Inc., Class B (a)	75,712	23,585,802
Electric Utilities 2.5%
NextEra Energy, Inc.	212,098	15,828,874
Equity Real Estate Investment Trusts 4.7%
American Tower Corp.	69,429	15,509,744
Public Storage	46,450	14,136,593
		29,646,337
Food & Staples Retailing 3.2%
Costco Wholesale Corp.	39,248	20,061,223
Health Care Providers & Services 2.5%
UnitedHealth Group, Inc.	30,949	15,449,431
Household Durables 4.3%
NVR, Inc. (a)	5,105	26,903,350

	Shares	Value
Common Stocks
Insurance 9.0%
Brookfield Reinsurance Ltd. (a)	3,730	$ 138,495
Markel Corp. (a)	21,346	30,076,087
Progressive Corp. (The)	193,490	26,382,362
		56,596,944
Life Sciences Tools & Services 3.0%
Danaher Corp.	72,588	19,190,815
Machinery 12.3%
Deere & Co.	36,489	15,429,009
Fortive Corp.	227,776	15,495,601
IDEX Corp.	86,718	20,784,570
PACCAR, Inc.	238,536	26,074,370
		77,783,550
Media 2.7%
Cable One, Inc.	21,411	16,912,121
Road & Rail 6.3%
Canadian National Railway Co.	161,832	19,263,426
Old Dominion Freight Line, Inc.	61,415	20,465,935
		39,729,361
Software 5.8%
Constellation Software, Inc.	20,546	36,299,967
Trading Companies & Distributors 3.2%
Watsco, Inc. (b)	70,405	20,232,285
Total Common Stocks (Cost $553,115,809)		626,521,471
Short-Term Investments 0.9%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 4.307% (c)	3,504,239	3,504,239
Unaffiliated Investment Company 0.4%
Invesco Government & Agency Portfolio, 4.39% (c)(d)	2,522,850	2,522,850
Total Short-Term Investments (Cost $6,027,089)		6,027,089
Total Investments (Cost $559,142,898)	100.4%	632,548,560
Other Assets, Less Liabilities	(0.4)	(2,813,855)
Net Assets	100.0%	$ 629,734,705

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $2,471,269. The Fund received cash collateral with a value of $2,522,850.
(c)	Current yield as of January 31, 2023.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 148	$ 82,568	$ (79,212)	$ —	$ —	$ 3,504	$ 45	$ —	3,504
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 626,521,471	$ —	$ —	$ 626,521,471
Short-Term Investments
Affiliated Investment Company	3,504,239	—	—	3,504,239
Unaffiliated Investment Company	2,522,850	—	—	2,522,850
Total Short-Term Investments	6,027,089	—	—	6,027,089
Total Investments in Securities	$ 632,548,560	$ —	$ —	$ 632,548,560

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Convertible Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 3.0%
Corporate Bonds 3.0%
Biotechnology 0.2%
Bridgebio Pharma, Inc.
2.50%, due 3/15/27	$ 6,975,000	$ 3,369,623
Commercial Services 0.6%
Block, Inc.
0.25%, due 11/1/27	11,637,000	9,324,146
Leisure Time 0.3%
NCL Corp. Ltd.
5.375%, due 8/1/25	4,670,000	5,342,480
Oil & Gas 0.1%
Valaris Ltd.
Series 1145
8.25% (8.25% Cash or 12.00% PIK), due 4/30/28 (a)	1,461,000	1,475,610
Oil & Gas Services 0.0% ‡
Weatherford International Ltd.
11.00%, due 12/1/24 (b)	82,000	84,255
Semiconductors 1.5%
Silicon Laboratories, Inc.
0.625%, due 6/15/25	18,021,000	25,083,430
Software 0.3%
Five9, Inc.
0.50%, due 6/1/25	4,675,000	4,427,225
Total Corporate Bonds (Cost $51,556,381)		49,106,769
Total Long-Term Bonds (Cost $51,556,381)		49,106,769
Convertible Securities 89.4%
Convertible Bonds 80.6%
Airlines 2.8%
American Airlines Group, Inc.
6.50%, due 7/1/25	7,040,000	8,659,200
JetBlue Airways Corp.
0.50%, due 4/1/26	4,632,000	3,684,756
Southwest Airlines Co.
1.25%, due 5/1/25 (c)	27,566,000	33,155,007
		45,498,963

	Principal Amount	Value
Convertible Bonds
Auto Manufacturers 1.7%
Ford Motor Co.
(zero coupon), due 3/15/26	$ 27,838,000	$ 28,394,760
Beverages 1.0%
MGP Ingredients, Inc.
1.875%, due 11/15/41	13,305,000	15,774,408
Biotechnology 5.2%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27 (b)	5,460,000	5,849,298
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27 (c)	34,659,000	39,164,670
Guardant Health, Inc.
(zero coupon), due 11/15/27	7,026,000	4,720,769
Halozyme Therapeutics, Inc.
1.00%, due 8/15/28 (b)	8,000,000	8,925,000
Illumina, Inc.
(zero coupon), due 8/15/23 (c)	18,223,000	17,793,719
Ionis Pharmaceuticals, Inc.
(zero coupon), due 4/1/26	9,349,000	9,004,256
		85,457,712
Commercial Services 2.9%
Alarm.com Holdings, Inc.
(zero coupon), due 1/15/26	3,775,000	3,182,703
Block, Inc.
(zero coupon), due 5/1/26	14,521,000	12,299,287
Chegg, Inc.
(zero coupon), due 9/1/26	8,817,000	7,014,805
Euronet Worldwide, Inc.
0.75%, due 3/15/49 (c)	11,900,000	11,728,937
Repay Holdings Corp.
(zero coupon), due 2/1/26 (b)	2,525,000	2,043,672
Sabre GLBL, Inc.
4.00%, due 4/15/25	1,835,000	2,099,974
Shift4 Payments, Inc.
(zero coupon), due 12/15/25	6,937,000	7,439,932
0.50%, due 8/1/27	1,145,000	1,027,638
		46,836,948
Computers 2.3%
Lumentum Holdings, Inc.
0.50%, due 12/15/26	25,385,000	23,163,812
Parsons Corp.
0.25%, due 8/15/25	4,641,000	5,100,919

	Principal Amount	Value
Convertible Bonds
Computers
Zscaler, Inc.
0.125%, due 7/1/25 (c)	$ 8,613,000	$ 9,452,768
		37,717,499
Cosmetics & Personal Care 0.5%
Beauty Health Co. (The)
1.25%, due 10/1/26 (b)(c)	10,567,000	8,697,962
Electric 1.5%
NRG Energy, Inc.
2.75%, due 6/1/48	23,454,000	24,075,531
Energy-Alternate Sources 1.8%
Enphase Energy, Inc.
(zero coupon), due 3/1/26	9,485,000	10,035,130
NextEra Energy Partners LP
(zero coupon), due 11/15/25 (b)	9,417,000	9,680,676
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25	7,790,000	10,497,025
		30,212,831
Entertainment 2.2%
Live Nation Entertainment, Inc.
3.125%, due 1/15/29 (b)	5,685,000	6,111,375
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26	3,110,000	3,355,690
Vail Resorts, Inc.
(zero coupon), due 1/1/26 (c)	28,521,000	27,130,601
		36,597,666
Food 1.1%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28 (b)(c)	11,305,000	12,478,459
Post Holdings, Inc.
2.50%, due 8/15/27 (b)	4,561,000	4,986,541
		17,465,000
Healthcare-Products 4.9%
CONMED Corp.
2.25%, due 6/15/27 (b)	23,095,000	22,090,367
Exact Sciences Corp.
0.375%, due 3/1/28	22,800,000	20,463,000
Haemonetics Corp.
(zero coupon), due 3/1/26	9,226,000	7,916,831
Integra LifeSciences Holdings Corp.
0.50%, due 8/15/25	8,670,000	8,513,940
Lantheus Holdings, Inc.
2.625%, due 12/15/27 (b)	11,307,000	12,119,973

	Principal Amount	Value
Convertible Bonds
Healthcare-Products
NuVasive, Inc.
0.375%, due 3/15/25	$ 8,085,000	$ 7,236,075
Omnicell, Inc.
0.25%, due 9/15/25	2,760,000	2,521,260
		80,861,446
Healthcare-Services 4.0%
Elevance Health, Inc.
2.75%, due 10/15/42	6,880,000	49,067,472
Teladoc Health, Inc.
1.25%, due 6/1/27	19,458,000	15,700,660
		64,768,132
Internet 9.2%
Booking Holdings, Inc.
0.75%, due 5/1/25 (c)	10,000,000	14,288,000
Etsy, Inc.
0.25%, due 6/15/28 (c)	25,139,000	22,798,559
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,822,000	2,582,130
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (b)	12,450,000	11,998,687
Okta, Inc.
0.125%, due 9/1/25	5,611,000	4,985,374
Palo Alto Networks, Inc.
0.375%, due 6/1/25	9,385,000	15,428,940
0.75%, due 7/1/23	13,659,000	24,497,416
Q2 Holdings, Inc.
0.75%, due 6/1/26	4,395,000	3,786,293
Snap, Inc.
(zero coupon), due 5/1/27	10,018,000	7,443,374
0.125%, due 3/1/28 (b)	12,073,000	8,758,962
Uber Technologies, Inc.
(zero coupon), due 12/15/25	13,355,000	11,802,432
Ziff Davis, Inc.
1.75%, due 11/1/26 (b)	5,220,000	5,538,420
Zillow Group, Inc.
2.75%, due 5/15/25	16,626,000	17,116,467
		151,025,054
Leisure Time 1.1%
Carnival Corp.
5.75%, due 12/1/27 (b)	7,758,000	8,681,202
NCL Corp. Ltd.
6.00%, due 5/15/24	2,849,000	3,799,175
Royal Caribbean Cruises Ltd.
6.00%, due 8/15/25 (b)	3,620,000	5,544,030
		18,024,407

	Principal Amount	Value
Convertible Bonds
Machinery-Diversified 1.0%
Chart Industries, Inc.
1.00%, due 11/15/24	$ 7,336,000	$ 16,757,468
Media 3.4%
Cable One, Inc.
1.125%, due 3/15/28	17,808,000	13,774,488
DISH Network Corp.
(zero coupon), due 12/15/25	18,871,000	12,539,780
Liberty Media Corp.
1.375%, due 10/15/23	11,345,000	14,890,312
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27 (b)(c)	13,561,000	14,225,489
		55,430,069
Oil & Gas 8.5%
EQT Corp.
1.75%, due 5/1/26	22,078,000	49,642,383
Permian Resources Operating LLC
3.25%, due 4/1/28	14,317,000	27,374,104
Pioneer Natural Resources Co.
0.25%, due 5/15/25	26,272,000	61,936,240
		138,952,727
Oil & Gas Services 3.6%
Helix Energy Solutions Group, Inc.
6.75%, due 2/15/26	21,575,000	30,258,938
Oil States International, Inc.
4.75%, due 4/1/26	25,301,000	29,048,078
		59,307,016
Pharmaceuticals 1.7%
Dexcom, Inc.
0.25%, due 11/15/25 (c)	16,375,000	17,324,750
Pacira BioSciences, Inc.
0.75%, due 8/1/25	11,078,000	10,177,913
		27,502,663
Real Estate Investment Trusts 0.7%
Summit Hotel Properties, Inc.
1.50%, due 2/15/26 (c)	12,566,000	11,667,531
Retail 2.8%
Burlington Stores, Inc.
2.25%, due 4/15/25	19,158,000	23,827,762
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,208,000	8,051,245

	Principal Amount	Value
Convertible Bonds
Retail
Patrick Industries, Inc.
1.75%, due 12/1/28 (c)	$ 16,362,000	$ 14,807,610
		46,686,617
Semiconductors 4.6%
Impinj, Inc.
1.125%, due 5/15/27	4,665,000	6,408,777
Microchip Technology, Inc.
0.125%, due 11/15/24 (c)	33,300,000	37,108,687
ON Semiconductor Corp.
1.625%, due 10/15/23	2,305,000	8,165,463
Rambus, Inc.
1.375%, due 2/1/23	5,201,000	11,114,288
Wolfspeed, Inc. (b)
0.25%, due 2/15/28	8,931,000	8,171,865
1.875%, due 12/1/29	4,540,000	4,431,594
		75,400,674
Software 7.2%
Akamai Technologies, Inc.
0.375%, due 9/1/27	16,529,000	16,446,355
Bentley Systems, Inc.
0.125%, due 1/15/26	3,570,000	3,316,530
Bill.com Holdings, Inc.
(zero coupon), due 12/1/25	4,680,000	4,932,720
Coupa Software, Inc.
0.375%, due 6/15/26	10,679,000	10,438,722
Datadog, Inc.
0.125%, due 6/15/25	9,636,000	10,599,600
DigitalOcean Holdings, Inc.
(zero coupon), due 12/1/26	6,190,000	4,781,775
Dropbox, Inc.
(zero coupon), due 3/1/28	11,036,000	10,075,868
Envestnet, Inc.
2.625%, due 12/1/27 (b)	11,314,000	12,699,965
Everbridge, Inc.
0.125%, due 12/15/24	12,641,000	11,479,292
MongoDB, Inc.
0.25%, due 1/15/26	7,075,000	8,693,406
Splunk, Inc.
0.50%, due 9/15/23	16,180,000	15,815,950
Zynga, Inc.
(zero coupon), due 12/15/26	8,635,000	8,608,232
		117,888,415
Telecommunications 4.4%
Infinera Corp.
2.50%, due 3/1/27	7,050,000	8,365,358

	Principal Amount	Value
Convertible Bonds
Telecommunications
InterDigital, Inc.
2.00%, due 6/1/24	$ 4,500,000	$ 4,665,937
NICE Ltd.
(zero coupon), due 9/15/25	46,000,000	44,229,000
Viavi Solutions, Inc.
1.00%, due 3/1/24	14,679,000	15,284,509
		72,544,804
Trucking & Leasing 0.5%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	8,991,000	7,673,819
Total Convertible Bonds (Cost $1,228,560,387)		1,321,220,122

	Shares
Convertible Preferred Stocks 8.8%
Banks 1.8%
Bank of America Corp.
Series L
7.25% (d)	12,072	15,019,982
Wells Fargo & Co.
Series L
7.50% (d)	11,552	14,532,301
		29,552,283
Capital Markets 0.7%
KKR Group Co., Inc.
Series C
6.00%	165,650	11,191,314
Construction & Engineering 0.5%
Fluor Corp.
6.50% (d)	4,500	7,768,305
Electric Utilities 1.8%
NextEra Energy, Inc.
6.926%	150,200	7,202,090
PG&E Corp.
5.50%	160,900	22,728,734
		29,930,824
Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co.
Series B
6.00%	86,450	4,353,622

	Shares	Value
Convertible Preferred Stocks
Independent Power and Renewable Electricity Producers 0.9%
AES Corp. (The)
6.875%	147,100	$ 14,686,464
Life Sciences Tools & Services 2.8%
Danaher Corp.
Series B
5.00%	34,560	46,448,640
Total Convertible Preferred Stocks (Cost $138,068,851)		143,931,452
Total Convertible Securities (Cost $1,366,629,238)		1,465,151,574
Common Stocks 2.4%
Banks 0.9%
Bank of America Corp.	398,621	14,143,073
Energy Equipment & Services 0.9%
Weatherford International plc (e)	272,914	15,523,349
Oil, Gas & Consumable Fuels 0.6%
Kosmos Energy Ltd. (e)	613,446	4,852,358
PDC Energy, Inc.	74,569	5,050,558
		9,902,916
Total Common Stocks (Cost $19,927,961)		39,569,338
Short-Term Investments 14.1%
Affiliated Investment Company 5.2%
MainStay U.S. Government Liquidity Fund, 4.307% (f)(g)	85,611,161	85,611,161
Unaffiliated Investment Companies 8.9%
Goldman Sachs Financial Square Government Fund, 4.32% (g)(h)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, 4.39% (g)(h)	140,798,680	140,798,680
		145,798,680
Total Short-Term Investments (Cost $231,409,841)		231,409,841
Total Investments (Cost $1,669,523,421)	108.9%	1,785,237,522
Other Assets, Less Liabilities	(8.9)	(145,231,488)
Net Assets	100.0%	$ 1,640,006,034

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.

(a)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $143,626,869. The Fund received cash collateral with a value of $145,798,680.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Non-income producing security.
(f)	As of January 31, 2023, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(g)	Current yield as of January 31, 2023.
(h)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 90,286	$ 79,168	$ (83,843)	$ —	$ —	$ 85,611	$ 922	$ —	85,611
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 49,106,769	$ —	$ 49,106,769
Total Corporate Bonds	—	49,106,769	—	49,106,769
Convertible Securities
Convertible Bonds	—	1,321,220,122	—	1,321,220,122
Convertible Preferred Stocks	136,163,147	7,768,305	—	143,931,452
Total Convertible Securities	136,163,147	1,328,988,427	—	1,465,151,574
Common Stocks	39,569,338	—	—	39,569,338
Short-Term Investments
Affiliated Investment Company	85,611,161	—	—	85,611,161
Unaffiliated Investment Companies	145,798,680	—	—	145,798,680
Total Short-Term Investments	231,409,841	—	—	231,409,841
Total Investments in Securities	$ 407,142,326	$ 1,378,095,196	$ —	$ 1,785,237,522

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Corporate Bond Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 91.3%
Convertible Bonds 1.1%
Investment Companies 0.2%
Ares Capital Corp.
4.625%, due 3/1/24	$ 14,285,000	$ 15,306,378
Media 0.5%
DISH Network Corp.
2.375%, due 3/15/24	37,079,000	34,492,740
3.375%, due 8/15/26	30,780,000	20,216,063
		54,708,803
Oil & Gas 0.2%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (a)(b)	4,051,000	18,915,334
Oil & Gas Services 0.2%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (b)	18,220,551	18,870,791
Total Convertible Bonds (Cost $98,504,850)		107,801,306
Corporate Bonds 86.3%
Advertising 1.2%
Lamar Media Corp.
3.625%, due 1/15/31	38,590,000	32,769,080
3.75%, due 2/15/28	21,000,000	19,060,890
4.00%, due 2/15/30	23,100,000	20,559,000
4.875%, due 1/15/29	5,000,000	4,705,629
Outfront Media Capital LLC (c)
4.25%, due 1/15/29	6,750,000	5,802,587
4.625%, due 3/15/30	6,305,000	5,415,428
5.00%, due 8/15/27	19,500,000	17,937,326
6.25%, due 6/15/25	15,216,000	15,307,144
		121,557,084
Aerospace & Defense 1.9%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (c)	23,280,000	19,075,167
Rolls-Royce plc
5.75%, due 10/15/27 (c)	7,000,000	6,807,500
TransDigm UK Holdings plc
6.875%, due 5/15/26	18,100,000	17,930,675
TransDigm, Inc.
4.625%, due 1/15/29	26,450,000	23,862,132
4.875%, due 5/1/29	18,920,000	17,071,615
6.25%, due 3/15/26 (c)	84,230,000	84,200,329

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
TransDigm, Inc.
7.50%, due 3/15/27	$ 11,915,000	$ 12,007,758
8.00%, due 12/15/25 (c)	13,000,000	13,254,670
		194,209,846
Agriculture 0.0% ‡
Darling Ingredients, Inc.
6.00%, due 6/15/30 (c)	2,025,000	2,014,875
Airlines 0.9%
American Airlines, Inc. (c)
5.50%, due 4/20/26	14,000,000	13,724,549
5.75%, due 4/20/29	11,500,000	11,123,055
Delta Air Lines, Inc.
4.50%, due 10/20/25 (c)	7,210,000	7,123,922
4.75%, due 10/20/28 (c)	23,500,000	22,896,311
7.00%, due 5/1/25 (c)	3,506,000	3,608,078
7.375%, due 1/15/26	7,000,000	7,285,907
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (c)	17,019,000	17,194,466
Spirit Loyalty Cayman Ltd. (c)
8.00%, due 9/20/25	4,487,951	4,577,710
8.00%, due 9/20/25	4,000,000	4,099,920
		91,633,918
Auto Manufacturers 1.8%
Ford Holdings LLC
9.30%, due 3/1/30	30,695,000	35,222,513
Ford Motor Co.
6.10%, due 8/19/32	7,730,000	7,585,088
Ford Motor Credit Co. LLC
3.375%, due 11/13/25	10,000,000	9,312,500
4.00%, due 11/13/30	25,000,000	21,828,500
4.125%, due 8/17/27	2,000,000	1,844,560
4.271%, due 1/9/27	7,500,000	7,009,404
4.389%, due 1/8/26	2,500,000	2,399,575
5.125%, due 6/16/25	13,000,000	12,777,305
5.584%, due 3/18/24	3,660,000	3,633,469
General Motors Financial Co., Inc.
4.35%, due 4/9/25	5,000,000	4,906,461
5.25%, due 3/1/26	10,000,000	10,019,405
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (a)(c)	51,815,000	51,167,312
PM General Purchaser LLC
9.50%, due 10/1/28 (c)	15,000,000	11,475,000
		179,181,092

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment 1.7%
Adient Global Holdings Ltd.
4.875%, due 8/15/26 (c)	$ 22,925,000	$ 21,765,224
Dealer Tire LLC
8.00%, due 2/1/28 (c)	20,540,000	18,913,658
IHO Verwaltungs GmbH (b)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	34,785,000	31,817,144
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	42,874,000	39,822,237
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	39,980,000	34,980,471
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (c)	40,945,000	30,401,662
		177,700,396
Biotechnology 0.1%
Emergent BioSolutions, Inc.
3.875%, due 8/15/28 (c)	11,698,000	5,088,045
Grifols Escrow Issuer SA
4.75%, due 10/15/28 (c)	11,595,000	10,083,244
		15,171,289
Building Materials 1.3%
Builders FirstSource, Inc.
6.375%, due 6/15/32 (c)	12,850,000	12,580,548
James Hardie International Finance DAC
5.00%, due 1/15/28 (c)	31,840,000	30,231,338
Koppers, Inc.
6.00%, due 2/15/25 (c)	29,180,000	28,742,300
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (c)	10,300,000	9,481,665
PGT Innovations, Inc.
4.375%, due 10/1/29 (c)	17,000,000	14,666,410
Summit Materials LLC (c)
5.25%, due 1/15/29	16,775,000	15,751,557
6.50%, due 3/15/27	22,730,000	22,659,764
		134,113,582
Chemicals 2.3%
ASP Unifrax Holdings, Inc. (c)
5.25%, due 9/30/28	15,810,000	13,545,681
7.50%, due 9/30/29	21,280,000	15,323,745
Avient Corp. (c)
5.75%, due 5/15/25	8,550,000	8,461,555
7.125%, due 8/1/30	13,415,000	13,514,923
CVR Partners LP
6.125%, due 6/15/28 (c)	6,175,000	5,588,583
GPD Cos., Inc.
10.125%, due 4/1/26 (c)	35,157,000	31,516,844
Innophos Holdings, Inc.
9.375%, due 2/15/28 (c)	29,011,000	28,606,587

	Principal Amount	Value
Corporate Bonds
Chemicals
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (b)(c)	$ 21,105,000	$ 18,341,916
Mativ Holdings, Inc.
6.875%, due 10/1/26 (c)	12,500,000	11,562,500
NOVA Chemicals Corp. (c)
4.875%, due 6/1/24	9,810,000	9,662,850
5.25%, due 6/1/27	15,600,000	14,509,248
Olympus Water US Holding Corp.
7.125%, due 10/1/27 (c)	7,400,000	7,252,000
SCIH Salt Holdings, Inc. (c)
4.875%, due 5/1/28	8,000,000	7,040,000
6.625%, due 5/1/29	27,660,000	23,654,832
SCIL IV LLC
5.375%, due 11/1/26 (c)	11,200,000	10,265,472
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (c)	26,085,000	21,389,700
		240,236,436
Coal 0.1%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (c)	8,720,000	8,988,715
Commercial Services 2.5%
AMN Healthcare, Inc.
4.625%, due 10/1/27 (c)	5,500,000	5,101,690
Ashtead Capital, Inc. (c)
4.00%, due 5/1/28	10,900,000	10,250,358
4.25%, due 11/1/29	6,000,000	5,600,470
Gartner, Inc. (c)
3.75%, due 10/1/30	19,870,000	17,609,788
4.50%, due 7/1/28	4,000,000	3,799,960
Graham Holdings Co.
5.75%, due 6/1/26 (c)	39,695,000	39,198,813
Korn Ferry
4.625%, due 12/15/27 (c)	10,685,000	10,043,900
MPH Acquisition Holdings LLC (c)
5.50%, due 9/1/28	11,150,000	9,254,500
5.75%, due 11/1/28	16,685,000	12,117,481
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (c)	14,440,000	12,968,708
Ritchie Bros Auctioneers, Inc.
5.375%, due 1/15/25 (c)	30,925,000	30,544,161
Service Corp. International
3.375%, due 8/15/30	10,000,000	8,403,400
United Rentals North America, Inc.
3.75%, due 1/15/32	5,500,000	4,755,740
3.875%, due 2/15/31	17,500,000	15,401,185
4.875%, due 1/15/28	10,700,000	10,363,592

	Principal Amount	Value
Corporate Bonds
Commercial Services
United Rentals North America, Inc.
5.25%, due 1/15/30	$ 3,500,000	$ 3,386,250
Williams Scotsman International, Inc. (c)
4.625%, due 8/15/28	16,700,000	15,473,469
6.125%, due 6/15/25	17,550,000	17,636,346
WW International, Inc.
4.50%, due 4/15/29 (c)	36,685,000	19,543,486
		251,453,297
Computers 0.2%
McAfee Corp.
7.375%, due 2/15/30 (c)	24,660,000	20,482,529
Cosmetics & Personal Care 0.3%
Edgewell Personal Care Co. (c)
4.125%, due 4/1/29	22,500,000	19,603,125
5.50%, due 6/1/28	13,505,000	12,789,370
		32,392,495
Distribution & Wholesale 0.3%
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (c)	24,000,000	22,794,204
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (c)	9,855,000	8,672,992
		31,467,196
Diversified Financial Services 2.2%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (c)	24,025,000	24,788,274
Credit Acceptance Corp.
5.125%, due 12/31/24 (c)	15,215,000	14,208,964
6.625%, due 3/15/26	32,875,000	30,080,625
Enact Holdings, Inc.
6.50%, due 8/15/25 (c)	25,600,000	25,216,000
Jefferies Finance LLC
5.00%, due 8/15/28 (c)	37,570,000	31,864,831
LPL Holdings, Inc. (c)
4.00%, due 3/15/29	29,810,000	26,679,950
4.375%, due 5/15/31	11,000,000	9,631,710
4.625%, due 11/15/27	13,650,000	12,989,886
Oxford Finance LLC
6.375%, due 2/1/27 (c)	6,500,000	6,216,795
PennyMac Financial Services, Inc. (c)
4.25%, due 2/15/29	12,000,000	9,862,080
5.75%, due 9/15/31	8,500,000	7,144,213
PRA Group, Inc.
7.375%, due 9/1/25 (c)	16,400,000	16,261,989

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Radian Group, Inc.
4.875%, due 3/15/27	$ 5,000,000	$ 4,756,100
StoneX Group, Inc.
8.625%, due 6/15/25 (c)	9,196,000	9,241,980
		228,943,397
Electric 1.8%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (c)	22,940,000	21,637,008
DPL, Inc.
4.125%, due 7/1/25	20,325,000	19,351,694
Keystone Power Pass-Through Holders LLC
13.00% (1.00% Cash and 12.00% PIK), due 6/1/24 (a)(b)(c)	8,362,635	5,017,581
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (c)	16,665,000	14,643,583
NextEra Energy Operating Partners LP
3.875%, due 10/15/26 (c)	16,330,000	15,146,188
NRG Energy, Inc.
6.625%, due 1/15/27	3,220,000	3,205,306
Pattern Energy Operations LP
4.50%, due 8/15/28 (c)	17,500,000	16,056,250
PG&E Corp.
5.00%, due 7/1/28	19,460,000	18,234,993
5.25%, due 7/1/30	13,000,000	11,960,000
TransAlta Corp.
7.75%, due 11/15/29	12,250,000	12,596,716
Vistra Corp. (c)(d)(e)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	11,280,000	10,546,800
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	31,800,000	31,171,950
		179,568,069
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.
7.125%, due 6/15/25 (c)	6,665,000	6,771,640
Engineering & Construction 0.5%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (c)	13,000,000	10,955,750
Railworks Holdings LP
8.25%, due 11/15/28 (c)	9,425,000	8,727,129
TopBuild Corp.
4.125%, due 2/15/32 (c)	14,500,000	12,301,945
Weekley Homes LLC
4.875%, due 9/15/28 (c)	21,580,000	18,779,995
		50,764,819

	Principal Amount	Value
Corporate Bonds
Entertainment 2.9%
Affinity Gaming
6.875%, due 12/15/27 (c)	$ 12,640,000	$ 11,315,960
Allen Media LLC
10.50%, due 2/15/28 (c)	14,870,000	6,009,818
Boyne USA, Inc.
4.75%, due 5/15/29 (c)	9,465,000	8,576,087
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (c)	13,500,000	13,736,250
CCM Merger, Inc.
6.375%, due 5/1/26 (c)	5,000,000	4,837,500
CDI Escrow Issuer, Inc.
5.75%, due 4/1/30 (c)	20,000,000	18,950,000
Churchill Downs, Inc. (c)
4.75%, due 1/15/28	53,025,000	49,613,371
5.50%, due 4/1/27	38,727,000	37,559,236
International Game Technology plc
6.25%, due 1/15/27 (c)	25,700,000	25,700,000
Jacobs Entertainment, Inc.
6.75%, due 2/15/29 (c)	25,354,000	23,580,234
Live Nation Entertainment, Inc.
6.50%, due 5/15/27 (c)	39,280,000	39,497,533
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (c)	35,100,000	33,418,867
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (c)	6,000,000	5,250,251
Motion Bondco DAC
6.625%, due 11/15/27 (c)	15,100,000	13,665,210
Vail Resorts, Inc.
6.25%, due 5/15/25 (c)	10,095,000	10,143,279
		301,853,596
Food 1.5%
B&G Foods, Inc.
5.25%, due 4/1/25	24,375,000	22,214,156
Kraft Heinz Foods Co.
3.875%, due 5/15/27	9,000,000	8,767,840
6.50%, due 2/9/40	17,749,000	19,565,405
6.875%, due 1/26/39	23,650,000	26,889,268
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (c)	18,586,000	18,260,745
Nathan's Famous, Inc.
6.625%, due 11/1/25 (c)	2,934,000	2,904,660
Post Holdings, Inc.
5.50%, due 12/15/29 (c)	3,000,000	2,782,120
Simmons Foods, Inc.
4.625%, due 3/1/29 (c)	22,340,000	18,940,634
TreeHouse Foods, Inc.
4.00%, due 9/1/28	11,165,000	9,311,610

	Principal Amount	Value
Corporate Bonds
Food
United Natural Foods, Inc.
6.75%, due 10/15/28 (c)	$ 24,468,000	$ 23,611,620
		153,248,058
Food Service 0.3%
Aramark Services, Inc.
6.375%, due 5/1/25 (c)	26,315,000	26,321,579
Forest Products & Paper 0.8%
Glatfelter Corp.
4.75%, due 11/15/29 (c)	10,550,000	7,385,000
Mercer International, Inc.
5.125%, due 2/1/29	40,710,000	34,815,192
5.50%, due 1/15/26	2,585,000	2,501,039
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	36,120,000	38,588,460
		83,289,691
Gas 0.5%
AmeriGas Partners LP
5.625%, due 5/20/24	15,106,000	14,879,410
5.75%, due 5/20/27	13,560,000	12,780,571
5.875%, due 8/20/26	25,075,000	24,254,546
		51,914,527
Hand & Machine Tools 0.3%
Regal Rexnord Corp. (c)
6.05%, due 2/15/26	7,250,000	7,367,626
6.05%, due 4/15/28	7,000,000	7,106,509
6.30%, due 2/15/30	3,500,000	3,568,820
6.40%, due 4/15/33	3,750,000	3,844,971
Werner FinCo LP
8.75%, due 7/15/25 (c)	13,030,000	8,681,183
		30,569,109
Healthcare-Products 1.2%
Garden Spinco Corp.
8.625%, due 7/20/30 (c)	15,500,000	16,585,039
Hologic, Inc. (c)
3.25%, due 2/15/29	39,100,000	34,400,571
4.625%, due 2/1/28	10,205,000	9,724,961
Teleflex, Inc.
4.25%, due 6/1/28 (c)	43,155,000	39,808,361
4.625%, due 11/15/27	5,000,000	4,773,563
Varex Imaging Corp.
7.875%, due 10/15/27 (c)	16,202,000	16,116,291
		121,408,786

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 4.8%
Acadia Healthcare Co., Inc. (c)
5.00%, due 4/15/29	$ 10,000,000	$ 9,351,000
5.50%, due 7/1/28	10,840,000	10,443,039
Catalent Pharma Solutions, Inc. (c)
3.125%, due 2/15/29	25,000,000	20,681,000
3.50%, due 4/1/30	10,500,000	8,675,625
5.00%, due 7/15/27	13,395,000	12,668,709
Centene Corp.
3.00%, due 10/15/30	17,000,000	14,535,000
3.375%, due 2/15/30	4,000,000	3,516,480
4.625%, due 12/15/29	15,070,000	14,317,404
CHS/Community Health Systems, Inc.
5.25%, due 5/15/30 (c)	13,100,000	10,570,652
DaVita, Inc. (c)
3.75%, due 2/15/31	10,000,000	7,775,000
4.625%, due 6/1/30	16,790,000	14,145,575
Encompass Health Corp.
4.50%, due 2/1/28	25,720,000	24,008,334
4.625%, due 4/1/31	8,200,000	7,217,601
4.75%, due 2/1/30	24,390,000	22,357,337
HCA, Inc.
5.25%, due 4/15/25	7,000,000	7,007,173
5.375%, due 2/1/25	26,525,000	26,625,195
5.625%, due 9/1/28	10,000,000	10,177,027
5.875%, due 2/15/26	20,750,000	21,121,735
5.875%, due 2/1/29	2,000,000	2,057,143
7.50%, due 11/6/33	44,975,000	49,768,503
7.58%, due 9/15/25	11,020,000	11,454,313
7.69%, due 6/15/25	31,650,000	33,230,823
8.36%, due 4/15/24	4,524,000	4,655,529
IQVIA, Inc. (c)
5.00%, due 10/15/26	30,113,000	29,360,175
5.00%, due 5/15/27	5,000,000	4,852,049
Legacy LifePoint Health LLC
6.75%, due 4/15/25 (c)	9,700,000	9,457,500
LifePoint Health, Inc.
5.375%, due 1/15/29 (c)	17,978,000	12,009,226
ModivCare Escrow Issuer, Inc.
5.00%, due 10/1/29 (c)	14,000,000	12,133,522
ModivCare, Inc.
5.875%, due 11/15/25 (c)	8,410,000	8,129,274
Molina Healthcare, Inc. (c)
3.875%, due 11/15/30	12,250,000	10,536,593
3.875%, due 5/15/32	4,000,000	3,353,520
4.375%, due 6/15/28	6,335,000	5,850,689
RegionalCare Hospital Partners Holdings, Inc.
9.75%, due 12/1/26 (c)	44,230,000	38,782,191

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Tenet Healthcare Corp.
6.125%, due 6/15/30 (c)	$ 12,100,000	$ 11,745,591
		492,570,527
Holding Companies-Diversified 0.4%
Stena International SA (c)
5.75%, due 3/1/24	6,000,000	5,943,639
6.125%, due 2/1/25	34,995,000	33,091,048
		39,034,687
Home Builders 2.0%
Adams Homes, Inc.
7.50%, due 2/15/25 (c)	24,475,000	21,050,013
Ashton Woods USA LLC
6.625%, due 1/15/28 (c)	4,000,000	3,648,800
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (c)	17,360,000	15,437,033
Century Communities, Inc.
3.875%, due 8/15/29 (c)	16,245,000	13,656,440
6.75%, due 6/1/27	26,205,000	25,841,403
Installed Building Products, Inc.
5.75%, due 2/1/28 (c)	25,430,000	23,391,660
M/I Homes, Inc.
3.95%, due 2/15/30	7,000,000	5,888,820
4.95%, due 2/1/28	7,500,000	6,917,550
Meritage Homes Corp.
3.875%, due 4/15/29 (c)	21,415,000	18,979,044
5.125%, due 6/6/27	8,515,000	8,153,113
Shea Homes LP
4.75%, due 2/15/28	26,925,000	23,993,945
4.75%, due 4/1/29	9,875,000	8,541,875
STL Holding Co. LLC
7.50%, due 2/15/26 (c)	12,000,000	10,528,163
Winnebago Industries, Inc.
6.25%, due 7/15/28 (c)	24,755,000	23,805,655
		209,833,514
Household Products & Wares 0.3%
Central Garden & Pet Co.
4.125%, due 10/15/30	12,060,000	10,254,618
4.125%, due 4/30/31 (c)	11,000,000	9,227,405
Spectrum Brands, Inc.
5.75%, due 7/15/25	7,787,000	7,722,126
		27,204,149
Housewares 0.3%
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	14,300,000	11,583,000

	Principal Amount	Value
Corporate Bonds
Housewares
Scotts Miracle-Gro Co. (The)
4.375%, due 2/1/32	$ 7,430,000	$ 6,056,342
4.50%, due 10/15/29	10,000,000	8,625,000
		26,264,342
Insurance 1.0%
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (c)	11,800,000	10,423,058
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	5,435,000	5,836,298
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (c)	14,850,000	14,752,413
MGIC Investment Corp.
5.25%, due 8/15/28	23,675,000	22,318,422
NMI Holdings, Inc.
7.375%, due 6/1/25 (c)	16,000,000	16,180,800
Ryan Specialty Group LLC
4.375%, due 2/1/30 (c)	4,700,000	4,235,875
USI, Inc.
6.875%, due 5/1/25 (c)	27,670,000	27,539,951
		101,286,817
Internet 2.1%
Cars.com, Inc.
6.375%, due 11/1/28 (c)	22,300,000	20,672,546
Gen Digital, Inc. (c)
6.75%, due 9/30/27	10,000,000	10,140,500
7.125%, due 9/30/30	10,000,000	10,153,000
Netflix, Inc.
4.875%, due 4/15/28	10,131,000	10,093,009
5.375%, due 11/15/29 (c)	5,000,000	5,071,150
5.75%, due 3/1/24	24,961,000	25,085,805
5.875%, due 2/15/25	7,411,000	7,519,126
5.875%, due 11/15/28	32,450,000	33,664,566
Northwest Fiber LLC
4.75%, due 4/30/27 (c)	5,500,000	4,991,638
Uber Technologies, Inc. (c)
6.25%, due 1/15/28	4,125,000	4,036,178
7.50%, due 5/15/25	12,075,000	12,247,346
7.50%, due 9/15/27	23,710,000	24,074,423
VeriSign, Inc.
4.75%, due 7/15/27	18,744,000	18,581,425
5.25%, due 4/1/25	26,661,000	26,737,223
		213,067,935
Investment Companies 1.5%
Compass Group Diversified Holdings LLC (c)
5.00%, due 1/15/32	12,250,000	10,042,862
5.25%, due 4/15/29	34,750,000	31,267,355

	Principal Amount	Value
Corporate Bonds
Investment Companies
FS Energy and Power Fund
7.50%, due 8/15/23 (c)	$ 84,732,000	$ 84,308,340
Icahn Enterprises LP
5.25%, due 5/15/27	13,130,000	12,225,277
6.25%, due 5/15/26	12,770,000	12,597,669
		150,441,503
Iron & Steel 1.0%
Allegheny Ludlum LLC
6.95%, due 12/15/25	22,688,000	22,488,909
Big River Steel LLC
6.625%, due 1/31/29 (c)	29,600,000	29,031,367
Mineral Resources Ltd. (c)
8.00%, due 11/1/27	3,500,000	3,583,300
8.125%, due 5/1/27	50,640,000	51,019,800
8.50%, due 5/1/30	1,159,000	1,197,386
		107,320,762
Leisure Time 2.1%
Carnival Corp. (c)
4.00%, due 8/1/28	35,200,000	30,412,096
5.75%, due 3/1/27	60,790,000	50,455,700
6.00%, due 5/1/29	33,500,000	26,465,000
7.625%, due 3/1/26	9,110,000	8,290,100
9.875%, due 8/1/27	31,843,000	32,718,682
10.50%, due 2/1/26	29,445,000	30,796,820
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28 (c)	11,000,000	11,880,000
Royal Caribbean Cruises Ltd. (c)
5.375%, due 7/15/27	11,400,000	9,916,655
5.50%, due 4/1/28	22,000,000	18,920,000
		219,855,053
Lodging 1.8%
Boyd Gaming Corp.
4.75%, due 12/1/27	38,570,000	36,667,245
4.75%, due 6/15/31 (c)	47,500,000	42,740,975
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (c)	39,340,000	34,088,110
4.875%, due 1/15/30	26,250,000	24,746,426
5.375%, due 5/1/25 (c)	5,000,000	4,965,440
5.75%, due 5/1/28 (c)	12,500,000	12,401,625
Hyatt Hotels Corp. (f)
5.625%, due 4/23/25	6,000,000	6,056,193
6.00%, due 4/23/30	7,000,000	7,213,226
Marriott International, Inc.
Series GG
3.50%, due 10/15/32	9,200,000	8,128,707

	Principal Amount	Value
Corporate Bonds
Lodging
Marriott International, Inc.
Series FF
4.625%, due 6/15/30	$ 3,000,000	$ 2,926,246
Station Casinos LLC
4.50%, due 2/15/28 (c)	7,000,000	6,301,750
		186,235,943
Machinery—Construction & Mining 0.3%
Terex Corp.
5.00%, due 5/15/29 (c)	7,000,000	6,536,250
Vertiv Group Corp.
4.125%, due 11/15/28 (c)	28,920,000	25,077,688
		31,613,938
Machinery-Diversified 0.6%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(h)(i)	9,200,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (c)	12,000,000	12,270,000
Stevens Holding Co., Inc.
6.125%, due 10/1/26 (c)	16,258,000	16,499,594
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (c)	12,126,000	10,782,993
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (c)	27,000,000	24,990,390
		64,542,977
Media 5.4%
Block Communications, Inc.
4.875%, due 3/1/28 (c)	15,000,000	13,200,000
Cable One, Inc.
4.00%, due 11/15/30 (c)	37,800,000	31,167,136
CCO Holdings LLC
4.25%, due 2/1/31 (c)	36,815,000	30,668,736
4.25%, due 1/15/34 (c)	28,050,000	21,866,377
4.50%, due 8/15/30 (c)	42,430,000	36,254,738
4.50%, due 5/1/32	45,500,000	37,651,250
4.50%, due 6/1/33 (c)	14,500,000	11,781,250
4.75%, due 3/1/30 (c)	31,835,000	27,817,105
5.00%, due 2/1/28 (c)	22,000,000	20,542,500
5.125%, due 5/1/27 (c)	41,225,000	39,289,486
5.375%, due 6/1/29 (c)	13,495,000	12,482,875
CSC Holdings LLC (c)
5.75%, due 1/15/30	23,900,000	15,057,000
6.50%, due 2/1/29	7,760,000	6,713,797
7.50%, due 4/1/28	2,000,000	1,462,520
Diamond Sports Group LLC
6.625%, due 8/15/27 (c)	7,000,000	140,000

	Principal Amount	Value
Corporate Bonds
Media
DIRECTV Financing LLC
5.875%, due 8/15/27 (c)	$ 34,000,000	$ 30,797,370
DISH DBS Corp.
7.75%, due 7/1/26	18,675,000	15,167,088
LCPR Senior Secured Financing DAC (c)
5.125%, due 7/15/29	17,300,000	15,224,000
6.75%, due 10/15/27	48,912,000	47,654,961
News Corp. (c)
3.875%, due 5/15/29	42,070,000	37,643,395
5.125%, due 2/15/32	11,110,000	10,460,065
Sirius XM Radio, Inc. (c)
4.00%, due 7/15/28	2,000,000	1,780,200
5.00%, due 8/1/27	8,000,000	7,570,000
5.50%, due 7/1/29	11,590,000	10,861,568
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (a)(g)(i)	20,000,000	18,510,000
Videotron Ltd.
5.375%, due 6/15/24 (c)	17,850,000	17,730,670
Virgin Media Finance plc
5.00%, due 7/15/30 (c)	17,275,000	14,500,462
VZ Secured Financing BV
5.00%, due 1/15/32 (c)	22,545,000	19,305,960
		553,300,509
Metal Fabricate & Hardware 0.3%
Advanced Drainage Systems, Inc. (c)
5.00%, due 9/30/27	18,315,000	17,433,472
6.375%, due 6/15/30	12,615,000	12,534,100
Park-Ohio Industries, Inc.
6.625%, due 4/15/27	3,500,000	2,571,644
		32,539,216
Mining 1.8%
Arconic Corp.
6.00%, due 5/15/25 (c)	8,695,000	8,608,715
Century Aluminum Co.
7.50%, due 4/1/28 (c)	30,050,000	26,473,408
Compass Minerals International, Inc. (c)
4.875%, due 7/15/24	7,000,000	6,783,517
6.75%, due 12/1/27	31,535,000	30,766,900
Constellium SE
3.75%, due 4/15/29 (c)	10,000,000	8,504,500
Eldorado Gold Corp.
6.25%, due 9/1/29 (c)	5,000,000	4,581,939
First Quantum Minerals Ltd. (c)
6.875%, due 10/15/27	14,000,000	13,571,250
7.50%, due 4/1/25	5,000,000	4,923,467

	Principal Amount	Value
Corporate Bonds
Mining
IAMGOLD Corp.
5.75%, due 10/15/28 (c)	$ 36,825,000	$ 29,102,798
Novelis Corp. (c)
3.25%, due 11/15/26	14,610,000	13,226,725
3.875%, due 8/15/31	15,000,000	12,660,000
4.75%, due 1/30/30	24,550,000	22,217,750
		181,420,969
Miscellaneous—Manufacturing 0.9%
Amsted Industries, Inc. (c)
4.625%, due 5/15/30	2,100,000	1,881,726
5.625%, due 7/1/27	24,395,000	23,973,698
EnPro Industries, Inc.
5.75%, due 10/15/26	21,784,000	21,321,090
Gates Global LLC
6.25%, due 1/15/26 (c)	5,850,000	5,761,300
Hillenbrand, Inc.
5.00%, due 9/15/26 (f)	5,000,000	4,824,840
5.75%, due 6/15/25	7,000,000	7,039,410
LSB Industries, Inc.
6.25%, due 10/15/28 (c)	31,805,000	28,656,623
		93,458,687
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (c)	16,952,000	14,242,223
Oil & Gas 6.6%
Ascent Resources Utica Holdings LLC (c)
7.00%, due 11/1/26	14,500,000	13,820,276
9.00%, due 11/1/27	11,295,000	13,921,087
California Resources Corp.
7.125%, due 2/1/26 (c)	11,000,000	10,705,750
Chevron USA, Inc.
3.85%, due 1/15/28	5,560,000	5,493,774
3.90%, due 11/15/24	4,000,000	3,963,730
Civitas Resources, Inc.
5.00%, due 10/15/26 (c)	5,500,000	5,128,750
Comstock Resources, Inc.
6.75%, due 3/1/29 (c)	8,080,000	7,453,800
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (c)	41,705,000	38,881,997
EQT Corp.
6.125%, due 2/1/25 (f)	14,749,000	14,893,835
Gulfport Energy Corp.
8.00%, due 5/17/26	1,362,721	1,350,198
8.00%, due 5/17/26 (c)	30,637,302	30,355,745

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Gulfport Energy Operating Corp. Escrow Claim Shares (g)(h)
6.00%, due 10/15/24	$ 50,754,000	$ —
6.375%, due 5/15/25	24,354,000	—
6.375%, due 1/15/26	11,915,000	—
6.625%, due 5/1/23	17,072,000	—
Hilcorp Energy I LP (c)
5.75%, due 2/1/29	5,000,000	4,650,000
6.00%, due 4/15/30	8,000,000	7,437,229
6.25%, due 4/15/32	8,750,000	8,076,622
Marathon Oil Corp.
4.40%, due 7/15/27	6,825,000	6,667,209
6.80%, due 3/15/32	5,000,000	5,359,700
Matador Resources Co.
5.875%, due 9/15/26	24,545,000	24,143,014
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (c)	9,465,000	8,739,981
Occidental Petroleum Corp.
5.55%, due 3/15/26	30,505,000	30,811,575
5.875%, due 9/1/25	6,000,000	6,073,170
6.125%, due 1/1/31	3,000,000	3,131,070
6.375%, due 9/1/28	6,635,000	6,892,682
6.45%, due 9/15/36	6,850,000	7,203,666
6.625%, due 9/1/30	7,270,000	7,718,177
6.95%, due 7/1/24	6,672,000	6,792,963
7.15%, due 5/15/28	4,000,000	4,120,000
Parkland Corp. (c)
4.50%, due 10/1/29	24,035,000	20,617,023
4.625%, due 5/1/30	14,000,000	12,034,425
5.875%, due 7/15/27	12,025,000	11,535,583
PDC Energy, Inc.
6.125%, due 9/15/24	11,454,000	11,389,629
Permian Resources Operating LLC (c)
5.375%, due 1/15/26	18,867,000	17,832,145
6.875%, due 4/1/27	23,400,000	22,929,426
7.75%, due 2/15/26	20,645,000	20,632,613
ROCC Holdings LLC
9.25%, due 8/15/26 (c)	12,600,000	12,773,250
Rockcliff Energy II LLC
5.50%, due 10/15/29 (c)	36,935,000	35,134,055
Southwestern Energy Co.
4.75%, due 2/1/32	3,000,000	2,644,560
5.375%, due 3/15/30	15,330,000	14,276,062
5.70%, due 1/23/25 (f)	3,504,000	3,474,391
7.75%, due 10/1/27	2,500,000	2,607,200
Sunoco LP
6.00%, due 4/15/27	18,965,000	18,954,190
Talos Production, Inc.
12.00%, due 1/15/26	81,465,000	86,352,900

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Transocean Guardian Ltd.
5.875%, due 1/15/24 (c)	$ 6,279,805	$ 6,368,230
Transocean Pontus Ltd.
6.125%, due 8/1/25 (c)	3,777,200	3,891,013
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (c)	29,220,625	29,151,957
Transocean Sentry Ltd.
5.375%, due 5/15/23 (c)	4,134,576	4,103,567
Transocean, Inc.
8.75%, due 2/15/30 (c)	25,000,000	25,775,000
Viper Energy Partners LP
5.375%, due 11/1/27 (c)	9,425,000	9,122,835
Vital Energy, Inc.
7.75%, due 7/31/29 (c)	17,830,000	16,442,826
		671,828,880
Oil & Gas Services 1.3%
Bristow Group, Inc.
6.875%, due 3/1/28 (c)	30,000,000	28,581,600
Nine Energy Service, Inc.
8.75%, due 11/1/23 (c)	36,055,000	36,055,000
13.00%, due 2/1/28	29,700,000	30,591,000
Weatherford International Ltd. (c)
6.50%, due 9/15/28	21,645,000	21,536,775
8.625%, due 4/30/30	14,595,000	14,732,339
		131,496,714
Packaging & Containers 0.5%
ARD Finance SA
6.50% (6.50% Cash or 7.25% PIK), due 6/30/27 (b)(c)	13,208,936	10,361,618
Cascades, Inc. (c)
5.125%, due 1/15/26	11,306,000	10,537,653
5.375%, due 1/15/28	23,385,000	21,842,058
Sealed Air Corp.
6.125%, due 2/1/28 (c)	6,230,000	6,285,447
		49,026,776
Pharmaceuticals 2.8%
1375209 BC Ltd.
9.00%, due 1/30/28 (c)	8,000,000	7,970,080
180 Medical, Inc.
3.875%, due 10/15/29 (c)	20,670,000	18,319,024
Bausch Health Cos., Inc. (c)
6.25%, due 2/15/29	1,060,000	487,149
7.00%, due 1/15/28	7,000,000	3,189,859
7.25%, due 5/30/29	5,000,000	2,235,881
11.00%, due 9/30/28	19,972,000	15,626,093
14.00%, due 10/15/30	1,974,000	1,232,209

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
BellRing Brands, Inc.
7.00%, due 3/15/30 (c)	$ 18,880,000	$ 18,740,330
Jazz Securities DAC
4.375%, due 1/15/29 (c)	47,390,000	43,235,793
Organon & Co. (c)
4.125%, due 4/30/28	27,700,000	25,053,265
5.125%, due 4/30/31	23,000,000	20,764,170
Owens & Minor, Inc. (c)
4.50%, due 3/31/29	23,155,000	18,861,831
6.625%, due 4/1/30	25,345,000	22,412,647
Par Pharmaceutical, Inc.
7.50%, due 4/1/27 (c)(h)(j)	42,052,000	32,906,096
Prestige Brands, Inc. (c)
3.75%, due 4/1/31	30,125,000	25,579,137
5.125%, due 1/15/28	26,650,000	25,457,413
		282,070,977
Pipelines 5.1%
ANR Pipeline Co.
7.375%, due 2/15/24	2,555,000	2,586,944
Antero Midstream Partners LP (c)
5.375%, due 6/15/29	5,500,000	5,108,125
5.75%, due 3/1/27	4,000,000	3,880,000
5.75%, due 1/15/28	8,000,000	7,650,000
Cheniere Energy Partners LP
4.00%, due 3/1/31	8,445,000	7,576,516
CNX Midstream Partners LP
4.75%, due 4/15/30 (c)	3,500,000	2,961,455
Crestwood Midstream Partners LP
8.00%, due 4/1/29 (c)	6,500,000	6,597,275
DT Midstream, Inc. (c)
4.125%, due 6/15/29	3,500,000	3,071,250
4.375%, due 6/15/31	12,205,000	10,675,982
Energy Transfer LP
4.40%, due 3/15/27	14,700,000	14,344,818
4.95%, due 5/15/28	16,000,000	15,791,503
EnLink Midstream LLC
6.50%, due 9/1/30 (c)	6,220,000	6,336,625
EQM Midstream Partners LP (c)
4.50%, due 1/15/29	5,000,000	4,385,300
4.75%, due 1/15/31	10,000,000	8,458,225
6.00%, due 7/1/25	4,497,000	4,427,341
6.50%, due 7/1/27	8,900,000	8,739,889
7.50%, due 6/1/27	5,000,000	4,999,889
7.50%, due 6/1/30	4,935,000	4,928,831
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (c)	20,100,000	20,163,010

	Principal Amount	Value
Corporate Bonds
Pipelines
Genesis Energy LP
6.25%, due 5/15/26	$ 13,670,000	$ 13,063,337
7.75%, due 2/1/28	23,065,000	22,289,555
8.00%, due 1/15/27	24,870,000	24,551,664
8.875%, due 4/15/30	8,500,000	8,638,125
Harvest Midstream I LP
7.50%, due 9/1/28 (c)	26,675,000	26,241,531
Hess Midstream Operations LP (c)
4.25%, due 2/15/30	4,000,000	3,503,230
5.625%, due 2/15/26	1,000,000	990,120
Holly Energy Partners LP (c)
5.00%, due 2/1/28	9,870,000	9,191,437
6.375%, due 4/15/27	5,625,000	5,561,719
ITT Holdings LLC
6.50%, due 8/1/29 (c)	22,620,000	19,651,125
MPLX LP
4.875%, due 12/1/24	12,000,000	11,976,867
New Fortress Energy, Inc.
6.50%, due 9/30/26 (c)	9,480,000	8,723,116
NGL Energy Operating LLC
7.50%, due 2/1/26 (c)	17,350,000	16,476,590
NGPL PipeCo LLC (c)
4.875%, due 8/15/27	12,555,000	12,253,213
7.768%, due 12/15/37	2,000,000	2,244,345
NuStar Logistics LP
5.75%, due 10/1/25	3,000,000	2,968,530
6.00%, due 6/1/26	15,000,000	14,689,800
PBF Logistics LP
6.875%, due 5/15/23	6,050,000	6,048,597
Plains All American Pipeline LP
Series B
8.716% (3 Month LIBOR + 4.11%), due 3/2/23 (a)(d)(e)	45,303,000	40,999,215
Rockies Express Pipeline LLC (c)
3.60%, due 5/15/25	5,000,000	4,726,710
4.80%, due 5/15/30	15,220,000	13,545,800
Summit Midstream Holdings LLC
8.50%, due 10/15/26 (c)	29,715,000	28,934,981
Tallgrass Energy Partners LP (c)
5.50%, due 1/15/28	3,350,000	3,084,965
6.00%, due 3/1/27	19,000,000	18,013,955
7.50%, due 10/1/25	8,500,000	8,604,856
Targa Resources Partners LP
5.00%, due 1/15/28	5,000,000	4,876,700
6.50%, due 7/15/27	5,116,000	5,236,738
TransMontaigne Partners LP
6.125%, due 2/15/26	26,447,000	22,973,187
Western Midstream Operating LP
4.65%, due 7/1/26	5,000,000	4,812,500

	Principal Amount	Value
Corporate Bonds
Pipelines
Western Midstream Operating LP
4.75%, due 8/15/28	$ 12,000,000	$ 11,310,000
5.50%, due 2/1/50 (f)	3,000,000	2,602,500
		521,467,986
Real Estate 0.7%
Howard Hughes Corp. (The) (c)
4.125%, due 2/1/29	9,000,000	7,771,680
4.375%, due 2/1/31	7,000,000	5,816,535
Newmark Group, Inc.
6.125%, due 11/15/23	43,914,000	43,807,152
Realogy Group LLC
5.25%, due 4/15/30 (c)	14,310,000	10,732,500
		68,127,867
Real Estate Investment Trusts 2.3%
CTR Partnership LP
3.875%, due 6/30/28 (c)	12,425,000	11,125,469
GLP Capital LP
5.25%, due 6/1/25	10,000,000	9,925,800
5.30%, due 1/15/29	14,080,000	13,728,141
5.375%, due 11/1/23	6,000,000	6,003,000
5.375%, due 4/15/26	5,620,000	5,614,267
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	11,090,000	9,485,863
MPT Operating Partnership LP
4.625%, due 8/1/29	2,000,000	1,555,000
5.00%, due 10/15/27	21,025,000	17,773,168
5.25%, due 8/1/26	6,500,000	5,912,855
RHP Hotel Properties LP
4.50%, due 2/15/29 (c)	9,255,000	8,225,869
4.75%, due 10/15/27	28,050,000	26,272,303
VICI Properties LP (c)
3.875%, due 2/15/29	28,150,000	25,359,112
4.625%, due 6/15/25	14,000,000	13,549,182
5.625%, due 5/1/24	55,960,000	55,842,970
5.75%, due 2/1/27	26,800,000	26,659,300
		237,032,299
Retail 5.3%
1011778 B.C. Unlimited Liability Co. (c)
3.50%, due 2/15/29	7,305,000	6,391,443
3.875%, due 1/15/28	26,885,000	24,572,352
4.00%, due 10/15/30	55,052,000	46,863,015
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	23,137,000	20,918,091
4.625%, due 11/15/29 (c)	13,005,000	11,476,132
4.75%, due 3/1/30	16,525,000	14,455,306

	Principal Amount	Value
Corporate Bonds
Retail
Asbury Automotive Group, Inc.
5.00%, due 2/15/32 (c)	$ 10,850,000	$ 9,357,582
CEC Entertainment LLC
6.75%, due 5/1/26 (c)	19,390,000	17,935,750
Dave & Buster's, Inc.
7.625%, due 11/1/25 (c)	9,240,000	9,391,074
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (c)	16,250,000	14,291,225
Ken Garff Automotive LLC
4.875%, due 9/15/28 (c)	25,535,000	21,992,019
KFC Holding Co.
4.75%, due 6/1/27 (c)	18,287,000	17,738,390
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (c)	49,000,000	40,437,250
Murphy Oil USA, Inc.
4.75%, due 9/15/29	7,500,000	6,871,875
5.625%, due 5/1/27	10,417,000	10,220,327
NMG Holding Co., Inc.
7.125%, due 4/1/26 (c)	78,785,000	75,228,975
Papa John's International, Inc.
3.875%, due 9/15/29 (c)	18,284,000	15,727,813
Patrick Industries, Inc. (c)
4.75%, due 5/1/29	6,760,000	5,778,786
7.50%, due 10/15/27	21,040,000	20,818,028
Sonic Automotive, Inc. (c)
4.625%, due 11/15/29	11,890,000	9,881,720
4.875%, due 11/15/31	10,000,000	7,984,900
Ultra Resources, Inc. Escrow Claim Shares
6.875%, due 4/15/22 (a)(c)(g)(h)	28,880,000	—
Yum! Brands, Inc.
3.625%, due 3/15/31	40,870,000	34,838,730
4.625%, due 1/31/32	40,600,000	36,939,504
4.75%, due 1/15/30 (c)	33,885,000	31,690,946
5.375%, due 4/1/32	30,000,000	28,463,400
		540,264,633
Software 4.1%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (c)	9,284,000	9,167,950
AthenaHealth Group, Inc.
6.50%, due 2/15/30 (c)	16,000,000	13,256,195
Camelot Finance SA
4.50%, due 11/1/26 (c)	15,990,000	15,208,569
Clarivate Science Holdings Corp. (c)
3.875%, due 7/1/28	26,959,000	24,055,581
4.875%, due 7/1/29	51,721,000	45,510,601
CWT Travel Group, Inc.
8.50%, due 11/19/26 (c)	10,580,000	8,913,650

	Principal Amount	Value
Corporate Bonds
Software
CWT Travel Group, Inc.
8.50%, due 11/19/26 (c)	$ 8,513,374	$ 7,172,518
15.00%, due 3/31/50	9,704,000	8,023,865
Fair Isaac Corp.
5.25%, due 5/15/26 (c)	12,250,000	12,161,188
MSCI, Inc. (c)
3.25%, due 8/15/33	23,000,000	18,860,000
3.625%, due 9/1/30	31,855,000	27,727,088
3.625%, due 11/1/31	22,375,000	19,123,878
3.875%, due 2/15/31	44,255,000	39,058,135
4.00%, due 11/15/29	34,330,000	31,240,300
Open Text Corp. (c)
3.875%, due 2/15/28	17,385,000	15,106,870
3.875%, due 12/1/29	13,000,000	10,811,451
6.90%, due 12/1/27	12,340,000	12,633,075
Open Text Holdings, Inc. (c)
4.125%, due 2/15/30	30,047,000	25,301,879
4.125%, due 12/1/31	4,000,000	3,249,760
PTC, Inc. (c)
3.625%, due 2/15/25	11,000,000	10,548,266
4.00%, due 2/15/28	35,619,000	33,183,551
SS&C Technologies, Inc.
5.50%, due 9/30/27 (c)	22,995,000	22,115,308
Veritas US, Inc.
7.50%, due 9/1/25 (c)	17,750,000	11,709,751
		424,139,429
Telecommunications 3.2%
Connect Finco SARL
6.75%, due 10/1/26 (c)	55,400,000	52,976,250
Hughes Satellite Systems Corp.
5.25%, due 8/1/26	8,000,000	7,750,000
6.625%, due 8/1/26	9,000,000	8,704,080
Sprint Capital Corp.
6.875%, due 11/15/28	104,520,000	111,819,354
Sprint LLC
7.875%, due 9/15/23	46,900,000	47,597,544
T-Mobile US, Inc.
2.625%, due 2/15/29	9,690,000	8,469,059
2.875%, due 2/15/31	23,090,000	19,739,980
4.75%, due 2/1/28	38,055,000	37,694,261
5.375%, due 4/15/27	33,000,000	33,103,092
		327,853,620
Toys, Games & Hobbies 0.3%
Mattel, Inc. (c)
3.375%, due 4/1/26	5,000,000	4,662,524

	Principal Amount	Value
Corporate Bonds
Toys, Games & Hobbies
Mattel, Inc. (c)
3.75%, due 4/1/29	$ 9,150,000	$ 8,220,360
5.875%, due 12/15/27	21,275,000	21,221,812
		34,104,696
Transportation 0.7%
Seaspan Corp.
5.50%, due 8/1/29 (c)	23,615,000	17,939,371
Watco Cos. LLC
6.50%, due 6/15/27 (c)	49,050,000	46,309,086
XPO Escrow Sub LLC
7.50%, due 11/15/27 (c)	5,000,000	5,138,000
		69,386,457
Total Corporate Bonds (Cost $9,483,535,185)		8,836,290,106
Loan Assignments 3.9%
Automobile 0.1%
Dealer Tire Financial LLC
Term Loan B2
9.061% (1 Month SOFR + 4.50%), due 12/14/27 (d)	11,000,000	10,993,125
Beverage, Food & Tobacco 0.1%
United Natural Foods, Inc.
Initial Term Loan
7.926% (1 Month SOFR + 3.25%), due 10/22/25 (d)	10,714,378	10,728,886
Chemicals, Plastics & Rubber 0.1%
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
8.07% (1 Month LIBOR + 3.50%), due 5/5/28 (d)	13,448,520	13,431,709
Electronics 0.1%
Camelot U.S. Acquisition 1 Co. (d)
Initial Term Loan
7.517% (1 Month LIBOR + 3.00%), due 10/30/26	4,314,279	4,303,493
Amendment No. 2 Incremental Term Loan
7.517% (1 Month LIBOR + 3.00%), due 10/30/26	4,385,625	4,373,876
		8,677,369
Finance 0.1%
RealTruck Group, Inc.
Initial Term Loan
8.32% (1 Month LIBOR + 3.75%), due 1/31/28 (d)	9,761,102	8,748,388

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare 0.3%
LifePoint Health, Inc.
First Lien Term Loan B
8.575% (3 Month LIBOR + 3.75%), due 11/16/25 (d)	$ 24,303,924	$ 23,581,562
Organon & Co.
Dollar Term Loan
7.75% (3 Month LIBOR + 3.00%), due 6/2/28 (d)	10,239,166	10,213,569
		33,795,131
High Tech Industries 0.2%
Open Text Corp.
Term Loan B
8.218%, due 11/16/29	20,500,000	20,431,673
Insurance 0.2%
USI, Inc.
2022 Incremental Term Loan
8.33% (3 Month SOFR + 3.75%), due 11/22/29 (d)	16,957,500	16,936,303
Leisure, Amusement, Motion Pictures & Entertainment 0.0% ‡
NASCAR Holdings LLC
Initial Term Loan
7.07% (1 Month LIBOR + 2.50%), due 10/19/26 (d)	3,432,872	3,431,702
Manufacturing 0.1%
Adient U.S. LLC
Term Loan B1
7.82% (1 Month LIBOR + 3.25%), due 4/10/28 (d)	9,994,897	9,957,416
Media 0.4%
DIRECTV Financing LLC
Closing Date Term Loan
9.57% (1 Month LIBOR + 5.00%), due 8/2/27 (d)	38,983,447	38,268,763
Oil & Gas 0.5%
Ascent Resources Utica Holdings LLC
Second Lien Term Loan
13.815% (3 Month LIBOR + 9.00%), due 11/1/25 (d)	9,011,000	9,551,660
PetroQuest Energy LLC (a)(g)
2020 Term Loan
11.869% (11.62% PIK), due 9/19/26 (b)	2,222,730	2,222,730
Term Loan
11.884% (11.88% PIK) (1 Month LIBOR + 7.50%), due 11/8/23 (b)(d)	21,496,971	19,347,274
Term Loan
11.887% (1 Month LIBOR + 7.50%), due 1/1/28 (d)	2,891,543	2,891,544

	Principal Amount	Value
Loan Assignments
Oil & Gas
TransMontaigne Operating Co. LP
Tranche Term Loan B 8.008% - 8.047%
(1 Month LIBOR + 3.50%), due 11/17/28 (d)	$ 14,463,950	$ 14,402,926
		48,416,134
Retail 0.9%
Great Outdoors Group LLC
Term Loan B2
8.32% (1 Month LIBOR + 3.75%), due 3/6/28 (d)	89,451,581	87,830,271
Services: Business 0.1%
GIP II Blue Holding LP
Initial Term Loan
9.23% (3 Month LIBOR + 4.50%), due 9/29/28 (d)	11,646,877	11,629,406
Icon plc (d)
Lux Term Loan
7.00% (3 Month LIBOR + 2.25%), due 7/3/28	2,976,710	2,975,469
U.S. Term Loan
7.00% (3 Month LIBOR + 2.25%), due 7/3/28	741,649	741,340
		15,346,215
Software 0.2%
TIBCO Software, Inc.
First Lien Term Loan A
9.18% (3 Month SOFR + 4.50%), due 9/29/28 (d)	27,000,000	24,570,000
Utilities 0.5%
PG&E Corp.
Term Loan
7.625% (1 Month LIBOR + 3.00%), due 6/23/25 (d)	48,415,152	48,324,373
Total Loan Assignments (Cost $400,839,279)		399,887,458
Total Long-Term Bonds (Cost $9,982,879,314)		9,343,978,870

	Shares
Common Stocks 2.3%
Distributors 0.1%
ATD New Holdings, Inc. (k)	142,545	8,909,062
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (a)(g)(k)	38,880	389
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (a)(g)(k)	16,724	3,344,800

	Shares	Value
Common Stocks
Energy Equipment & Services 0.2%
Forum Energy Technologies, Inc. (k)	617,274	$ 20,370,042
Hotels, Restaurants & Leisure 0.2%
Carlson Travel, Inc. (a)(i)(k)	1,954,050	17,586,450
Independent Power and Renewable Electricity Producers 0.4%
GenOn Energy, Inc. (i)	386,241	36,692,895
Metals & Mining 0.1%
Franco-Nevada Corp.	65,000	9,535,500
Oil, Gas & Consumable Fuels 1.3%
Chord Energy Corp.	102,111	14,635,570
Gulfport Energy Corp. (k)	1,195,301	81,459,763
PetroQuest Energy, Inc. (a)(g)(k)	28,470,873	—
Talos Energy, Inc. (k)	2,074,193	41,089,763
		137,185,096
Software 0.0% ‡
ASG warrant Corp. (a)(g)(k)	12,502	—
Total Common Stocks (Cost $307,398,881)		233,624,234
Preferred Stocks 0.2%
Electrical Equipment 0.2%
Energy Technologies Ltd. (a)(g)(k)	37,258	24,776,570
Oil, Gas & Consumable Fuels 0.0% ‡
Gulfport Energy Operating Corp., 10.00%(10.00% Cash or 15.00% PIK) (a)(b)(g)(i)(k)	150	630,355
Total Preferred Stocks (Cost $35,662,837)		25,406,925
Exchange-Traded Funds 0.5%
iShares Gold Trust (k)	929,500	34,010,405
SPDR Gold Shares (k)	70,336	12,618,982
Total Exchange-Traded Funds (Cost $35,418,973)		46,629,387

	Number of Warrants	Value
Warrants 0.0% ‡
Hotels, Restaurants & Leisure 0.0% ‡
CWT Travel Holdings, Inc. (g)(k)
Expires 11/19/26	169,236	$ 13,099
Expires 11/19/28	178,143	39,494
		52,593
Oil, Gas & Consumable Fuels 0.0% ‡
California Resources Corp.
Expires 10/27/24 (k)	36,093	395,219
Total Warrants (Cost $32,627,513)		447,812
Total Investments (Cost $10,393,987,518)	94.3%	9,650,087,228
Other Assets, Less Liabilities	5.7	587,956,825
Net Assets	100.0%	$ 10,238,044,053

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Illiquid security—As of January 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $205,409,554, which represented 2.0% of the Fund’s net assets.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Floating rate—Rate shown was the rate in effect as of January 31, 2023.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon—Rate shown was the rate in effect as of January 31, 2023.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Issue in non-accrual status.
(i)	Restricted security.
(j)	Issue in default.
(k)	Non-income producing security.
Abbreviation(s):
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipt
TBD—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 107,801,306	$ —	$ 107,801,306
Corporate Bonds	—	8,817,780,106	18,510,000	8,836,290,106
Loan Assignments	—	375,425,910	24,461,548	399,887,458
Total Long-Term Bonds	—	9,301,007,322	42,971,548	9,343,978,870
Common Stocks	167,090,638	63,188,407	3,345,189	233,624,234
Preferred Stocks	—	—	25,406,925	25,406,925
Exchange-Traded Funds	46,629,387	—	—	46,629,387
Warrants	395,219	—	52,593	447,812
Total Investments in Securities	$ 214,115,244	$ 9,364,195,729	$ 71,776,255	$ 9,650,087,228

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay International Equity Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Common Stocks 95.4%
China 3.8%
Tencent Holdings Ltd. (Interactive Media & Services)	256,299	$ 12,492,132
Denmark 2.5%
Chr Hansen Holding A/S (Chemicals)	110,663	8,160,156
France 11.4%
BioMerieux (Health Care Equipment & Supplies)	27,851	2,840,433
Dassault Systemes SE (Software)	144,431	5,368,024
Edenred (IT Services)	201,997	10,992,314
Sartorius Stedim Biotech (Life Sciences Tools & Services)	11,885	4,152,143
Teleperformance (Professional Services)	50,037	13,918,998
		37,271,912
Germany 11.5%
Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	25,261	3,623,970
Deutsche Boerse AG (Capital Markets)	59,674	10,663,121
Nemetschek SE (Software)	81,894	4,357,357
Scout24 SE (Interactive Media & Services) (a)	120,199	6,970,520
Symrise AG (Chemicals)	115,592	12,246,942
		37,861,910
Hong Kong 3.9%
AIA Group Ltd. (Insurance)	1,123,800	12,690,525
India 5.8%
HDFC Bank Ltd. (Banks)	566,472	11,145,619
Housing Development Finance Corp. Ltd. (Diversified Financial Services)	246,631	7,918,224
		19,063,843
Israel 3.7%
NICE Ltd., Sponsored ADR (Software) (b)	58,976	12,233,392
Italy 0.9%
Reply SpA (IT Services)	22,748	2,959,503
Japan 8.8%
Benefit One, Inc. (Professional Services)	251,700	4,160,969
Menicon Co. Ltd. (Health Care Equipment & Supplies)	232,400	5,134,154
MonotaRO Co. Ltd. (Trading Companies & Distributors)	390,500	5,921,476
Relo Group, Inc. (Real Estate Management & Development) (c)	304,900	5,171,880
SMS Co. Ltd. (Professional Services)	134,400	3,534,024
TechnoPro Holdings, Inc. (Professional Services)	156,400	4,864,016
		28,786,519
Netherlands 8.1%
Adyen NV (IT Services) (a)(b)	6,339	9,582,979
IMCD NV (Trading Companies & Distributors)	62,218	9,867,306

	Shares	Value
Common Stocks
Netherlands
Koninklijke DSM NV (Chemicals)	55,227	$ 7,101,014
		26,551,299
Sweden 0.9%
Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	258,920	2,965,334
Switzerland 6.3%
Belimo Holding AG (Registered) (Building Products)	6,059	3,187,382
Lonza Group AG (Registered) (Life Sciences Tools & Services)	25,144	14,354,080
Straumann Holding AG (Health Care Equipment & Supplies)	25,047	3,279,273
		20,820,735
United Kingdom 12.4%
Croda International plc (Chemicals)	15,833	1,349,168
Diageo plc (Beverages)	274,795	11,939,187
Experian plc (Professional Services)	238,894	8,734,074
Linde plc (Chemicals)	29,710	9,832,228
St James's Place plc (Capital Markets)	577,551	8,760,148
		40,614,805
United States 15.4%
Accenture plc, Class A (IT Services)	24,941	6,959,786
Aon plc, Class A (Insurance)	14,935	4,759,486
Globant SA (IT Services) (b)	47,121	7,642,084
ICON plc (Life Sciences Tools & Services) (b)	62,213	14,353,161
STERIS plc (Health Care Equipment & Supplies)	32,624	6,737,182
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	80,040	10,177,086
		50,628,785
Total Common Stocks (Cost $275,681,155)		313,100,850
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
United States 0.3%
MainStay U.S. Government Liquidity Fund, 4.307% (d)	947,117	947,117
Total Short-Term Investment (Cost $947,117)		947,117
Total Investments (Cost $276,628,272)	95.7%	314,047,967
Other Assets, Less Liabilities	4.3	14,140,701
Net Assets	100.0%	$ 328,188,668

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.

(c)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $117,042. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $132,600.
(d)	Current yield as of January 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 831	$ 7,382	$ (7,266)	$ —	$ —	$ 947	$ 6	$ —	947
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ —	$ 12,492,132	$ —	$ 12,492,132
Denmark	—	8,160,156	—	8,160,156
France	—	37,271,912	—	37,271,912
Germany	—	37,861,910	—	37,861,910
Hong Kong	—	12,690,525	—	12,690,525
India	—	19,063,843	—	19,063,843
Italy	—	2,959,503	—	2,959,503
Japan	—	28,786,519	—	28,786,519
Netherlands	—	26,551,299	—	26,551,299
Sweden	—	2,965,334	—	2,965,334
Switzerland	—	20,820,735	—	20,820,735
United Kingdom	9,832,228	30,782,577	—	40,614,805
All Other Countries	62,862,177	—	—	62,862,177
Total Common Stocks	72,694,405	240,406,445	—	313,100,850
Short-Term Investment
Affiliated Investment Company	947,117	—	—	947,117
Total Investments in Securities	$ 73,641,522	$ 240,406,445	$ —	$ 314,047,967

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Tax Free Bond Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Principal Amount	Value
Municipal Bonds 98.1%
Long-Term Municipal Bonds 93.3%
Alabama 1.4%
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	$ 15,060,000	$ 15,090,554
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-1
4.00%, due 10/1/52 (a)	16,495,000	16,528,465
Black Belt Energy Gas District, Revenue Bonds
Series B-1
4.00%, due 4/1/53 (a)	12,750,000	12,755,185
City of Birmingham, Unlimited General Obligation
Series A
5.00%, due 3/1/43	2,510,000	2,515,217
County of Jefferson, Sewer, Revenue Bonds, Sub. Lien
Series D
6.00%, due 10/1/42	4,910,000	5,246,079
Lower Alabama Gas District (The), Gas Project, Project No. 2, Revenue Bonds
4.00%, due 12/1/50 (a)	750,000	753,595
Lower Alabama Gas District (The), Revenue Bonds
Series A
5.00%, due 9/1/46	20,795,000	21,865,668
Southeast Energy Authority, A Cooperative District, Project No. 1, Revenue Bonds
Series A
4.00%, due 11/1/51 (a)	6,600,000	6,608,568
Southeast Energy Authority, A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (a)	14,815,000	14,777,973
Southeast Energy Authority, A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	3,405,000	3,569,945
University of South Alabama, Revenue Bonds
Insured: AGM
4.00%, due 11/1/35	2,000,000	2,033,956
		101,745,205
Alaska 0.1%
Alaska Housing Finance Corp., General Mortgage, Revenue Bonds
Series C-II, Insured: GNMA / FNMA / FHLMC
5.75%, due 12/1/52	6,375,000	7,037,135
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Revenue Bonds
5.00%, due 4/1/32	3,050,000	3,054,322
		10,091,457
Arizona 0.7%
Arizona Department of Transportation, State Highway Fund, Revenue Bonds
5.00%, due 7/1/31	8,500,000	8,791,436

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	$ 940,000	$ 946,750
City of Phoenix, Unlimited General Obligation
5.00%, due 7/1/26	3,250,000	3,548,229
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien
Series D
5.00%, due 7/1/37	5,000,000	5,412,663
City of Phoenix Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
Series A
5.00%, due 7/1/44	10,180,000	11,366,205
Gilbert Water Resource Municipal Property Corp., Utility System, Revenue Bonds, Senior Lien
5.00%, due 7/15/33	6,200,000	7,678,645
Maricopa County Unified School District No. 090 Saddle Mountain, Unlimited General Obligation
Insured: AGM
4.00%, due 7/1/35	6,125,000	6,556,939
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/33	4,000,000	4,404,160
		48,705,027
Arkansas 0.2%
Little Rock School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/46	3,905,000	3,289,476
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/50	6,450,000	5,287,308
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/51	6,250,000	5,079,009
State of Arkansas, Unlimited General Obligation
3.00%, due 10/1/24	2,000,000	2,000,364
University of Arkansas, UALR Campus, Revenue Bonds
5.00%, due 10/1/31	1,205,000	1,294,467
		16,950,624
California 14.8%
Alameda Corridor Transportation Authority, Revenue Bonds
Series C, Insured: AGM
5.00%, due 10/1/52	4,750,000	5,247,174
Anaheim City School District, Election of 2010, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/51	9,000,000	10,142,265
Antelope Valley Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/50	3,750,000	2,992,370
Cabrillo Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: AGM-CR
5.00%, due 8/1/50	4,105,000	4,427,924

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Community Choice Financing Authority, Clean Energy Project, Green Bond, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (a)	$ 4,245,000	$ 4,305,794
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series A-1
4.00%, due 5/1/53 (a)	4,555,000	4,627,298
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
3.00%, due 4/1/44	2,075,000	1,605,042
Series A
4.00%, due 4/1/49	8,700,000	8,093,841
California Health Facilities Financing Authority, Cedars Sinai Health System, Revenue Bonds
Series A, Insured: BAM
4.00%, due 8/15/48	58,915,000	58,965,207
California Health Facilities Financing Authority, Stanford Health Care Obligated Group, Revenue Bonds
4.00%, due 8/15/50	5,875,000	5,902,229
California Infrastructure & Economic Development Bank, California State Teachers' Retirement System, Revenue Bonds
5.00%, due 8/1/49	8,450,000	9,158,829
California Municipal Finance Authority, Community Health System, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 2/1/41	2,500,000	2,553,589
California Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds
5.00%, due 12/1/26	470,000	497,338
5.00%, due 12/1/27	495,000	529,884
5.00%, due 12/1/28	520,000	555,357
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/32	1,570,000	1,670,301
Insured: BAM
5.00%, due 5/15/36	3,400,000	3,674,196
Insured: BAM
5.00%, due 5/15/39	8,215,000	8,793,562
California Public Finance Authority, Hoag Memorial Hospital Presbyterian, Revenue Bonds
Series A
4.00%, due 7/15/51	13,575,000	13,613,717
California State Public Works Board, Revenue Bonds
Series C
5.00%, due 8/1/35	6,750,000	8,019,390
California State University, Systemwide, Revenue Bonds
Series C
4.00%, due 11/1/45	9,500,000	9,641,806
Series A
5.00%, due 11/1/47	9,725,000	10,396,219
Series A
5.00%, due 11/1/48	12,895,000	14,056,043
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/46	2,725,000	2,234,838

	Principal Amount	Value
Long-Term Municipal Bonds
California
Center Unified School District, Election of 2008, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/51	$ 4,750,000	$ 3,762,977
Chino Valley Unified School District, Election 2016, Limited General Obligation
Series B, Insured: AGM-CR
3.375%, due 8/1/50	8,120,000	7,074,938
City & County of San Francisco, Certificate of Participation
Series A
4.00%, due 4/1/38	3,760,000	3,887,249
City & County of San Francisco, South Van Ness Project, Certificate of Participation
Series A
4.00%, due 4/1/43	4,250,000	4,281,705
City of Escondido, Unlimited General Obligation
5.00%, due 9/1/36	4,000,000	4,239,485
City of Los Angeles, Department of Airports, Revenue Bonds (b)
Series D
3.00%, due 5/15/39	170,000	170,647
Series D
3.00%, due 5/15/39	3,860,000	3,427,571
Series D
4.00%, due 5/15/40	2,200,000	2,181,768
Series E
5.00%, due 5/15/36	2,705,000	3,036,170
Series A
5.00%, due 5/15/44	3,535,000	3,699,965
5.00%, due 5/15/49	8,450,000	9,143,584
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien
Series A
5.00%, due 5/15/33 (b)	3,330,000	3,473,475
Series C
5.00%, due 5/15/45 (b)	3,250,000	3,462,187
Series I
5.00%, due 5/15/48	5,800,000	6,495,738
Series H
5.25%, due 5/15/47 (b)	8,150,000	8,906,849
Series G
5.50%, due 5/15/36 (b)	15,175,000	17,640,236
Series G
5.50%, due 5/15/37 (b)	3,500,000	4,044,958
Series G
5.50%, due 5/15/40 (b)	6,700,000	7,647,490
City of Los Angeles, Wastewater System, Revenue Bonds
Series A
5.00%, due 6/1/48	8,550,000	9,251,328
City of Sacramento, Transient Occupancy Tax, Revenue Bonds
Series A
5.00%, due 6/1/29	2,665,000	2,988,945

	Principal Amount	Value
Long-Term Municipal Bonds
California
City of Sacramento, Transient Occupancy Tax, Revenue Bonds
Series A
5.00%, due 6/1/30	$ 3,920,000	$ 4,393,451
Series A
5.00%, due 6/1/32	2,010,000	2,248,703
Series A
5.00%, due 6/1/33	1,225,000	1,367,484
City of San Jose, Unlimited General Obligation
Series A
5.00%, due 9/1/45	6,150,000	6,877,424
Series A
5.00%, due 9/1/46	6,300,000	7,026,454
Coachella Valley Unified School District, Election 2005, Unlimited General Obligation
Series F, Insured: BAM
5.00%, due 8/1/46	12,180,000	12,892,352
Coast Community College District, Election 2012, Unlimited General Obligation
Series D
4.50%, due 8/1/39	7,350,000	8,120,379
Corona-Norco Unified School District, Election 2014, Unlimited General Obligation
Series C
4.00%, due 8/1/49	7,100,000	7,109,760
Cotati-Rohnert Park Unified School District, Election 2016, Unlimited General Obligation
Series C, Insured: AGM
5.00%, due 8/1/42	2,365,000	2,501,246
Desert Sands Unified School District, Unlimited General Obligation
5.00%, due 8/1/40	3,250,000	3,553,492
El Camino Community College District Foundation (The), Election of 2002, Unlimited General Obligation
Series C
(zero coupon), due 8/1/38	11,750,000	6,731,792
Evergreen School District, Election of 2014, Unlimited General Obligation
4.00%, due 8/1/41	3,750,000	3,774,113
Firebaugh-Las Deltas Unified School District, Election 2016, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 8/1/41	2,250,000	2,440,057
Fontana Public Facilities Financing Authority, City of Fontana, Revenue Bonds
Series A, Insured: BAM
5.00%, due 9/1/32	1,320,000	1,367,865
Fresno Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/43	7,500,000	6,361,729
Grossmont-Cuyamaca Community College District, Election of 2012, Unlimited General Obligation
Series B
4.00%, due 8/1/47	5,750,000	5,768,479
Jurupa Unified School District, Election 2014, Unlimited General Obligation
Series C
5.25%, due 8/1/43	4,450,000	4,951,021

	Principal Amount	Value
Long-Term Municipal Bonds
California
Kern Community College District, Election of 2016, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	$ 3,950,000	$ 3,245,443
Live Oak Elementary School District, Certificate of Participation
Insured: AGM
5.00%, due 8/1/39	2,455,000	2,613,656
Long Beach Unified School District, Unlimited General Obligation
Series D-1
(zero coupon), due 8/1/30	4,450,000	3,366,712
Los Angeles Community College District, Unlimited General Obligation
0.444%, due 8/1/23	3,785,000	3,706,492
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Revenue Bonds
Series A
4.00%, due 6/1/36	4,750,000	5,151,136
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/36	4,750,000	4,796,919
Los Angeles County Public Works Financing Authority, Revenue Bonds
Series E-1
5.00%, due 12/1/44	3,325,000	3,687,260
Los Angeles Department of Water & Power, Revenue Bonds
Series B
5.00%, due 7/1/30	5,750,000	5,809,425
Series B
5.00%, due 7/1/33	5,250,000	5,302,730
Series D
5.00%, due 7/1/52	7,500,000	8,458,800
Los Angeles Unified School District, Unlimited General Obligation
Series C
4.00%, due 7/1/33	2,750,000	3,010,175
Series C
4.00%, due 7/1/38	5,750,000	5,978,695
Series A
5.00%, due 7/1/32	7,080,000	8,497,545
Series A
5.00%, due 7/1/33	7,620,000	9,077,653
Los Angeles Unified School District, Election of 2008, Unlimited General Obligation
Series B-1, Insured: AGM-CR
5.25%, due 7/1/42	41,155,000	45,248,441
Moreno Valley Unified School District, Election 2014, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	4,750,000	3,902,748
Murrieta Valley Unified School District, Election of 2014, Unlimited General Obligation
5.25%, due 9/1/51	5,050,000	5,829,166
Napa Valley Community College District, Unlimited General Obligation
4.00%, due 8/1/29	5,250,000	5,518,259
4.00%, due 8/1/32	5,250,000	5,509,803

	Principal Amount	Value
Long-Term Municipal Bonds
California
North Lake Tahoe Public Financing Authority, Health & Human Services Center, Revenue Bonds
4.50%, due 12/1/52	$ 4,395,000	$ 4,559,795
Oakland Unified School District, Alameda County, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/27	1,160,000	1,241,178
Insured: AGM
5.00%, due 8/1/28	1,755,000	1,878,368
Insured: AGM
5.00%, due 8/1/29	2,285,000	2,443,115
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AGM
3.00%, due 8/1/47	4,250,000	3,460,375
Ontario Montclair School District, Election of 2016, Unlimited General Obligation
Series A
5.00%, due 8/1/46	3,250,000	3,473,785
Orange County Sanitation District, Revenue Bonds
Series A
5.00%, due 2/1/30	8,500,000	8,841,239
Palomar Community College District, Election of 2006, Unlimited General Obligation
Series D
5.25%, due 8/1/45	10,000,000	10,818,028
Paramount Unified School District, Election of 2006, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/43	22,090,000	5,671,749
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	3,000,000	3,371,958
Peralta Community College District, Unlimited General Obligation
Series A
4.00%, due 8/1/39	4,250,000	4,277,216
Port of Los Angeles, Revenue Bonds
Series A
5.00%, due 8/1/35 (b)	2,575,000	2,645,397
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 11/1/36	2,750,000	3,063,883
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	16,950,000	17,657,232
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2, Special Assessment
Series A
5.00%, due 10/1/36	3,195,000	3,444,589
Series A
5.00%, due 10/1/41	12,250,000	13,046,484
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/47	4,275,000	4,902,509

	Principal Amount	Value
Long-Term Municipal Bonds
California
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/52	$ 13,250,000	$ 15,114,348
Sacramento Municipal Utility District, Revenue Bonds
Series H
4.00%, due 8/15/45	5,200,000	5,261,175
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 8/1/30	950,000	962,451
San Diego Association of Governments, South Bay Expressway, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/30	1,975,000	2,191,319
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (b)	4,990,000	5,651,651
San Diego County Water Authority, Revenue Bonds
Series A
5.00%, due 5/1/47	3,750,000	4,255,613
San Diego Public Facilities Financing Authority, Capital Improvement Projects, Revenue Bonds
Series A
5.00%, due 10/15/44	2,250,000	2,358,113
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series M-2
3.00%, due 7/1/50	5,000,000	3,999,839
Series I
5.00%, due 7/1/41	3,750,000	4,050,154
San Francisco Bay Area Rapid Transit District, Election of 2004, Unlimited General Obligation
Series F-1
3.00%, due 8/1/37	2,440,000	2,314,037
San Francisco Bay Area Rapid Transit District, Election of 2016, Unlimited General Obligation
Series C-1
3.00%, due 8/1/50	3,750,000	3,052,032
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series A
5.00%, due 5/1/34 (b)	7,350,000	8,280,187
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds
Series A
5.00%, due 5/1/49 (b)	52,055,000	54,222,659
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/41	1,065,000	935,008
San Leandro Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.25%, due 8/1/48	10,900,000	12,431,951
San Marcos Schools Financing Authority, San Marcos Unified School District, Revenue Bonds
Insured: AGM
5.00%, due 8/15/34	1,000,000	1,101,712

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Marcos Schools Financing Authority, San Marcos Unified School District, Revenue Bonds
Insured: AGM
5.00%, due 8/15/35	$ 1,000,000	$ 1,094,709
Insured: AGM
5.00%, due 8/15/36	1,100,000	1,197,904
San Mateo Union High School District, Capital Appreciation, Election of 2010, Unlimited General Obligation
Series A
(zero coupon), due 9/1/41	6,750,000	6,589,856
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/33	14,955,000	10,295,058
Santa Monica Community College District, Election 2016, Unlimited General Obligation
Series A
4.00%, due 8/1/47	7,330,000	7,385,471
Silicon Valley Clean Water, Revenue Bonds
Series A
0.25%, due 3/1/24	7,300,000	6,953,990
Simi Valley Unified School District, Unlimited General Obligation
Series C
4.00%, due 8/1/50	10,500,000	10,505,710
State of California, Various Purpose, Unlimited General Obligation
3.00%, due 10/1/36	5,810,000	5,631,865
3.00%, due 10/1/37	8,565,000	8,123,675
4.00%, due 11/1/35	2,200,000	2,297,456
4.00%, due 3/1/36	30,200,000	32,005,419
4.00%, due 10/1/36	3,150,000	3,318,104
4.00%, due 10/1/37	10,800,000	11,296,041
4.00%, due 10/1/39	5,775,000	5,984,028
4.00%, due 3/1/46	18,500,000	18,766,885
5.00%, due 11/1/28	7,500,000	7,638,307
5.00%, due 11/1/30	4,250,000	4,327,738
5.00%, due 10/1/31	4,250,000	5,218,386
5.00%, due 10/1/32	5,950,000	6,219,149
Series B
5.00%, due 11/1/32	30,350,000	37,840,708
5.00%, due 9/1/41	3,150,000	3,626,635
5.00%, due 4/1/42	3,250,000	3,752,039
5.00%, due 9/1/42	33,200,000	38,530,131
5.00%, due 8/1/46	6,160,000	6,545,431
5.00%, due 9/1/52	8,200,000	9,335,972
5.25%, due 10/1/39	4,635,000	4,982,457
Stockton Unified School District, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 8/1/42	4,400,000	4,517,619
Sunnyvale School District, Election of 2013, Unlimited General Obligation
Series C
3.00%, due 9/1/44	6,750,000	5,700,580

	Principal Amount	Value
Long-Term Municipal Bonds
California
Sweetwater Union High School District, Unlimited General Obligation
Insured: BAM
4.00%, due 8/1/47	$ 9,825,000	$ 9,843,046
Tahoe-Truckee Unified School District, Election 2014, Unlimited General Obligation
Series B
5.00%, due 8/1/41	1,950,000	2,080,738
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series D
3.00%, due 8/1/44	3,250,000	2,755,537
Series D
3.00%, due 8/1/47	6,250,000	5,144,796
Twin Rivers Unified School District, Election 2006, Unlimited General Obligation
Series 2008, Insured: AGM
(zero coupon), due 8/1/32	4,370,000	3,159,885
University of California, Revenue Bonds
Series I
5.00%, due 5/15/31	5,025,000	5,348,438
Series AI
5.00%, due 5/15/33	20,250,000	20,395,796
Series AV
5.00%, due 5/15/42	1,725,000	1,863,857
Series AM
5.25%, due 5/15/30	2,000,000	2,074,656
Series AZ
5.25%, due 5/15/58	4,905,000	5,325,737
Val Verde Unified School District, Election of 2012, Unlimited General Obligation
Series F, Insured: AGM
3.00%, due 8/1/47	8,910,000	7,254,575
Val Verde Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AGM
4.00%, due 8/1/51	6,960,000	7,011,274
Victor Valley Community College District, Unlimited General Obligation
Series A
4.00%, due 8/1/39	7,705,000	7,803,043
Series A
4.00%, due 8/1/44	5,250,000	5,276,979
Walnut Valley Unified School District, Election of 2016, Unlimited General Obligation
Series C
5.00%, due 8/1/45	4,035,000	4,622,668
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/48	13,650,000	2,411,308
		1,109,751,142
Colorado 1.9%
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.00%, due 12/1/25	4,370,000	4,620,830

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.00%, due 12/1/34	$ 6,000,000	$ 6,968,280
Series A
5.00%, due 12/1/43	10,940,000	11,483,901
5.00%, due 12/1/48	3,790,000	3,933,641
Series A
5.50%, due 11/15/27	6,000,000	6,121,749
Series A
5.50%, due 11/15/35	5,250,000	6,214,980
Series A
5.50%, due 11/15/38	7,350,000	8,574,470
Series A
5.50%, due 11/15/40	6,430,000	7,425,879
Series D
5.75%, due 11/15/38	3,000,000	3,575,273
Series D
5.75%, due 11/15/45	3,250,000	3,758,303
City & County of Denver, Convention Center Expansion Project, Certificate of Participation
Series A
5.375%, due 6/1/43	4,250,000	4,549,873
City of Colorado Springs, Utilities System, Revenue Bonds
Series A-2
5.00%, due 11/15/44	2,750,000	2,838,831
Series B
5.00%, due 11/15/47	11,150,000	12,687,760
Colorado Health Facilities Authority, Intermountain Healthcare Obligated Group, Revenue Bonds
Series B
4.00%, due 1/1/40	5,445,000	5,538,110
Denver City & County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
4.00%, due 12/1/31	6,000,000	6,290,949
Denver Convention Center Hotel Authority, Revenue Bonds, Senior Lien
5.00%, due 12/1/36	1,000,000	1,016,711
Regional Transportation District, Certificate of Participation
Series A
4.50%, due 6/1/44	8,275,000	8,328,525
Regional Transportation District Sales Tax, Fastracks Project, Revenue Bonds
Series A
5.00%, due 11/1/31	6,500,000	7,871,592
State of Colorado, Certificate of Participation
6.00%, due 12/15/40	5,025,000	6,199,402
Vista Ridge Metropolitan District, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/31	1,250,000	1,359,262
Weld County School District No. RE-4, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/1/41	8,250,000	8,905,027

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Weld County School District No. RE-4, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/1/47	$ 11,500,000	$ 13,112,080
		141,375,428
Connecticut 1.5%
City of Bridgeport, Unlimited General Obligation
Series D, Insured: AGM
5.00%, due 8/15/33	2,340,000	2,532,862
Series D, Insured: AGM
5.00%, due 8/15/34	2,340,000	2,520,518
Series D, Insured: AGM
5.00%, due 8/15/35	2,590,000	2,771,172
Series D, Insured: AGM
5.00%, due 8/15/36	2,590,000	2,759,670
City of Hartford, Unlimited General Obligation
Series A, Insured: State Guaranteed
5.00%, due 4/1/28	2,250,000	2,254,983
Series A, Insured: State Guaranteed
5.00%, due 4/1/29	895,000	896,975
Series A, Insured: AGM State Guaranteed
5.00%, due 4/1/32	195,000	195,434
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/32	6,370,000	6,755,250
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/34	2,250,000	2,378,231
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/37	6,420,000	5,990,294
Series A
4.00%, due 4/15/38	2,300,000	2,361,387
Series B
5.00%, due 1/15/24	12,655,000	12,968,844
Series F
5.00%, due 9/15/28	10,910,000	12,480,894
Series A
5.00%, due 3/15/29	5,300,000	5,596,259
Series C
5.00%, due 6/15/33	1,775,000	1,999,681
Series A
5.00%, due 4/15/35	5,000,000	5,448,390
Series A
5.00%, due 4/15/36	1,800,000	1,993,466
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
Series A
3.125%, due 5/1/40	3,500,000	3,165,809
Series A
5.00%, due 9/1/30	4,000,000	4,163,320

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
Series A, Insured: BAM
5.00%, due 9/1/31	$ 12,120,000	$ 13,222,405
Series A
5.00%, due 9/1/33	10,950,000	11,905,301
Series A
5.00%, due 1/1/36	3,325,000	3,660,284
State of Connecticut Clean Water Fund, State Revolving Fund, Revenue Bonds
Series A
5.00%, due 5/1/33	2,250,000	2,499,167
University of Connecticut, Revenue Bonds
Series A
5.00%, due 11/1/35	3,240,000	3,603,054
		114,123,650
Delaware 0.1%
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
Series A
5.00%, due 10/1/36	3,185,000	3,501,735
District of Columbia 1.9%
District of Columbia, Revenue Bonds
Series C
5.00%, due 12/1/31	6,250,000	7,612,619
Series C
5.00%, due 12/1/32	5,750,000	7,109,302
Series A
5.00%, due 7/1/36	7,675,000	9,042,162
Series A
5.50%, due 7/1/47	20,480,000	23,926,604
District of Columbia, Unlimited General Obligation
Series D
5.00%, due 6/1/32	3,500,000	3,622,944
5.00%, due 10/15/44	8,550,000	9,414,157
Metropolitan Washington Airports Authority, Revenue Bonds (b)
Series A
4.00%, due 10/1/40	3,000,000	2,971,050
Series A
5.00%, due 10/1/26	2,150,000	2,178,817
Series A
5.00%, due 10/1/27	2,600,000	2,633,368
Series A
5.00%, due 10/1/28	10,450,000	10,749,039
Series A
5.00%, due 10/1/28	2,250,000	2,278,122
Series A
5.00%, due 10/1/29	11,500,000	11,826,134

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/35	$ 3,955,000	$ 4,310,653
Series A
5.00%, due 10/1/36	3,750,000	4,139,579
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 10/1/52	20,435,000	19,912,882
Series B
6.50%, due 10/1/44	6,040,000	6,933,145
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series C, Insured: AGC
6.50%, due 10/1/41	6,730,000	7,725,059
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 7/15/36	5,175,000	5,072,081
		141,457,717
Florida 6.7%
City of Cape Coral, Water & Sewer, Revenue Bonds
Insured: BAM
4.00%, due 10/1/42	11,900,000	12,013,206
City of Gainesville, Revenue Bonds
Series A
5.00%, due 10/1/47	13,170,000	14,135,375
City of Miami, Parking System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/33	1,520,000	1,652,877
Insured: BAM
4.00%, due 10/1/36	2,545,000	2,646,577
Insured: BAM
4.00%, due 10/1/37	2,535,000	2,617,605
City of Miami, Beach Parking, Revenue Bonds
Insured: BAM
5.00%, due 9/1/40	2,250,000	2,350,415
City of Orlando, Tourist Development Tax, Revenue Bonds, Third Lien
Series C, Insured: AGC
5.50%, due 11/1/38	1,145,000	1,147,254
City of South Miami, Miami Health Facilities Authority, Inc., Revenue Bonds
5.00%, due 8/15/42	17,115,000	17,714,793
City of Tampa, Revenue Bonds
Series C, Insured: BAM
3.00%, due 10/1/36	4,440,000	4,332,604
County of Broward, Tourist Development Tax, Revenue Bonds
4.00%, due 9/1/41	11,650,000	11,753,982

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Broward, Tourist Development Tax, Revenue Bonds
Insured: BAM
4.00%, due 9/1/51	$ 6,250,000	$ 6,003,743
County of Broward, Airport System, Revenue Bonds
Series A
5.00%, due 10/1/49 (b)	6,250,000	6,510,648
County of Broward, Convention Center Hotel, Revenue Bonds, First Tier
5.50%, due 1/1/55	23,700,000	26,856,887
County of Lee, Airport, Revenue Bonds (b)
Series A
5.00%, due 10/1/24	3,785,000	3,891,024
Series A
5.00%, due 10/1/30	8,030,000	9,067,815
Series B
5.00%, due 10/1/37	3,750,000	4,089,374
Series B
5.00%, due 10/1/46	4,750,000	5,027,456
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Insured: BAM
3.00%, due 10/1/36	2,100,000	1,974,499
Series B
4.00%, due 10/1/38	5,150,000	5,260,625
Series B, Insured: BAM
4.00%, due 10/1/49	39,630,000	39,469,098
Series B
5.00%, due 10/1/33	4,250,000	4,482,265
County of Miami-Dade, Transit System, Revenue Bonds
Series A
4.00%, due 7/1/49	7,500,000	7,284,526
5.00%, due 7/1/45	14,120,000	15,831,372
5.00%, due 7/1/46	10,440,000	11,679,041
5.00%, due 7/1/48	4,965,000	5,520,756
5.00%, due 7/1/50	12,250,000	13,569,367
5.00%, due 7/1/51	12,250,000	13,533,200
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/38 (b)	4,650,000	4,761,848
County of Sarasota, Utility System, Revenue Bonds
5.25%, due 10/1/47	9,500,000	10,906,527
County of Seminole, Water & Sewer, Revenue Bonds
Series A
4.00%, due 10/1/29	4,250,000	4,424,142
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/33 (b)	1,205,000	1,337,632
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	2,250,000	2,541,216

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds (b)
Series A
5.00%, due 10/1/47	$ 7,000,000	$ 7,436,282
JEA Electric System, Revenue Bonds
Series B
4.00%, due 10/1/36	3,500,000	3,607,400
Miami-Dade County Health Facilities Authority, Nicklaus Children's Hospital Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 8/1/46	5,160,000	5,197,628
Series A, Insured: AGM-CR
4.00%, due 8/1/51	19,750,000	19,705,566
North Broward Hospital District, Revenue Bonds
Series B
5.00%, due 1/1/42	6,500,000	6,611,743
North Sumter County Utility Dependent District, Sumter Water Conservation Authority Project, Revenue Bonds
Insured: AGM
5.00%, due 10/1/52	7,200,000	7,738,162
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Inc., Revenue Bonds
5.00%, due 8/1/31	1,250,000	1,299,173
Putnam County Development Authority, Seminole Electric Cooperative, Inc., Revenue Bonds
Series A
5.00%, due 3/15/42	4,000,000	4,346,232
School Board of Miami-Dade County (The), Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 3/15/34	5,760,000	6,880,243
Series A, Insured: BAM
5.00%, due 3/15/35	6,060,000	7,162,962
Series A, Insured: BAM
5.00%, due 3/15/39	8,445,000	9,704,951
Series A, Insured: BAM
5.00%, due 3/15/40	8,510,000	9,729,751
Series A, Insured: BAM
5.00%, due 3/15/47	13,995,000	15,742,388
Series A, Insured: BAM
5.00%, due 3/15/52	13,190,000	14,743,352
School District of Broward County, Certificate of Participation
Series A, Insured: AGM
5.00%, due 7/1/27	3,750,000	3,987,761
School District of Broward County, Unlimited General Obligation
5.00%, due 7/1/46	6,600,000	7,428,386
South Broward Hospital District, Revenue Bonds
Insured: BAM
3.00%, due 5/1/51	24,740,000	19,442,909
Series A
3.00%, due 5/1/51	8,000,000	6,250,339
4.00%, due 5/1/48	4,750,000	4,582,718
South Florida Water Management District, Certificate of Participation
5.00%, due 10/1/34	12,955,000	13,840,430

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
State of Florida, Capital Outlay, Unlimited General Obligation
Series C
3.15%, due 6/1/29	$ 4,750,000	$ 4,781,594
Series C
4.00%, due 6/1/32	3,400,000	3,625,418
State of Florida Department of Transportation, Turnpike System, Revenue Bonds
Series C
3.00%, due 7/1/51	11,900,000	9,089,240
Series A
4.00%, due 7/1/32	4,250,000	4,347,680
Village Community Development District No. 8, Special Assessment
Insured: AGM
3.50%, due 5/1/40	5,000,000	4,916,564
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Revenue Bonds
5.00%, due 10/15/49	4,750,000	5,025,660
West Palm Beach Community Redevelopment Agency, City center community redevelopment, Tax Allocation
Insured: AGM-CR
5.00%, due 3/1/34	8,450,000	9,708,685
Insured: AGM-CR
5.00%, due 3/1/35	9,020,000	10,287,605
		501,608,571
Georgia 2.4%
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/44	23,935,000	24,055,175
Series A
4.00%, due 7/1/49	2,325,000	2,308,713
City of Atlanta, Water & Wastewater, Revenue Bonds
Series C
4.00%, due 11/1/37	4,750,000	4,879,930
5.00%, due 11/1/29	4,250,000	4,500,295
City of Atlanta, Department of Aviation, Revenue Bonds (b)
Series C
5.00%, due 1/1/27	2,750,000	2,798,247
Series C
5.00%, due 1/1/28	2,250,000	2,288,710
Series C
5.00%, due 1/1/29	2,000,000	2,032,495
City of Atlanta, Public Improvement, Unlimited General Obligation
Series A-1
5.00%, due 12/1/42	11,750,000	13,549,023
City of Dalton (The), Georgia Combined Utilities, Revenue Bonds
5.00%, due 3/1/30	2,055,000	2,215,812
Cobb County Kennestone Hospital Authority, Wellstar Health System, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 4/1/52	11,315,000	11,120,781

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Georgia Ports Authority, Revenue Bonds
4.00%, due 7/1/51	$ 10,250,000	$ 10,175,110
4.00%, due 7/1/52	7,700,000	7,632,405
5.25%, due 7/1/43	7,195,000	8,370,601
5.25%, due 7/1/52	4,750,000	5,423,447
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 3/1/50 (a)	2,500,000	2,515,849
Series C
4.00%, due 5/1/52 (a)	6,960,000	6,977,237
Series A
4.00%, due 7/1/52 (a)	8,500,000	8,666,979
Series A
4.00%, due 9/1/52 (a)	21,190,000	21,237,879
Series A
5.00%, due 5/15/35	2,750,000	2,945,541
Series A
5.00%, due 5/15/36	2,950,000	3,144,973
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/41	2,545,000	2,552,988
Series A
5.00%, due 1/1/35	4,000,000	4,132,636
Series A
5.00%, due 1/1/45	2,185,000	2,292,765
Series A, Insured: BAM
5.00%, due 1/1/45	3,050,000	3,236,192
Municipal Electric Authority of Georgia, Revenue Bonds
Series HH
5.00%, due 1/1/36	3,515,000	3,764,266
Series HH
5.00%, due 1/1/44	2,700,000	2,798,518
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A
5.00%, due 1/1/37	1,000,000	1,070,021
Series A
5.00%, due 1/1/63	1,750,000	1,768,331
Series A
5.50%, due 7/1/60	8,250,000	8,423,252
Private Colleges & Universities Authority, Emory University, Revenue Bonds
Series B
5.00%, due 9/1/30	5,200,000	6,218,631
		183,096,802
Guam 0.2%
Antonio B Won Pat International Airport Authority, Revenue Bonds (b)
Series C, Insured: AGM
6.125%, due 10/1/43	3,385,000	3,457,877

	Principal Amount	Value
Long-Term Municipal Bonds
Guam
Antonio B Won Pat International Airport Authority, Revenue Bonds (b)
Series C, Insured: AGM
6.125%, due 10/1/43	$ 925,000	$ 944,915
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	6,000,000	6,078,883
Series A
5.00%, due 1/1/50	1,660,000	1,708,799
5.25%, due 7/1/33	950,000	961,026
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/44	655,000	675,108
		13,826,608
Hawaii 0.6%
City & County of Honolulu, Wastewater System, Revenue Bonds, Senior Lien
Series B
4.00%, due 7/1/29	8,450,000	8,808,328
City & County of Honolulu, Unlimited General Obligation
Series C
4.00%, due 10/1/31	5,500,000	5,813,019
State of Hawaii, Unlimited General Obligation
Series FH
4.00%, due 10/1/30	12,250,000	12,936,598
Series FB
4.00%, due 4/1/31	6,300,000	6,596,721
Series FK
4.00%, due 5/1/32	4,300,000	4,562,604
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Insured: AGM-CR
3.50%, due 10/1/49 (b)	5,900,000	5,068,389
		43,785,659
Idaho 0.1%
Idaho Housing & Finance Association, Federal Highway Trust Fund, Revenue Bonds
Series A
5.00%, due 7/15/37	6,385,000	7,049,357
Illinois 7.5%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/26	17,245,000	15,111,592
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/27	7,000,000	7,567,828
Chicago Board of Education, Revenue Bonds
6.00%, due 4/1/46	16,560,000	17,364,904

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 1/1/36	$ 8,100,000	$ 8,362,056
Series A, Insured: BAM
4.00%, due 1/1/37	10,090,000	10,356,186
Series D
5.00%, due 1/1/52 (b)	3,250,000	3,328,539
Series A, Insured: AGM
5.25%, due 1/1/45 (b)	9,500,000	10,339,029
Series A, Insured: AGM
5.50%, due 1/1/53 (b)	19,150,000	20,784,816
Chicago O'Hare International Airport, General, Revenue Bonds
Series A
5.00%, due 1/1/31 (b)	8,500,000	8,797,086
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
Series A
5.00%, due 1/1/30	2,665,000	2,670,377
Series B
5.00%, due 1/1/31 (b)	2,000,000	2,002,972
Chicago O'Hare International Airport, Revenue Bonds
Series A
5.00%, due 1/1/32 (b)	12,800,000	13,242,450
Chicago Park District, Limited Tax, Limited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/31	1,955,000	2,028,712
Series A
5.00%, due 1/1/28	1,000,000	1,051,568
Series A
5.00%, due 1/1/31	1,000,000	1,050,713
Series A
5.00%, due 1/1/35	2,000,000	2,087,522
Chicago Park District, Personal Property Replacement Tax, Unlimited General Obligation
Series D, Insured: BAM
4.00%, due 1/1/34	3,555,000	3,658,926
Chicago Park District, Special Recreation Activity Alternate Revenue Source, Unlimited General Obligation
Insured: BAM
5.00%, due 11/15/30	1,435,000	1,620,979
Chicago Park District, Unlimited General Obligation
Series F-2
5.00%, due 1/1/37	1,800,000	1,938,622
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds, Second Lien
5.00%, due 12/1/46	4,530,000	4,673,186
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
5.25%, due 12/1/49	9,500,000	9,679,597
City of Chicago, Unlimited General Obligation
Series A
4.00%, due 1/1/35	2,050,000	2,012,380

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago, Unlimited General Obligation
Series A
4.00%, due 1/1/36	$ 3,750,000	$ 3,646,227
Series B
4.00%, due 1/1/37	4,750,000	4,511,753
Series A
5.00%, due 1/1/30	1,385,000	1,488,326
Series A
5.00%, due 1/1/32	1,400,000	1,509,063
Series A
5.00%, due 1/1/33	1,425,000	1,532,165
Series A
5.00%, due 1/1/34	8,605,000	9,219,609
Series A
5.50%, due 1/1/49	8,550,000	8,896,191
Series A
6.00%, due 1/1/38	36,550,000	38,968,082
Series A, Insured: BAM
6.00%, due 1/1/38	5,000,000	5,325,004
City of Chicago, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	1,250,000	1,248,213
Series 2, Insured: AGM
5.00%, due 11/1/28	1,750,000	1,912,806
5.00%, due 11/1/29	1,700,000	1,752,552
Series 2, Insured: AGM
5.00%, due 11/1/30	2,250,000	2,458,808
Series 2, Insured: AGM
5.00%, due 11/1/32	4,000,000	4,359,512
Series 2, Insured: AGM
5.00%, due 11/1/33	8,550,000	9,273,482
Series 2, Insured: AGM
5.00%, due 11/1/38	2,750,000	2,881,434
5.00%, due 11/1/42	2,340,000	2,340,747
Insured: AGM
5.25%, due 11/1/33	4,000,000	4,382,325
Insured: AGM
5.25%, due 11/1/34	1,860,000	2,028,659
Insured: AGM
5.25%, due 11/1/35	2,275,000	2,453,781
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
5.00%, due 1/1/28	1,000,000	1,015,393
Series B, Insured: AGM-CR
5.00%, due 1/1/30	6,435,000	6,929,501
5.00%, due 1/1/33	1,750,000	1,770,950
Insured: BAM
5.00%, due 1/1/44	11,240,000	11,308,326
Series A, Insured: AGM
5.25%, due 1/1/42	3,750,000	3,899,645

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago, Motor Fuel Tax, Revenue Bonds
Insured: AGM
5.00%, due 1/1/33	$ 3,770,000	$ 3,857,901
City of Chicago Heights, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 12/1/34	1,865,000	2,099,830
Cook County Community College District No. 508, Unlimited General Obligation
Insured: BAM
5.50%, due 12/1/38	4,000,000	4,104,018
Cook County Community High School District No. 212 Leyden, Revenue Bonds
Series C, Insured: BAM
5.00%, due 12/1/30	2,620,000	2,723,951
Series C, Insured: BAM
5.00%, due 12/1/31	2,360,000	2,452,776
County of Cook, Unlimited General Obligation
Series A
5.00%, due 11/15/24	3,750,000	3,886,368
Du Page Cook & Will Counties Community College District No. 502, Unlimited General Obligation
Series A
5.00%, due 6/1/26	3,850,000	3,879,776
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/34	5,650,000	5,786,944
Illinois Sports Facilities Authority (The), Revenue Bonds
Insured: AGM
5.25%, due 6/15/31	4,000,000	4,105,699
Illinois State Toll Highway Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/34	3,250,000	3,320,824
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Insured: NATL-RE
(zero coupon), due 6/15/35	20,150,000	12,057,190
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/36	30,550,000	17,213,801
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	13,720,000	5,483,444
Rock Island County Public Building Commission, County of Rock Island, Revenue Bonds
Insured: AGM
5.00%, due 12/1/36	2,145,000	2,340,684
Sales Tax Securitization Corp., Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/48	9,500,000	9,225,202
Series A
5.00%, due 1/1/28	3,685,000	4,077,255
Series A
5.00%, due 1/1/48	6,000,000	6,260,183

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Sales Tax Securitization Corp., Revenue Bonds
Series C
5.25%, due 1/1/34	$ 7,500,000	$ 8,360,903
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A
5.00%, due 1/1/32	4,150,000	4,828,783
Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 4/1/26	1,175,000	1,227,716
Series B, Insured: BAM
5.00%, due 4/1/29	1,620,000	1,685,752
Series B, Insured: BAM
5.00%, due 4/1/30	1,000,000	1,039,522
State of Illinois, Sales Tax, Revenue Bonds
Series A
3.00%, due 6/15/33	2,750,000	2,526,815
State of Illinois, Sales Tax, Revenue Bonds, Junior Lien
Series C
5.00%, due 6/15/30	3,000,000	3,271,821
State of Illinois, Unlimited General Obligation
Series C
4.00%, due 10/1/40	4,250,000	4,041,739
Insured: BAM
4.00%, due 6/1/41	8,550,000	8,316,584
Series D
5.00%, due 11/1/23	3,000,000	3,049,083
Series D
5.00%, due 11/1/26	7,375,000	7,867,120
5.00%, due 2/1/27	3,980,000	4,258,196
Series D
5.00%, due 11/1/27	10,000,000	10,781,209
5.00%, due 1/1/28	5,155,000	5,406,602
Series D
5.00%, due 11/1/28	6,280,000	6,738,674
Series A
5.00%, due 12/1/34	4,500,000	4,747,815
5.25%, due 2/1/32	8,550,000	8,687,431
5.50%, due 5/1/39	12,725,000	13,824,015
Series A
5.50%, due 3/1/47	4,750,000	5,102,328
5.75%, due 5/1/45	4,250,000	4,565,922
Series A
6.00%, due 5/1/27	8,190,000	9,109,087
State of Illinois, Build America Bonds, Unlimited General Obligation
Insured: AGM-CR
6.875%, due 7/1/25	9,500,000	9,742,083

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
United City of Yorkville, Special Tax
Insured: AGM
5.00%, due 3/1/32	$ 3,017,000	$ 3,205,954
Village of Bellwood, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/29	1,500,000	1,607,226
Village of Rosemont, Corporate Purpose, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/40	6,790,000	7,283,427
Village of Schaumburg, Unlimited General Obligation
Series A
4.00%, due 12/1/41	32,050,000	31,838,851
Western Illinois Economic Development Authority, City of Quincy, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/34	1,500,000	1,569,678
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.50%, due 1/1/49	6,210,000	7,045,842
		559,448,618
Indiana 0.6%
Greater Clark Building Corp., Revenue Bonds
Insured: State Intercept
6.00%, due 7/15/38	5,700,000	7,026,225
Indiana Finance Authority, CWA Authority, Inc., Revenue Bonds, First Lien
Series B
5.25%, due 10/1/47	4,695,000	5,220,905
Series B
5.25%, due 10/1/52	11,820,000	13,081,160
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, Insured: GNMA / FNMA / FHLMC
5.75%, due 7/1/53	3,000,000	3,317,381
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series C
5.00%, due 1/1/52	6,350,000	6,986,350
Merrillville Multi School Building Corp., Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/42	5,340,000	5,982,512
		41,614,533
Iowa 0.4%
City of Coralville, Certificate of Participation
Series E
4.00%, due 6/1/23	1,320,000	1,320,934
Iowa Finance Authority, Mortgage-Backed Securities Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/47	2,035,000	2,075,149

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
Iowa Finance Authority, State Revolving Fund, Revenue Bonds
Series A
5.00%, due 8/1/35	$ 6,600,000	$ 7,396,886
PEFA, Inc., Revenue Bonds
5.00%, due 9/1/49 (a)	16,975,000	17,625,492
Waterloo Community School District, Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AGM
4.00%, due 7/1/29	3,750,000	4,072,967
		32,491,428
Kansas 0.2%
City of Hutchinson, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	565,000	588,572
5.00%, due 12/1/28	410,000	423,694
5.00%, due 12/1/30	500,000	516,257
University of Kansas Hospital Authority, KU Health System, Revenue Bonds
5.00%, due 9/1/33	2,500,000	2,642,345
5.00%, due 9/1/35	2,550,000	2,671,705
5.00%, due 9/1/45	4,400,000	4,534,083
		11,376,656
Kentucky 0.5%
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (a)
Series A
4.00%, due 4/1/48	14,450,000	14,482,339
Series C
4.00%, due 2/1/50	8,640,000	8,667,912
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: AGM-CR
4.00%, due 6/1/29	3,320,000	3,460,331
Louisville/Jefferson County Metropolitan Government, Unlimited General Obligation
Series A
4.00%, due 4/1/35	3,750,000	4,058,121
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 5/15/47	8,450,000	9,007,744
		39,676,447
Louisiana 0.2%
City of New Orleans, Public Improvement, Unlimited General Obligation
Series A
5.00%, due 12/1/40	4,750,000	5,107,103
City of Shreveport, Unlimited General Obligation
Insured: BAM
5.00%, due 8/1/30	4,355,000	4,758,829

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
State of Louisiana, Unlimited General Obligation
Series A
4.00%, due 2/1/34	$ 8,480,000	$ 8,596,172
		18,462,104
Maine 0.1%
Maine Municipal Bond Bank, Revenue Bonds
Series B
3.50%, due 11/1/29	3,700,000	3,840,277
Maine State Housing Authority, Revenue Bonds
Series F
3.65%, due 11/15/42	1,110,000	1,101,833
		4,942,110
Maryland 0.9%
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Insured: State Intercept
5.00%, due 5/1/24	4,040,000	4,168,228
Maryland Stadium Authority, Construction and Revitalization Program, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/42	21,020,000	22,670,806
State of Maryland, Department of Transportation, Revenue Bonds
Series A
3.00%, due 10/1/33	5,325,000	5,387,620
State of Maryland, Unlimited General Obligation, First Series
Series 1
4.00%, due 6/1/30	8,600,000	8,790,183
State of Maryland, State and Local Facilities Loan, Unlimited General Obligation
Series A
5.00%, due 6/1/33	4,250,000	5,234,445
Series A
5.00%, due 6/1/37	19,000,000	22,471,974
		68,723,256
Massachusetts 2.8%
City of Boston, Unlimited General Obligation
Series A
5.00%, due 11/1/37	5,750,000	6,892,512
Series A
5.00%, due 11/1/41	11,750,000	13,768,905
City of Worcester, Limited General Obligation
Insured: AGM
3.00%, due 2/1/37	2,750,000	2,548,950
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series D
3.00%, due 5/1/35	5,540,000	5,454,070
Series B
3.00%, due 2/1/48	25,270,000	20,675,090

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series B
3.00%, due 4/1/48	$ 5,000,000	$ 4,088,016
Series C
3.00%, due 3/1/49	4,750,000	3,851,498
Series B
3.00%, due 4/1/49	7,465,000	6,050,927
Series B
5.00%, due 7/1/30	2,750,000	3,290,406
Series A
5.00%, due 4/1/37	2,950,000	3,196,814
Series F
5.00%, due 11/1/39	8,100,000	8,804,678
Series D
5.00%, due 7/1/45	20,280,000	22,447,814
Series E
5.00%, due 11/1/50	4,050,000	4,442,155
Commonwealth of Massachusetts, Consolidated Loan, Unlimited General Obligation
Series C
5.00%, due 10/1/52	8,000,000	8,913,036
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement Program, Revenue Bonds
Series A
4.00%, due 6/1/50	8,200,000	8,134,720
Series A
5.00%, due 6/1/50	17,300,000	19,175,950
Series B
5.00%, due 6/1/52	14,200,000	15,845,063
Commonwealth of Massachusetts Transportation Fund, Accelerated Bridge Program, Revenue Bonds
Series A
5.00%, due 6/1/44	4,750,000	4,854,669
Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds
4.00%, due 1/1/33	1,000,000	1,043,353
Massachusetts Development Finance Agency, Partners Healthcare System Issue, Revenue Bonds
Series O-2
5.00%, due 7/1/27	4,700,000	4,998,567
Massachusetts Development Finance Agency, Harvard University Issue, Revenue Bonds
Series B
5.00%, due 11/15/32	11,735,000	14,745,707
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Revenue Bonds
Series N
5.00%, due 12/1/41	6,500,000	6,754,719
Massachusetts School Building Authority, Revenue Bonds
4.00%, due 8/15/45	4,550,000	4,530,675
Massachusetts School Building Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 11/15/33	8,500,000	9,323,350

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Town of Natick, Qualified Municipal Purpose Loan, Limited General Obligation
4.00%, due 7/15/36	$ 3,280,000	$ 3,416,492
		207,248,136
Michigan 0.9%
Downriver Utility Wastewater Authority, Revenue Bonds
Insured: AGM
5.00%, due 4/1/31	1,600,000	1,784,591
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series C
5.25%, due 7/1/34	15,350,000	16,654,076
Lincoln Consolidated School District, Unlimited General Obligation
Series A, Insured: AGM Q-SBLF
5.00%, due 5/1/28	1,780,000	1,924,390
Series A, Insured: AGM Q-SBLF
5.00%, due 5/1/30	1,455,000	1,562,643
Series A, Insured: AGM Q-SBLF
5.00%, due 5/1/40	1,500,000	1,605,651
Livonia Public Schools, Unlimited General Obligation
Series II, Insured: AGM
5.00%, due 5/1/40	3,615,000	3,876,607
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
5.00%, due 11/1/25	1,000,000	1,073,577
5.00%, due 11/1/27	1,200,000	1,339,988
Michigan Finance Authority, BHSH System Obligated Group, Revenue Bonds
5.00%, due 4/15/28	6,600,000	7,450,248
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Second Lien
Series C-7, Insured: NATL-RE
5.00%, due 7/1/32	2,000,000	2,062,647
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Senior Lien
Series C-3, Insured: AGM
5.00%, due 7/1/33	2,500,000	2,576,902
Michigan Finance Authority, Great Lakes Water Authority Water Supply System, Revenue Bonds
Series D-1, Insured: AGM
5.00%, due 7/1/35	1,750,000	1,798,915
Series D-6, Insured: NATL-RE
5.00%, due 7/1/36	6,350,000	6,518,599
Michigan State Building Authority, Revenue Bonds
Series I
3.00%, due 10/15/51	4,750,000	3,757,000
State of Michigan, Trunk Line, Revenue Bonds
Series A
4.00%, due 11/15/44	13,250,000	13,373,385
		67,359,219
Minnesota 0.5%
City of Rochester, Mayo Clinic, Revenue Bonds
4.00%, due 11/15/39	13,675,000	14,343,143

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
County of Rice, Unlimited General Obligation
Series A, Insured: MN CRED PROG
5.00%, due 2/1/44	$ 4,750,000	$ 5,437,723
Metropolitan Council, Minneapolis-St.Paul Metropolitan Area, Unlimited General Obligation
Series A
3.00%, due 3/1/29	5,500,000	5,562,821
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
4.25%, due 1/1/49	2,280,000	2,324,889
Minnesota Public Facilities Authority, Revenue Bonds
Series A
5.00%, due 3/1/31	5,300,000	5,739,457
White Bear Lake Independent School District No. 624, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.00%, due 2/1/43	4,060,000	3,534,811
		36,942,844
Mississippi 0.0% ‡
Mississippi Home Corp., Single Family Mortgage Housing, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 12/1/44	1,065,000	1,077,800
Missouri 0.4%
City of Kansas City, Improvement Downtown Arena Project, Revenue Bonds
Series E
5.00%, due 4/1/40	8,505,000	8,752,911
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
4.00%, due 6/1/53	9,750,000	9,466,851
Metropolitan St. Louis Sewer District, Revenue Bonds
Series B
5.25%, due 5/1/52	8,300,000	9,465,911
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/47	240,000	244,600
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Revenue Bonds
5.00%, due 12/1/31	3,000,000	3,143,297
		31,073,570
Montana 0.5%
Montana Board of Housing, Single Family Mortgage, Revenue Bonds
Series B
3.40%, due 12/1/33	685,000	694,605
Series B
3.60%, due 6/1/37	890,000	887,574
Montana Facility Finance Authority, Benefis Health System Obligated Group, Revenue Bonds
5.00%, due 2/15/30	1,790,000	1,910,393
5.00%, due 2/15/31	1,500,000	1,597,660
5.00%, due 2/15/33	1,320,000	1,397,552

	Principal Amount	Value
Long-Term Municipal Bonds
Montana
Montana Facility Finance Authority, Benefis Health System Obligated Group, Revenue Bonds
5.00%, due 2/15/34	$ 1,200,000	$ 1,267,621
Montana State Board of Regents, University of Montana/Missoula, Revenue Bonds
Insured: AGM
5.25%, due 11/15/52	15,200,000	17,090,594
Silver Bow County School District No. 1, School Building, Unlimited General Obligation
4.00%, due 7/1/32	1,945,000	2,081,949
4.00%, due 7/1/33	2,020,000	2,158,374
Yellowstone County K-12, School District No. 26 Lockwood, Unlimited General Obligation
5.00%, due 7/1/29	2,010,000	2,286,063
5.00%, due 7/1/30	2,000,000	2,273,230
5.00%, due 7/1/31	2,265,000	2,572,991
5.00%, due 7/1/32	2,550,000	2,892,647
		39,111,253
Nebraska 1.4%
Central Plains Energy, Nebraska Gas Project No. 4, Revenue Bonds
Series A
5.00%, due 3/1/50 (a)	42,065,000	42,528,624
Nebraska Investment Finance Authority, Single Family Housing, Revenue Bonds
Series C
4.00%, due 9/1/48	2,215,000	2,237,252
Omaha Public Power District, Electric System, Revenue Bonds
Series A
4.00%, due 2/1/51	16,400,000	15,869,698
Series A
5.00%, due 2/1/46	19,375,000	21,481,241
Series A
5.00%, due 2/1/47	19,000,000	21,330,120
Omaha Public Power District, Revenue Bonds
Series C
5.00%, due 2/1/43	4,500,000	4,644,369
		108,091,304
Nevada 1.4%
City of Reno, Capital Improvement, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 6/1/46	1,600,000	1,564,198
Clark County School District, Limited General Obligation
Series B, Insured: BAM
3.00%, due 6/15/36	5,500,000	5,088,988
Series C
4.00%, due 6/15/32	4,000,000	4,132,421
County of Clark, Park Improvement, Limited General Obligation
4.00%, due 12/1/35	7,175,000	7,456,623
County of Clark, Regional Transportation Commission of Southern Nevada Motor Fuel Tax, Revenue Bonds
Insured: AGM
4.00%, due 7/1/40	16,500,000	16,756,191

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
4.00%, due 7/1/49	$ 26,200,000	$ 24,963,501
Series B
5.00%, due 7/1/31	1,245,000	1,394,100
Series B
5.00%, due 7/1/43	10,815,000	11,399,124
Series B
5.25%, due 7/1/49	8,000,000	8,875,001
Las Vegas Valley Water District, Limited General Obligation
5.00%, due 6/1/33	7,600,000	7,934,823
Las Vegas Valley Water District, Water Improvement, Limited General Obligation
Series A
5.00%, due 6/1/46	14,265,000	15,011,205
		104,576,175
New Hampshire 0.2%
City of Manchester, General Airport, Revenue Bonds
Series A, Insured: AGM
5.00%, due 1/1/26	1,800,000	1,804,005
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc., Revenue Bonds
Series A
4.00%, due 4/1/50 (b)	4,525,000	4,292,381
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire, Revenue Bonds
5.00%, due 7/1/40	7,250,000	7,495,254
		13,591,640
New Jersey 3.7%
Atlantic County Improvement Authority (The), Stockton University, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/31	1,920,000	2,073,940
Series A, Insured: AGM
5.00%, due 7/1/32	1,305,000	1,409,209
Series A, Insured: AGM
5.00%, due 7/1/33	1,395,000	1,504,125
City of Atlantic City, Unlimited General Obligation
Series B, Insured: AGM State Aid Withholding
5.00%, due 3/1/32	2,650,000	2,896,920
New Brunswick Parking Authority, City Guaranteed Parking, Revenue Bonds
Series A, Insured: BAM MUN GOVT GTD
5.00%, due 9/1/29	2,120,000	2,309,428
Series A, Insured: BAM MUN GOVT GTD
5.00%, due 9/1/30	3,605,000	3,923,134
Series A, Insured: BAM MUN GOVT GTD
5.00%, due 9/1/31	5,680,000	6,174,208
New Jersey Building Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/25	2,015,000	2,125,863

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Building Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	$ 1,805,000	$ 1,945,341
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.00%, due 1/1/28	1,000,000	1,013,680
5.50%, due 1/1/26	1,000,000	1,019,328
New Jersey Economic Development Authority, State of New Jersey Motor Vehicle Surcharge, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/28	2,000,000	2,181,847
New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/29	3,775,000	4,037,426
Series A, Insured: BAM
5.00%, due 7/1/30	4,000,000	4,276,268
Series A, Insured: BAM
5.00%, due 7/1/31	2,750,000	2,938,855
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Inc., Revenue Bonds
Series A
5.00%, due 7/1/38	8,400,000	8,993,846
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL-RE
(zero coupon), due 12/15/27	7,960,000	6,867,795
Series C, Insured: NATL-RE
(zero coupon), due 12/15/30	17,075,000	13,173,986
Series C, Insured: AGM
(zero coupon), due 12/15/34	25,900,000	16,717,220
Series A
5.00%, due 12/15/26	3,500,000	3,806,310
Series AA
5.00%, due 6/15/44	11,355,000	11,388,990
Series BB
5.00%, due 6/15/44	11,555,000	12,061,292
Series AA
5.00%, due 6/15/46	6,115,000	6,373,843
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A
5.00%, due 6/15/28	4,050,000	4,364,893
Series A
5.00%, due 6/15/29	21,185,000	22,795,285
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.25%, due 6/15/43	8,655,000	9,176,773
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds
Series C
5.754%, due 12/15/28	2,500,000	2,567,175
New Jersey Turnpike Authority, Revenue Bonds
Series A
5.00%, due 1/1/32	2,750,000	2,840,443

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Turnpike Authority, Revenue Bonds
Series E
5.00%, due 1/1/45	$ 2,150,000	$ 2,212,000
Series B
5.25%, due 1/1/52	40,755,000	45,664,608
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 11/1/45	2,000,000	2,152,863
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
4.00%, due 6/1/30	19,000,000	20,875,515
5.00%, due 6/1/24	6,165,000	6,372,505
State of New Jersey, Various Purpose, Unlimited General Obligation
5.00%, due 6/1/38	9,270,000	10,318,372
5.00%, due 6/1/41	11,100,000	12,204,108
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/30	1,815,000	1,962,349
Series A
5.00%, due 6/1/33	5,400,000	5,804,119
Series A
5.00%, due 6/1/34	1,500,000	1,605,028
Series A
5.00%, due 6/1/36	4,950,000	5,238,159
Township of Edison, Unlimited General Obligation
2.00%, due 3/15/36	4,545,000	3,748,378
		279,115,427
New Mexico 0.1%
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds
Series A
4.00%, due 8/1/37	3,650,000	3,715,453
New York 17.7%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 11/1/49	7,800,000	8,569,482
City of New York, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/36	12,320,000	11,773,376
Series A-1
4.00%, due 8/1/37	2,000,000	2,043,896
Series A-1
4.00%, due 8/1/38	6,150,000	6,237,684
Series A-1
4.00%, due 8/1/42	2,750,000	2,750,856
Series A
4.00%, due 8/1/44	8,350,000	8,300,487

	Principal Amount	Value
Long-Term Municipal Bonds
New York
City of New York, Unlimited General Obligation
Series D-1
4.00%, due 3/1/50	$ 12,860,000	$ 12,585,088
Series A
5.00%, due 8/1/32	5,695,000	6,907,126
Series A-1
5.00%, due 9/1/37	4,250,000	4,937,711
Series C
5.00%, due 8/1/42	2,160,000	2,380,390
Series F-1
5.00%, due 3/1/43	4,315,000	4,769,099
Series B-1
5.25%, due 10/1/33	6,260,000	7,094,326
Series E
5.50%, due 8/1/25	4,750,000	4,822,503
City of Yonkers, Unlimited General Obligation
Series D, Insured: AGM State Aid Withholding
4.00%, due 3/15/42	4,250,000	4,300,048
County of Nassau, Limited General Obligation
Series A, Insured: AGM-CR
5.00%, due 1/1/26	5,000,000	5,397,035
County of Suffolk, Public Improvement, Limited General Obligation
Series A, Insured: BAM
4.00%, due 4/1/32	4,030,000	4,236,542
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/37	2,175,000	2,223,711
Series A
5.00%, due 2/15/39	4,700,000	5,062,528
Long Island Power Authority, Electric System, Revenue Bonds
5.00%, due 9/1/37	2,000,000	2,198,679
Series A, Insured: BAM
5.00%, due 9/1/39	8,500,000	8,740,256
Series A
5.00%, due 9/1/44	5,875,000	5,999,102
Series B
5.00%, due 9/1/45	7,570,000	7,946,205
Metropolitan Transportation Authority, Revenue Bonds
Series D-1
5.00%, due 11/15/26	2,285,000	2,367,373
5.00%, due 11/15/35	4,250,000	4,356,225
Series A-1
5.00%, due 11/15/37	1,300,000	1,322,511
Series C
5.00%, due 11/15/38	6,300,000	6,311,900
Series A-1
5.00%, due 11/15/40	4,140,000	4,170,794

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Revenue Bonds
Series C
5.00%, due 11/15/42	$ 8,525,000	$ 8,527,604
Series B
5.00%, due 11/15/43	1,575,000	1,575,760
Series E
5.00%, due 11/15/43	2,250,000	2,253,647
Series C-1
5.25%, due 11/15/29	2,230,000	2,312,444
Series B
5.25%, due 11/15/35	2,370,000	2,407,219
Series D-1
5.25%, due 11/15/44	1,935,000	1,948,601
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/41	2,160,000	2,196,459
Series D-1
5.00%, due 11/15/44	10,450,000	10,830,455
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: BAM
5.00%, due 11/15/44	12,545,000	13,298,687
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 11/15/46	12,290,000	13,621,888
Series A
5.00%, due 11/15/48	5,810,000	6,421,471
Series A
5.00%, due 11/15/49	5,250,000	5,795,731
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series BB-1, Insured: BAM
3.00%, due 6/15/44	18,700,000	15,695,142
Series DD-1
3.00%, due 6/15/50	4,515,000	3,633,129
Series FF-2
4.00%, due 6/15/41	6,975,000	7,010,812
Series AA-2
4.00%, due 6/15/42	3,665,000	3,676,129
Series DD-3
4.00%, due 6/15/42	5,250,000	5,265,057
Series AA-2
4.00%, due 6/15/43	6,200,000	6,214,937
Series AA-2
5.00%, due 6/15/28	1,000,000	1,105,440
Series AA-2
5.00%, due 6/15/29	1,100,000	1,239,994
Series AA-2
5.00%, due 6/15/32	1,000,000	1,206,842

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series AA
5.00%, due 6/15/37	$ 3,750,000	$ 4,048,983
Series AA
5.00%, due 6/15/38	3,750,000	4,041,101
Series FF
5.00%, due 6/15/38	4,565,000	5,010,633
Series EE
5.00%, due 6/15/40	6,905,000	7,462,089
Series EE
5.00%, due 6/15/45	3,750,000	4,193,105
Series DD-1
5.00%, due 6/15/48	3,715,000	3,957,565
Series GG-1
5.00%, due 6/15/48	4,350,000	4,759,231
Series BB
5.00%, due 6/15/49	7,000,000	7,576,727
Series CC-1
5.00%, due 6/15/51	10,955,000	12,034,992
Series AA-1
5.25%, due 6/15/52	5,700,000	6,510,209
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1, Insured: State Aid Withholding
3.00%, due 7/15/49	10,000,000	8,038,341
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/35	4,070,000	4,297,263
Series S-1A, Insured: State Aid Withholding
4.00%, due 7/15/36	3,000,000	3,125,748
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/40	6,600,000	6,677,675
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/33	5,060,000	5,309,460
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/36	8,450,000	8,828,667
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/43	7,130,000	7,464,686
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series A-1
4.00%, due 11/1/37	6,750,000	6,955,538
Series E-1
4.00%, due 2/1/39	6,080,000	6,189,172
Series C-1
4.00%, due 2/1/40	4,250,000	4,299,113
Series C-1
4.00%, due 5/1/40	3,250,000	3,282,925
Series C-1
4.00%, due 11/1/40	8,000,000	8,067,098

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 11/1/42	$ 8,170,000	$ 8,176,692
Series C-3
4.00%, due 5/1/44	11,400,000	11,318,335
Series C-1
4.00%, due 5/1/45	18,500,000	18,287,311
Series E-1
4.00%, due 2/1/46	16,085,000	15,827,285
Series F-1
5.00%, due 5/1/32	3,250,000	3,600,837
Series A-1
5.00%, due 5/1/33	8,475,000	9,137,672
Series A-2
5.00%, due 8/1/33	3,750,000	4,152,303
Series A-2
5.00%, due 8/1/34	6,645,000	7,311,168
Series A-1
5.00%, due 8/1/40	9,800,000	10,663,783
Series E-1
5.00%, due 2/1/43	3,500,000	3,719,290
Series A-1
5.25%, due 8/1/40	7,000,000	8,200,528
Series D-1
5.50%, due 11/1/45	16,200,000	19,003,358
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/36	4,800,000	2,767,526
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	11,125,000	10,179,783
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
4.00%, due 2/15/43	3,250,000	3,225,649
Insured: AGM-CR
4.00%, due 2/15/43	9,500,000	9,340,936
New York Power Authority, Revenue Bonds
Series A
4.00%, due 11/15/55	14,400,000	14,168,166
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
3.00%, due 3/15/39	17,500,000	15,503,854
Series E
3.00%, due 3/15/41	2,250,000	1,931,241
Series A
4.00%, due 3/15/36	2,250,000	2,328,470
Series D
4.00%, due 2/15/37	5,250,000	5,377,505

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/37	$ 4,000,000	$ 4,108,552
Series A
4.00%, due 3/15/37	3,200,000	3,282,186
Series D
4.00%, due 2/15/39	4,750,000	4,814,517
Series A
4.00%, due 3/15/39	17,200,000	17,491,471
Series E
4.00%, due 3/15/39	5,815,000	5,913,541
Series A
4.00%, due 3/15/41	3,180,000	3,195,785
Series E
4.00%, due 3/15/42	8,500,000	8,509,905
Series A
4.00%, due 3/15/43	6,750,000	6,746,514
Series E
4.00%, due 3/15/45	2,550,000	2,528,166
Series E
5.00%, due 3/15/34	3,440,000	3,658,580
Series E
5.00%, due 2/15/35	2,905,000	3,330,994
Series A
5.00%, due 3/15/36	8,500,000	9,511,931
Series A
5.00%, due 3/15/41	3,750,000	4,214,599
Series A
5.00%, due 3/15/46	4,750,000	5,244,078
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/34	5,000	5,740
Series A, Insured: BAM
5.00%, due 10/1/36	3,750,000	4,322,817
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/36	1,000,000	1,090,253
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/40	20,130,000	21,761,792
Series C
5.00%, due 3/15/40	12,600,000	13,621,390
Series E
5.00%, due 3/15/40	4,000,000	4,353,144
Series C
5.00%, due 3/15/41	28,570,000	30,815,131
5.00%, due 3/15/42	4,750,000	5,112,455

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, New York University, Revenue Bonds
Series A, Insured: NATL-RE
5.75%, due 7/1/27	$ 3,200,000	$ 3,444,215
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Revenue Bonds
Series B
3.00%, due 6/15/38	8,100,000	7,513,337
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/39	14,180,000	14,436,991
Series B
4.00%, due 1/1/41	3,750,000	3,743,623
Series B, Insured: AGM
4.00%, due 1/1/50	4,740,000	4,566,477
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	4,650,000	4,630,795
Series A
5.00%, due 1/1/46	4,250,000	4,410,412
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series C
4.125%, due 3/15/57	7,975,000	7,875,320
Series A
5.00%, due 3/15/34	16,050,000	19,490,025
New York State Thruway Authority, Revenue Bonds
Series N
5.00%, due 1/1/34	9,280,000	10,700,203
Series N
5.00%, due 1/1/36	13,910,000	15,663,504
New York State Thruway Authority, Revenue Bonds, Junior Lien
Series A
5.00%, due 1/1/41	5,440,000	5,683,636
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series C
3.00%, due 3/15/40	16,435,000	14,359,841
Series A
3.00%, due 3/15/50	10,960,000	8,657,788
Series E
4.00%, due 3/15/46	2,520,000	2,483,107
Series A
5.00%, due 3/15/30	10,450,000	11,251,838
Series A
5.00%, due 3/15/42	15,250,000	17,125,093
Series C
5.00%, due 3/15/50	4,750,000	5,167,025
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/41	8,500,000	7,427,809

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/42	$ 8,500,000	$ 7,313,585
Series A
4.00%, due 3/15/37	14,250,000	14,593,345
Series A
4.00%, due 3/15/42	8,680,000	8,651,900
Series A
5.00%, due 3/15/36	5,360,000	6,073,156
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
Series A, Insured: AGM-CR
4.00%, due 7/1/31	9,375,000	9,441,087
Series A, Insured: AGM
4.00%, due 7/1/35	10,730,000	10,758,641
Series A, Insured: AGM
4.00%, due 7/1/37	11,770,000	11,744,715
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/27	4,250,000	4,670,665
Insured: AGM-CR
5.00%, due 12/1/28	4,250,000	4,706,589
Insured: AGM-CR
5.00%, due 12/1/29	7,900,000	8,839,893
5.00%, due 12/1/30	1,700,000	1,881,470
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
5.00%, due 12/1/43	13,060,000	14,395,934
5.00%, due 12/1/45	5,640,000	6,189,720
Port Authority of New York & New Jersey, Revenue Bonds
4.00%, due 3/15/30 (b)	16,000,000	16,714,994
Series 222, Insured: BAM
4.00%, due 7/15/39	4,750,000	4,827,086
Series 223
4.00%, due 7/15/39 (b)	2,090,000	2,090,240
Series 221
4.00%, due 7/15/40 (b)	2,750,000	2,737,357
Series 218
4.00%, due 11/1/41 (b)	11,830,000	11,679,506
Series 223
4.00%, due 7/15/46 (b)	4,175,000	4,027,941
Series 185
5.00%, due 9/1/27 (b)	6,200,000	6,364,619
Series 178
5.00%, due 12/1/28 (b)	6,850,000	6,956,992
Series 178
5.00%, due 12/1/32 (b)	4,750,000	4,821,448
Series 178
5.00%, due 12/1/33 (b)	7,600,000	7,713,064

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Port Authority of New York & New Jersey, Revenue Bonds
Series 218
5.00%, due 11/1/44 (b)	$ 2,750,000	$ 2,907,675
Series 234
5.25%, due 8/1/47 (b)	18,635,000	20,528,782
Series 231
5.50%, due 8/1/39 (b)	7,600,000	8,734,286
Series 231
5.50%, due 8/1/47 (b)	18,000,000	20,076,980
Series 231
5.50%, due 8/1/52 (b)	3,415,000	3,790,479
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
5.00%, due 6/1/30	1,880,000	2,020,736
Insured: AGM State Aid Withholding
5.00%, due 6/1/32	2,000,000	2,147,734
State of New York, Unlimited General Obligation
Series A
3.00%, due 3/15/34	2,250,000	2,270,788
Suffolk County Water Authority, Revenue Bonds
3.00%, due 6/1/45	3,875,000	3,366,372
Suffolk County Water Authority, Waterworks, Revenue Bonds
Series A
3.75%, due 6/1/36	15,470,000	15,496,118
Triborough Bridge & Tunnel Authority, Payroll Mobility Tax, Revenue Bonds, Senior Lien
Series C-3
3.00%, due 5/15/51	8,750,000	6,997,399
Series D-2
5.25%, due 5/15/47	22,750,000	25,809,884
Series D-2
5.50%, due 5/15/52	28,550,000	33,345,478
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series C
4.00%, due 11/15/41	10,250,000	10,269,159
Series B
5.00%, due 11/15/35	7,260,000	7,941,266
Series B
5.00%, due 11/15/37	2,850,000	3,080,708
Series A
5.00%, due 11/15/41	4,750,000	5,030,137
Series A
5.00%, due 11/15/42	5,005,000	5,453,325
Series A
5.00%, due 11/15/46	9,695,000	10,396,403
Series A
5.00%, due 11/15/46	2,250,000	2,364,713

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Triborough Bridge & Tunnel Authority, Sales Tax, Revenue Bonds
Series A
5.25%, due 5/15/52	$ 20,750,000	$ 23,421,735
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/34	5,890,000	6,193,528
Series A
5.00%, due 6/1/35	2,365,000	2,473,635
Utility Debt Securitization Authority, Revenue Bonds
Series TE
5.00%, due 12/15/31	2,750,000	2,806,906
Series E-1
5.00%, due 12/15/39	9,500,000	11,131,720
		1,327,908,867
North Carolina 0.1%
North Carolina Housing Finance Agency, Revenue Bonds
Series 49, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	8,500,000	9,472,974
Ohio 0.7%
American Municipal Power, Inc., Prairie State Energy Campus Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 2/15/34	23,160,000	24,722,707
Series A, Insured: BAM
5.00%, due 2/15/33	3,450,000	3,986,797
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
5.00%, due 6/1/36	4,250,000	4,555,779
Clermont County Port Authority, West Clermont Local School District Project, Revenue Bonds
Insured: BAM
5.00%, due 12/1/32	2,200,000	2,340,469
Insured: BAM
5.00%, due 12/1/33	1,335,000	1,419,488
Cleveland-Cuyahoga County Port Authority, Annual Appropriation Bonds, Revenue Bonds
6.00%, due 11/15/25	1,260,000	1,263,750
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds
5.00%, due 1/1/30	210,000	230,300
5.00%, due 1/1/34	360,000	399,591
5.25%, due 1/1/36	495,000	546,882
5.25%, due 1/1/52	2,500,000	2,647,410
Ohio Housing Finance Agency, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.50%, due 9/1/48	2,690,000	2,746,436
Ohio Water Development Authority Water Pollution Control Loan Fund, Green Bond, Revenue Bonds
Series A
4.00%, due 12/1/46	3,020,000	3,044,870

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
University of Cincinnati, Revenue Bonds
Series C
5.00%, due 6/1/46	$ 2,250,000	$ 2,374,971
		50,279,450
Oklahoma 0.3%
Garfield County Educational Facilities Authority, Enid Public Schools Project, Revenue Bonds
Series A
5.00%, due 9/1/28	4,000,000	4,307,380
Series A
5.00%, due 9/1/29	3,620,000	3,895,615
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	2,450,000	2,629,608
5.00%, due 9/1/29	2,120,000	2,267,950
Oklahoma Turnpike Authority, Revenue Bonds, Second Series
Series C
4.00%, due 1/1/42	4,250,000	4,265,141
Weatherford Industrial Trust, Custer County Independent School District No. 26 Weatherford, Revenue Bonds
5.00%, due 3/1/31	1,820,000	2,045,035
5.00%, due 3/1/33	2,000,000	2,236,002
		21,646,731
Oregon 0.2%
Port of Portland, Airport, Revenue Bonds
Series A
5.00%, due 7/1/37 (b)	8,850,000	9,596,017
State of Oregon, Unlimited General Obligation
Series F
5.00%, due 5/1/30	3,800,000	4,125,618
5.00%, due 5/1/42	2,795,000	3,004,510
		16,726,145
Pennsylvania 2.7%
City of Philadelphia, Unlimited General Obligation
Series A
5.00%, due 5/1/32	3,750,000	4,360,915
City of Philadelphia, Water & Wastewater, Revenue Bonds
Series C
5.50%, due 6/1/52	11,400,000	12,841,924
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	5,000,000	5,055,304
Insured: BAM
5.00%, due 6/1/31	8,450,000	9,443,678
Commonwealth Financing Authority, Revenue Bonds
Series B-1, Insured: AGM
5.00%, due 6/1/25	2,250,000	2,378,346
Series C, Insured: AGM
5.197%, due 6/1/26	7,990,000	8,049,568

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Commonwealth of Pennsylvania, Unlimited General Obligation, First Series
Series 1
4.00%, due 4/1/31	$ 9,500,000	$ 9,524,448
Series 1
4.00%, due 4/1/32	20,600,000	20,651,358
Delaware River Port Authority, Revenue Bonds
5.00%, due 1/1/37	11,500,000	11,713,281
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/36	4,215,000	4,256,076
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds
Insured: AGM
5.75%, due 12/31/62 (b)	24,960,000	27,474,106
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
Series B
4.00%, due 8/15/42	5,575,000	5,527,015
4.00%, due 8/15/49	19,890,000	19,246,940
5.00%, due 8/15/49	4,450,000	4,718,568
Pennsylvania Housing Finance Agency, Revenue Bonds
Series A-141
5.75%, due 10/1/53 (c)	6,560,000	7,256,126
Pennsylvania State University (The), Revenue Bonds
Series A
5.00%, due 9/1/48	4,750,000	5,171,849
Pennsylvania Turnpike Commission, Revenue Bonds
5.00%, due 6/1/29	2,265,000	2,419,619
Philadelphia Authority for Industrial Development, St. Joseph's University Project, Revenue Bonds
5.25%, due 11/1/52	3,250,000	3,501,245
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series B
5.25%, due 9/1/40	4,250,000	4,297,837
State Public School Building Authority, Philadelphia Community College, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	4,505,000	4,718,953
State Public School Building Authority, School District of Philadelphia (The), Revenue Bonds
Series A, Insured: AGM State Aid Withholding
5.00%, due 6/1/31	25,475,000	27,307,170
		199,914,326
Puerto Rico 0.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGC-ICC
6.125%, due 7/1/24	290,000	293,603
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, Insured: AGM
3.625%, due 7/1/23	2,865,000	2,851,749
Series UU, Insured: AGC
4.25%, due 7/1/27	2,345,000	2,290,625

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	$ 1,140,000	$ 1,141,150
Series PP, Insured: NATL-RE
5.00%, due 7/1/23	855,000	856,916
Series SS, Insured: NATL-RE
5.00%, due 7/1/23	825,000	826,849
Series UU, Insured: AGM
5.00%, due 7/1/23	2,040,000	2,054,721
Series PP, Insured: NATL-RE
5.00%, due 7/1/24	2,415,000	2,417,947
Series UU, Insured: AGM
5.00%, due 7/1/24	3,915,000	3,943,251
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	500,000	503,608
Series SS, Insured: AGM
5.00%, due 7/1/30	550,000	553,969
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	1,575,000	1,588,521
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	1,470,000	1,489,886
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	1,225,000	1,233,672
Series VV, Insured: NATL-RE
5.25%, due 7/1/34	550,000	554,487
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	290,000	292,093
Series A, Insured: AGM
5.00%, due 8/1/30	1,440,000	1,450,391
Series C, Insured: AGC
5.25%, due 8/1/23	320,000	324,396
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Insured: BHAC-CR
(zero coupon), due 8/1/54	98,098	20,505
		24,688,339
Rhode Island 0.1%
Providence Public Building Authority, Various Capital Projects, Revenue Bonds
Series A, Insured: AGM
5.875%, due 6/15/26	1,285,000	1,288,813
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/26	3,245,000	3,404,252
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series B
5.00%, due 5/15/34	1,095,000	1,245,513
Series B
5.00%, due 5/15/35	1,150,000	1,297,655

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series B
5.00%, due 5/15/36	$ 1,205,000	$ 1,348,706
Series B
5.00%, due 5/15/37	1,265,000	1,406,493
		9,991,432
South Carolina 1.5%
Berkeley County School District, Unlimited General Obligation
Series C, Insured: SCSDE
2.50%, due 3/1/24	4,110,000	4,022,958
City of Columbia, Waterworks & Sewer System, Revenue Bonds
5.25%, due 2/1/52	5,310,000	6,116,662
Patriots Energy Group Financing Agency, Gas Supply, Revenue Bonds
Series A
4.00%, due 10/1/48 (a)	16,520,000	16,628,003
South Carolina Public Service Authority, Revenue Bonds
Series B, Insured: AGM-CR
4.00%, due 12/1/29	4,167,000	4,428,810
Series A, Insured: BAM
4.00%, due 12/1/40	5,450,000	5,494,733
Series A, Insured: AGM-CR
5.00%, due 12/1/31	2,250,000	2,583,535
Series A, Insured: AGM-CR
5.00%, due 12/1/32	8,500,000	9,174,985
Series A, Insured: AGM-CR
5.00%, due 12/1/36	12,750,000	14,262,538
Series E, Insured: AGM
5.00%, due 12/1/52	14,250,000	15,253,070
Series E, Insured: AGM
5.50%, due 12/1/42	9,125,000	10,351,732
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/55	3,000	2,853
Series B
5.00%, due 12/1/51	2,000,000	2,074,550
South Carolina Transportation Infrastructure Bank, Revenue Bonds
Series A
5.00%, due 10/1/36	12,950,000	14,072,867
Sumter Two School Facilities, Inc., Sumter School District Project, Revenue Bonds
Series C, Insured: BAM
5.00%, due 12/1/27	1,100,000	1,175,458
University of South Carolina, Campus Village Project, Revenue Bonds
Series A
4.00%, due 5/1/51	8,605,000	8,529,176
		114,171,930

	Principal Amount	Value
Long-Term Municipal Bonds
South Dakota 0.1%
South Dakota Conservancy District, State Revolving Fund Program, Revenue Bonds
5.00%, due 8/1/37	$ 1,750,000	$ 1,947,274
5.00%, due 8/1/38	2,250,000	2,494,974
South Dakota Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/54 (c)	5,250,000	5,866,972
		10,309,220
Tennessee 0.7%
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
Series A
4.00%, due 1/1/40	4,500,000	4,647,617
Metropolitan Nashville Airport Authority (The), Revenue Bonds (b)
Series B
5.00%, due 7/1/44	10,225,000	10,794,310
Series B
5.00%, due 7/1/54	3,750,000	3,910,325
Series B
5.25%, due 7/1/47	5,250,000	5,706,324
Series B
5.50%, due 7/1/40	2,000,000	2,265,749
Series B
5.50%, due 7/1/41	3,000,000	3,380,741
Series B
5.50%, due 7/1/52	7,000,000	7,706,360
Tennessee Energy Acquisition Corp., Revenue Bonds (a)
Series A-1
(zero coupon), due 5/1/53	9,000,000	9,416,521
4.00%, due 11/1/49	1,250,000	1,256,300
Tennessee Housing Development Agency, Revenue Bonds
4.50%, due 7/1/49	3,745,000	3,837,281
		52,921,528
Texas 6.9%
Aldine Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/31	11,000,000	11,321,941
Argyle Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/47	9,500,000	10,724,112
Austin Independent School District, Unlimited General Obligation
5.00%, due 8/1/43	3,750,000	4,306,687
Bexar County Hospital District, Certificates of Obligation, Limited General Obligation
4.00%, due 2/15/37	3,450,000	3,524,030
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A, Insured: AMBAC
(zero coupon), due 8/15/28	7,100,000	6,055,110

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/34	$ 5,200,000	$ 5,340,122
Series C
5.00%, due 8/15/42	2,135,000	2,169,522
City of Arlington, Special Tax, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.00%, due 2/15/48	7,500,000	7,923,694
City of Austin, Airport System, Revenue Bonds
5.00%, due 11/15/44	4,750,000	4,820,957
Series B
5.00%, due 11/15/48 (b)	11,250,000	11,736,830
5.00%, due 11/15/52	10,750,000	11,326,646
5.25%, due 11/15/47	12,750,000	13,904,273
City of Austin, Electric Utility, Revenue Bonds
5.00%, due 11/15/45	1,995,000	2,070,519
City of Celina, Limited General Obligation
5.00%, due 9/1/47	7,600,000	8,490,804
City of Dallas, Hotel Occupancy Tax, Revenue Bonds
4.00%, due 8/15/36	1,150,000	1,154,246
City of El Paso, Limited General Obligation
Insured: BAM
4.00%, due 8/15/42	16,040,000	16,114,512
City of Georgetown, Utility System, Revenue Bonds
Insured: AGM
5.25%, due 8/15/52	4,700,000	5,203,190
City of Houston, Public Improvement, Limited General Obligation
Series A
5.00%, due 3/1/28	3,445,000	3,809,063
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/31	2,200,000	2,252,262
5.00%, due 9/1/34	1,550,000	1,581,306
City of Lubbock, Electric Light & Power System, Revenue Bonds
4.00%, due 4/15/46	8,150,000	7,960,686
Insured: AGM-CR
4.00%, due 4/15/51	6,290,000	6,293,002
City of San Antonio, Electric & Gas Systems, Revenue Bonds
4.00%, due 2/1/28	2,750,000	2,899,653
Cleburne Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/35	6,000,000	6,388,535
Collin County Community College District, Limited General Obligation
3.50%, due 8/15/37	4,250,000	4,165,660
Dallas Area Rapid Transit, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/1/45	6,980,000	7,652,060

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Dallas Fort Worth International Airport, Revenue Bonds
Series C
0.632%, due 11/1/23	$ 1,705,000	$ 1,653,827
Series B, Insured: BAM
4.00%, due 11/1/35	19,790,000	20,687,655
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Sub. Lien
3.00%, due 3/1/46	6,250,000	5,296,926
Fredericksburg Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/47	7,795,000	8,799,668
Grand Parkway Transportation Corp., Revenue Bonds, First Tier
Series C, Insured: AGM-CR
4.00%, due 10/1/49	21,615,000	21,688,035
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Revenue Bonds
Series A
3.00%, due 10/1/51	11,505,000	8,787,122
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds
Series A
5.00%, due 7/1/38	3,530,000	3,712,083
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.00%, due 11/1/40 (b)	5,750,000	5,658,591
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
Series A
5.00%, due 5/15/50	4,400,000	4,698,931
Insured: AGM-CR
5.00%, due 5/15/51	6,270,000	6,751,494
North Texas Municipal Water District, Sabine Creek Regional Wastewater System, Revenue Bonds
Insured: AGM
4.375%, due 6/1/52	7,200,000	7,316,253
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
3.00%, due 1/1/38	10,600,000	9,293,966
Series A
4.125%, due 1/1/39	2,250,000	2,297,943
Series A
4.125%, due 1/1/40	4,750,000	4,823,971
Series A
5.00%, due 1/1/27	7,270,000	7,420,902
Series A
5.25%, due 1/1/38	6,700,000	7,748,490
North Texas Tollway Authority, Revenue Bonds, Second Tier
Series B
3.00%, due 1/1/51	11,660,000	8,661,404
North Texas Tollway Authority, Revenue Bonds
Series A
5.00%, due 1/1/34	1,400,000	1,458,583

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
North Texas Tollway Authority, Revenue Bonds
Series A
5.00%, due 1/1/35	$ 2,450,000	$ 2,546,517
Series A, Insured: BAM
5.00%, due 1/1/38	8,175,000	8,498,938
Series B
5.00%, due 1/1/45	5,200,000	5,327,624
Prosper Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	4,750,000	5,092,640
San Antonio Water System, Revenue Bonds, Junior Lien
Series B
5.25%, due 5/15/52	42,750,000	47,946,519
Southwest Higher Education Authority, Inc., Southern Methodist University Project, Revenue Bonds
Series A
4.00%, due 10/1/42	3,250,000	3,250,816
State of Texas, Unlimited General Obligation
Series A
3.00%, due 8/1/27	2,075,000	2,091,012
Series A
3.30%, due 10/1/29	10,900,000	10,998,753
Series D
3.40%, due 5/15/31	2,000,000	2,017,480
Series A
5.00%, due 4/1/37	4,525,000	4,822,936
Series B
5.00%, due 8/1/39	2,000,000	2,093,380
Series B
5.00%, due 8/1/41	4,750,000	4,958,969
5.00%, due 4/1/43	7,390,000	7,798,497
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series A
5.00%, due 11/15/24	1,305,000	1,338,454
Series A
5.00%, due 11/15/25	1,370,000	1,426,700
Series A
5.00%, due 11/15/26	1,190,000	1,256,259
Series B
5.00%, due 11/15/46	2,840,000	2,887,911
Tarrant Regional Water District Water Supply System, Revenue Bonds
5.00%, due 3/1/48	4,750,000	5,262,417
Texas Department of Housing & Community Affairs, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA
4.75%, due 1/1/49	15,000	15,417
Texas Department of Housing & Community Affairs, Revenue Bonds
Series B, Insured: GNMA
6.00%, due 3/1/53	11,800,000	13,404,288

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/26	$ 3,200,000	$ 3,357,188
5.00%, due 12/15/27	8,430,000	8,908,518
5.00%, due 12/15/28	3,000,000	3,184,646
5.00%, due 12/15/30	1,085,000	1,158,094
5.00%, due 12/15/31	7,575,000	8,110,526
5.00%, due 12/15/32	2,500,000	2,685,043
Texas Municipal Power Agency, Revenue Bonds
Insured: AGM
3.00%, due 9/1/39	1,200,000	1,055,148
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/30/35	2,300,000	2,318,224
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
4.00%, due 5/1/31	1,000,000	1,032,273
Insured: BAM
4.00%, due 5/1/32	1,295,000	1,335,720
Texas State Technical College, Revenue Bonds
Series A, Insured: AGM
5.50%, due 8/1/42	3,750,000	4,373,287
Texas Water Development Board, State Revolving Fund, Revenue Bonds
5.00%, due 8/1/41	16,440,000	18,821,722
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
Series A
5.00%, due 10/15/45	2,750,000	2,884,461
Town of Prosper, Certificates Of Obligation, Limited General Obligation
4.00%, due 2/15/31	1,235,000	1,321,849
Upper Brushy Creek Water Control and Improvement District, Unlimited General Obligation
3.00%, due 8/15/47	2,885,000	2,332,796
Van Alstyne Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/47	10,400,000	11,803,535
		513,663,823
U.S. Virgin Islands 1.0%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/28	5,000,000	5,230,213
Series A
5.00%, due 10/1/30	11,805,000	12,307,678
Series A
5.00%, due 10/1/32	11,805,000	12,290,550
Series A
5.00%, due 10/1/39	35,670,000	35,721,236
Virgin Islands Public Finance Authority, Revenue Bonds
5.00%, due 9/1/30 (d)	4,700,000	4,842,850

	Principal Amount	Value
Long-Term Municipal Bonds
U.S. Virgin Islands
Virgin Islands Public Finance Authority, Revenue Bonds
Series C, Insured: AGM-CR
5.00%, due 10/1/39	$ 7,575,000	$ 7,688,261
		78,080,788
Utah 2.8%
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A, Insured: BAM
4.00%, due 7/1/41	7,250,000	7,186,802
Series A, Insured: AGM-CR
4.00%, due 7/1/51	10,000,000	9,616,179
Series A
5.00%, due 7/1/31	6,155,000	7,013,686
Series A
5.00%, due 7/1/32	3,750,000	4,264,385
Series A
5.00%, due 7/1/42	11,090,000	11,523,289
Series A, Insured: BAM
5.00%, due 7/1/43	19,305,000	20,251,545
Series A
5.00%, due 7/1/46	4,750,000	5,020,856
Series A
5.00%, due 7/1/47	9,500,000	9,777,524
Series A
5.25%, due 7/1/48	4,710,000	4,938,274
City of Salt Lake City, Public Utilities, Revenue Bonds
5.00%, due 2/1/52	7,975,000	8,903,763
County of Utah, IHC Health Services, Inc., Revenue Bonds
Series A
5.00%, due 5/15/45	3,000,000	3,060,939
Series B
5.00%, due 5/15/46	7,090,000	7,417,429
Intermountain Power Agency, Revenue Bonds
Series A
4.00%, due 7/1/36	9,500,000	10,072,668
Series A
5.00%, due 7/1/32	3,250,000	3,933,655
Series A
5.00%, due 7/1/33	5,950,000	7,167,273
Series A
5.00%, due 7/1/43	2,000,000	2,242,733
Series A
5.00%, due 7/1/45	19,595,000	21,858,579
Park City School District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 2/1/33	3,050,000	3,711,444
State of Utah, Unlimited General Obligation
3.00%, due 7/1/33	5,450,000	5,511,834

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
State of Utah, Build America Bonds, Unlimited General Obligation
Series B
3.539%, due 7/1/25	$ 2,745,409	$ 2,707,303
Utah Board of Higher Education, Revenue Bonds
Series A, Insured: NATL-RE
5.50%, due 4/1/29	5,700,000	6,457,434
Utah Charter School Finance Authority, Syracuse Arts Academy Project, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.00%, due 4/15/42	1,000,000	805,757
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	1,750,000	1,663,558
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series H, Insured: GNMA
4.50%, due 10/21/48	601,411	601,395
Series J, Insured: GNMA
4.50%, due 12/21/48	546,583	546,569
Series A, Insured: GNMA
4.50%, due 1/21/49	1,649,587	1,649,544
Series B, Insured: GNMA
4.50%, due 2/21/49	1,228,707	1,228,675
Insured: GNMA
5.00%, due 7/21/52	14,215,176	14,373,207
Series G-2, Insured: GNMA
5.00%, due 8/21/52	21,180,587	21,604,412
Utah Infrastructure Agency, Revenue Bonds
5.00%, due 10/15/38	1,990,000	2,175,669
5.00%, due 10/15/41	1,925,000	2,092,975
		209,379,355
Vermont 0.3%
University of Vermont and State Agricultural College, Revenue Bonds
4.125%, due 10/1/45	4,350,000	4,352,228
5.00%, due 10/1/40	14,000,000	14,549,535
		18,901,763
Virginia 0.4%
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
3.75%, due 7/1/50	3,750,000	3,559,239
4.00%, due 7/1/45	4,750,000	4,774,489
Fairfax County Industrial Development Authority, Inova Health System Project, Revenue Bonds
3.50%, due 5/15/39	5,150,000	4,952,442
Hampton Roads Transportation Accountability Commission, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/45	4,750,000	5,280,802
Northern Virginia Transportation Authority, Revenue Bonds
5.00%, due 6/1/33	2,000,000	2,062,790

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Virginia Commonwealth Transportation Board, Revenue Bonds
5.00%, due 9/15/23	$ 8,500,000	$ 8,638,458
		29,268,220
Washington 2.1%
County of King, Limited General Obligation
5.00%, due 1/1/37	4,125,000	4,586,477
Energy Northwest, Bonneville Power Administration, Revenue Bonds
Series C
5.00%, due 7/1/28	11,400,000	11,844,216
Series A
5.00%, due 7/1/35	4,250,000	4,939,172
Series A
5.00%, due 7/1/35	3,250,000	3,427,806
Series A
5.00%, due 7/1/36	6,100,000	7,219,813
Pierce County School District No. 402, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 12/1/35	5,000,000	5,421,833
Port of Seattle, Revenue Bonds (b)
5.00%, due 4/1/27	6,835,000	7,398,802
5.00%, due 7/1/28	8,500,000	8,570,214
5.00%, due 7/1/29	6,585,000	6,638,032
Series C
5.00%, due 4/1/30	2,000,000	2,056,678
Series C
5.00%, due 4/1/31	3,460,000	3,556,353
Series C
5.00%, due 4/1/32	3,000,000	3,081,579
Series C
5.00%, due 4/1/34	4,400,000	4,507,431
Port of Seattle, Intermediate Lien, Revenue Bonds (b)
Series C
5.00%, due 5/1/37	3,750,000	3,941,054
Series C
5.00%, due 8/1/38	8,965,000	9,749,251
Southwest Suburban Sewer District, Revenue Bonds
Series A
3.00%, due 5/1/29	2,050,000	2,054,935
State of Washington, Motor Fuel Tax, Unlimited General Obligation
Series R-2013D
4.00%, due 7/1/29	5,700,000	5,739,829
Series E
5.00%, due 2/1/33	10,970,000	11,261,516
State of Washington, Various Purpose, Unlimited General Obligation
Series R-C
4.00%, due 8/1/36	3,250,000	3,447,485

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
State of Washington, Various Purpose, Unlimited General Obligation
Series C
5.00%, due 2/1/29	$ 5,900,000	$ 6,848,741
Series D
5.00%, due 2/1/30	8,145,000	8,367,149
Series A-1
5.00%, due 8/1/35	4,700,000	5,601,638
Series A
5.00%, due 8/1/40	4,250,000	4,730,666
Series A
5.00%, due 8/1/44	5,700,000	6,330,855
Series A
5.00%, due 8/1/44	7,100,000	8,058,470
State of Washington, Unlimited General Obligation
Series B
5.00%, due 2/1/29	4,750,000	5,513,817
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	1,105,000	1,132,410
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds
Series 1N
4.00%, due 6/1/49	190,000	192,181
		156,218,403
Wisconsin 0.4%
County of Milwaukee, Unlimited General Obligation
Series A
3.00%, due 12/1/25	2,515,000	2,526,081
State of Wisconsin, Unlimited General Obligation
Series A
5.00%, due 5/1/24	3,580,000	3,697,212
State of Wisconsin Environmental Improvement Fund, Clean Water Fund Leveraged Loan Portfolio, Revenue Bonds
Series A
5.00%, due 6/1/35	8,750,000	9,996,803
Waunakee Community School District, Unlimited General Obligation
3.25%, due 4/1/28	13,000,000	13,025,112
		29,245,208
Wyoming 0.1%
Wyoming Community Development Authority, Revenue Bonds
Series 1, Insured: GNMA / FNMA / FHLMC
5.75%, due 6/1/53 (c)	5,200,000	5,751,848
Total Long-Term Municipal Bonds (Cost $6,819,651,783)		6,984,247,305

	Principal Amount	Value
Short-Term Municipal Notes 4.8%
Alabama 0.6%
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
2.01%, due 10/1/52 (e)	$ 43,700,000	$ 41,881,197
California 0.6%
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series A-2
4.831%, due 12/1/53 (e)	14,250,000	14,592,391
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Revenue Bonds
Series A
3.65%, due 1/1/50 (b)(d)(e)	10,000,000	9,999,838
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series C
1.80%, due 7/1/47 (e)	12,850,000	12,775,096
Modesto Irrigation District, Domestic Water Project, Revenue Bonds
Series F, Insured: NATL-RE
3.77%, due 9/1/27 (e)	7,100,000	7,083,682
		44,451,007
Georgia 1.6%
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds, First Series
1.50%, due 11/1/62 (b)(e)	24,000,000	24,000,000
Development Authority of Appling County, Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/38 (e)	2,500,000	2,386,160
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds, First Series
Series 1
1.45%, due 7/1/49 (e)	42,810,000	42,810,000
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds (e)
1.55%, due 11/1/48	38,935,000	38,935,000
1.75%, due 11/1/52	4,700,000	4,700,000
Development Authority of Burke County (The), Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/40 (e)	6,315,000	6,027,440
Development Authority of Monroe County (The), Oglethorpe Power Corp. Scherer Project, Revenue Bonds
Series A
1.50%, due 1/1/39 (e)	3,250,000	3,102,008
		121,960,608
Indiana 0.4%
Indiana Finance Authority, Republic Services, Inc., Revenue Bonds (b)(e)
Series A
3.40%, due 5/1/34	11,500,000	11,500,646
3.40%, due 12/1/37	20,500,000	20,501,152
		32,001,798

	Principal Amount	Value
Short-Term Municipal Notes
Kentucky 0.4%
Kentucky Economic Development Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
3.40%, due 4/1/31 (b)(e)	$ 4,120,000	$ 4,120,232
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (e)
Series A-2
4.081%, due 8/1/52	18,960,000	18,102,136
Series C-2
4.227%, due 12/1/49	5,750,000	5,765,258
		27,987,626
New Jersey 0.3%
New Jersey Turnpike Authority, Revenue Bonds
Series D-1
3.758%, due 1/1/24 (e)	22,000,000	22,097,071
New York 0.4%
Metropolitan Transportation Authority, Revenue Bonds
Series D-2B, Insured: AGM
3.431%, due 11/1/32 (e)	24,100,000	24,189,867
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B-4A
3.261%, due 1/1/32 (e)	2,440,000	2,418,225
		26,608,092
Texas 0.5%
Alvin Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
0.45%, due 2/15/36 (e)	4,250,000	4,181,902
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.838%, due 9/15/27 (e)	35,980,000	35,644,216
		39,826,118
Total Short-Term Municipal Notes (Cost $359,994,236)		356,813,517
Total Investments (Cost $7,179,646,019)	98.1%	7,341,060,822
Other Assets, Less Liabilities	1.9	142,602,466
Net Assets	100.0%	$ 7,483,663,288

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2023.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Delayed delivery security.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Futures Contracts
As of January 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(3,200)	March 2023	$ (383,514,423)	$ (387,850,000)	$ (4,335,577)
U.S. Treasury Long Bonds	(1,075)	March 2023	(135,341,162)	(139,615,625)	(4,274,463)
Net Unrealized Depreciation					$ (8,610,040)

1.	As of January 31, 2023, cash in the amount of $13,315,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2023.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
ICC—Insured Custody Certificates
MN CRED PROG—Minnesota State Credit Enhancement Program
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SCSDE—South Carolina State Department of Education
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 6,984,247,305	$ —	$ 6,984,247,305
Short-Term Municipal Notes	—	356,813,517	—	356,813,517
Total Municipal Bonds	—	7,341,060,822	—	7,341,060,822
Total Investments in Securities	$ —	$ 7,341,060,822	$ —	$ 7,341,060,822
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (8,610,040)	$ —	$ —	$ (8,610,040)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay U.S. Infrastructure Bond Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 92.8%
Corporate Bonds 2.9%
Commercial Services 1.9%
Emory University
Series 2020
2.143%, due 9/1/30	$ 4,240,000	$ 3,607,022
J Paul Getty Trust (The)
Series 2021
0.391%, due 1/1/24	5,000,000	4,804,278
Johns Hopkins University
Series A
4.705%, due 7/1/32	925,000	956,984
Yale University
Series 2020
1.482%, due 4/15/30	1,583,000	1,307,032
		10,675,316
Healthcare-Services 1.0%
CommonSpirit Health
6.073%, due 11/1/27	4,750,000	4,952,097
Sun Health Services
Series 19B
2.98%, due 11/15/27	785,000	737,053
		5,689,150
Total Corporate Bonds (Cost $15,992,297)		16,364,466
Municipal Bonds 89.9%
Alabama 2.2%
Alabama Federal Aid Highway Finance Authority Revenue Bonds
Series B
1.727%, due 9/1/28	10,000,000	8,781,794
Series B
1.856%, due 9/1/29	2,160,000	1,865,446
City of Huntsville, Water System Revenue Bonds
Series B
1.187%, due 11/1/27	1,000,000	864,881
Water Works Board of the City of Birmingham (The) Revenue Bonds, Senior Lien
1.613%, due 1/1/29	1,250,000	1,056,173
		12,568,294
Arizona 0.6%
Arizona Industrial Development Authority, Voyager Foundation Inc., Project Revenue Bonds
Series 2020
3.65%, due 10/1/29	1,115,000	1,008,316

	Principal Amount	Value
Municipal Bonds
Arizona
Arizona Industrial Development Authority, Voyager Foundation Inc., Project Revenue Bonds
Series 2020
3.90%, due 10/1/34	$ 1,900,000	$ 1,631,047
City of Scottsdale Unlimited General Obligation
1.339%, due 7/1/30	1,000,000	822,107
		3,461,470
California 20.9%
Anaheim Public Financing Authority, Convention Center Expansion Revenue Bonds
Series A, Insured: AGM
2.971%, due 7/1/33	2,800,000	2,350,537
California Community Choice Financing Authority, Clean Energy Project, Green Bond Revenue Bonds
Series B-1
4.00%, due 2/1/52 (a)	4,595,000	4,660,807
California Community Choice Financing Authority, Clean Energy Project Revenue Bonds
Series A-1
4.00%, due 5/1/53 (a)	5,405,000	5,490,790
California Educational Facilities Authority, Chapman University Revenue Bonds
Series A
3.661%, due 4/1/33	3,300,000	3,024,112
California Health Facilities Financing Authority Revenue Bonds, Senior Lien
1.829%, due 6/1/29	2,500,000	2,129,781
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds
Series A
1.466%, due 10/1/28	3,605,000	3,090,224
California Infrastructure & Economic Development Bank, J. David Gladstone Institutes (The) Revenue Bonds
3.20%, due 10/1/29	1,785,000	1,610,198
California Municipal Finance Authority, Harvey Mudd College Revenue Bonds
2.262%, due 12/1/30	1,520,000	1,298,615
California State University, Systemwide Revenue Bonds
Series B
1.674%, due 11/1/29	2,710,000	2,283,885
Series D
1.69%, due 11/1/29	1,110,000	936,493
Series B
1.994%, due 11/1/32	1,000,000	800,915

	Principal Amount	Value
Municipal Bonds
California
California Statewide Communities Development Authority, Front Porch Communities & Services Revenue Bonds
Series B
2.14%, due 4/1/30	$ 5,395,000	$ 4,333,117
Series B
2.34%, due 4/1/32	1,975,000	1,515,186
Series B
2.51%, due 4/1/34	2,500,000	1,842,915
Central Basin Municipal Water District Revenue Bonds
Series B, Insured: BAM
3.56%, due 8/1/33	1,345,000	1,217,643
City of Los Angeles, Department of Airports Revenue Bonds
Series C
1.613%, due 5/15/30	1,000,000	813,439
City of Los Angeles, Department of Airports Customer Facility Charge Revenue Bonds
Series A, Insured: AGM
3.258%, due 5/15/30	2,620,000	2,391,786
Contra Costa Community College District Unlimited General Obligation
1.75%, due 8/1/28	1,500,000	1,303,053
Cupertino Union School District Unlimited General Obligation
2.65%, due 8/1/31	1,000,000	876,810
East Bay Municipal Utility District, Wastewater System Revenue Bonds
Series B
5.026%, due 6/1/32	2,000,000	2,075,677
Foothill-De Anza Community College District, Election of 2006 Unlimited General Obligation
Series E
2.896%, due 8/1/31	1,025,000	918,471
Glendale Community College District Unlimited General Obligation
2.268%, due 8/1/30	1,500,000	1,282,086
Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue Bonds
Series B, Insured: State Appropriations
1.60%, due 6/1/26	2,100,000	1,908,154
Long Beach Community College District Unlimited General Obligation
Series H
2.387%, due 8/1/29	1,695,000	1,489,514
Los Angeles Community College District Unlimited General Obligation
2.106%, due 8/1/32	3,000,000	2,502,734

	Principal Amount	Value
Municipal Bonds
California
Los Angeles Community College District, Election 2008 Unlimited General Obligation
Series B
7.53%, due 8/1/29	$ 10,000,000	$ 11,534,551
Marin Community College District, Election of 2016 Unlimited General Obligation
Series A-1
3.272%, due 8/1/27	1,425,000	1,378,515
Oxnard Financing Authority Revenue Bonds
Series B
6.819%, due 6/1/30	7,500,000	8,079,929
Port of Oakland Revenue Bonds, Senior Lien
Series R
1.949%, due 5/1/28	6,260,000	5,495,878
Series R
2.099%, due 5/1/30	1,005,000	843,721
San Diego Community College District Unlimited General Obligation
1.633%, due 8/1/27	2,290,000	2,056,338
2.113%, due 8/1/31	3,000,000	2,546,052
San Francisco City & County Public Utilities Commission, Wastewater Revenue Bonds
Series B
5.60%, due 10/1/30	6,620,000	7,036,281
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, Third Lien
Series A, Insured: AGM
2.543%, due 8/1/30	2,000,000	1,712,954
Series A, Insured: AGM
2.643%, due 8/1/31	1,780,000	1,506,432
San Joaquin Delta Community College District Unlimited General Obligation
1.426%, due 8/1/27	2,500,000	2,219,127
1.874%, due 8/1/29	1,785,000	1,542,317
San Jose Evergreen Community College District Unlimited General Obligation
1.676%, due 9/1/28	1,120,000	982,797
San Jose Unified School District Unlimited General Obligation
1.847%, due 8/1/33	1,685,000	1,297,696
Santa Monica-Malibu Unified School District Unlimited General Obligation
1.51%, due 7/1/30	2,510,000	2,038,356

	Principal Amount	Value
Municipal Bonds
California
Silicon Valley Clean Water Revenue Bonds
Series A
1.962%, due 8/1/31	$ 1,000,000	$ 827,217
State of California, Various Purpose Unlimited General Obligation
3.00%, due 11/1/31	5,500,000	4,976,771
4.50%, due 4/1/33	4,000,000	4,014,506
5.25%, due 10/1/31	4,000,000	4,266,516
State of California Department of Water Resources, Central Valley Project Revenue Bonds
Series BC
1.16%, due 12/1/27	2,180,000	1,884,312
Vacaville Unified School District Unlimited General Obligation
1.639%, due 8/1/29	2,000,000	1,686,445
		120,073,653
Colorado 1.0%
City & County of Denver, Airport System Revenue Bonds
Series C
2.237%, due 11/15/30	3,200,000	2,718,724
Colorado Bridge Enterprise, Central 70 Project Revenue Bonds
Series A
2.543%, due 12/31/32	3,670,000	3,226,871
		5,945,595
Connecticut 2.1%
State of Connecticut Unlimited General Obligation
Series A
2.677%, due 7/1/30	3,805,000	3,389,294
Series A
3.85%, due 9/15/27	3,250,000	3,220,959
Series A
5.85%, due 3/15/32	3,935,000	4,299,889
Town of Stratford Unlimited General Obligation
Series B, Insured: BAM
1.811%, due 8/1/28	1,000,000	879,035
		11,789,177
District of Columbia 0.3%
District of Columbia Revenue Bonds
Series B
3.759%, due 7/1/29	1,870,000	1,804,086

	Principal Amount	Value
Municipal Bonds
Florida 3.3%
County of Broward, Airport System Revenue Bonds
Series C
2.504%, due 10/1/28	$ 2,360,000	$ 2,119,441
County of Broward, Convention Center Hotel Revenue Bonds, First Tier
4.00%, due 1/1/41	2,150,000	2,243,805
County of Miami-Dade, Transit System Revenue Bonds
Series B
1.25%, due 7/1/27	3,000,000	2,641,154
County of Miami-Dade Unlimited General Obligation
Series B
2.00%, due 7/1/28	2,500,000	2,202,320
County of Miami-Dade, Aviation Revenue Bonds
Series B
2.137%, due 10/1/28	1,000,000	876,711
Series B
2.287%, due 10/1/29	1,000,000	864,184
Series B
3.135%, due 10/1/27	1,835,000	1,723,469
Series B
3.406%, due 10/1/32	1,500,000	1,340,044
Florida Development Finance Corp., UF Health Jacksonville Project Revenue Bonds
Series B, Insured: AGM
3.223%, due 2/1/32	5,500,000	4,743,341
		18,754,469
Guam 1.8%
Antonio B Won Pat International Airport Authority Revenue Bonds
Series A
2.499%, due 10/1/25	1,180,000	1,100,488
Series A
2.899%, due 10/1/27	825,000	740,996
Series A
3.099%, due 10/1/28	765,000	678,541
Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds
Series B
2.75%, due 7/1/30	6,500,000	5,598,804
Series B
3.25%, due 7/1/34	2,000,000	1,681,693

	Principal Amount	Value
Municipal Bonds
Guam
Port Authority of Guam Revenue Bonds
Series C
4.532%, due 7/1/27	$ 500,000	$ 490,417
		10,290,939
Hawaii 0.5%
City & County of Honolulu Unlimited General Obligation
Series D
3.068%, due 10/1/30	1,980,000	1,811,690
Series A
5.668%, due 12/1/30	1,000,000	1,083,068
		2,894,758
Idaho 0.3%
Idaho Housing & Finance Association, Gem Prep: Meridian Project Revenue Bonds
Series A, Insured: School Bond Guaranty
4.00%, due 5/1/42	1,820,000	1,729,637
Illinois 5.9%
Chicago Board of Education Unlimited General Obligation
Series C, Insured: BAM
6.319%, due 11/1/29	2,000,000	2,122,053
City of Chicago Unlimited General Obligation
Series A
5.00%, due 1/1/33	6,340,000	6,816,791
Series B, Insured: AGM-CR
7.375%, due 1/1/33	1,200,000	1,360,610
City of Chicago Heights Unlimited General Obligation
Series A, Insured: BAM
7.25%, due 12/1/34 (b)	3,815,000	4,512,701
County of Cook Unlimited General Obligation
Series C
5.79%, due 11/15/29	1,290,000	1,326,704
Sales Tax Securitization Corp. Revenue Bonds
Series C
3.23%, due 1/1/28	2,160,000	2,041,666
Series B
3.422%, due 1/1/32	3,000,000	2,743,853

	Principal Amount	Value
Municipal Bonds
Illinois
State of Illinois, Sales Tax Revenue Bonds, Junior Lien
Series B
2.159%, due 6/15/29	$ 2,500,000	$ 2,110,517
Series B
2.509%, due 6/15/32	1,000,000	804,040
State of Illinois, Sales Tax Revenue Bonds
3.45%, due 6/15/29	3,170,000	2,896,641
State of Illinois Unlimited General Obligation
Insured: AGM-CR
5.10%, due 6/1/33	3,000,000	2,973,342
State of Illinois, Build America Bonds Unlimited General Obligation
Series 5
7.35%, due 7/1/35	1,782,857	1,923,596
Will Grundy Etc Counties Community College District No. 525 Unlimited General Obligation
2.45%, due 6/1/37	3,100,000	2,275,778
		33,908,292
Indiana 1.2%
Indianapolis Local Public Improvement Bond Bank Revenue Bonds
Series G-3
5.04%, due 1/1/29	1,115,000	1,132,129
Series A-2
5.854%, due 1/15/30	5,325,000	5,592,445
		6,724,574
Kentucky 0.8%
Kenton County Airport Board, Customer Facility Charge Revenue Bonds
4.489%, due 1/1/39	3,800,000	3,489,399
Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds
Series B, Insured: AGM
4.255%, due 12/1/34	1,000,000	914,854
		4,404,253
Louisiana 2.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Utilities Restoration Corp. Project Revenue Bonds
Series A
4.145%, due 2/1/33	5,335,000	5,191,819
5.197%, due 9/1/39	4,000,000	4,039,633

	Principal Amount	Value
Municipal Bonds
Louisiana
State of Louisiana Revenue Bonds
Series A
1.542%, due 6/15/29	$ 1,900,000	$ 1,592,963
State of Louisiana Unlimited General Obligation
Series C-1
1.864%, due 6/1/32	1,670,000	1,330,450
		12,154,865
Maryland 2.1%
County of Montgomery Unlimited General Obligation
Series C
1.45%, due 11/1/30	4,455,000	3,635,329
Maryland State Transportation Authority Revenue Bonds
Series B
5.604%, due 7/1/30	3,000,000	3,132,263
University System of Maryland Revenue Bonds
Series B
1.34%, due 4/1/29	6,415,000	5,427,671
		12,195,263
Massachusetts 5.4%
Commonwealth of Massachusetts Limited General Obligation
Series E
1.52%, due 11/1/30	2,000,000	1,624,880
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.68%, due 7/15/26	2,500,000	2,455,473
Series A
3.68%, due 1/15/27	5,000,000	4,893,588
Series A
3.881%, due 1/15/31	5,000,000	4,805,985
Commonwealth of Massachusetts, Build America Bonds Limited General Obligation
Series A
4.91%, due 5/1/29	3,805,000	3,923,976
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds
Series B
2.235%, due 7/1/31	7,795,000	6,645,622

	Principal Amount	Value
Municipal Bonds
Massachusetts
Massachusetts Development Finance Agency, Lesley University Revenue Bonds
Series B
3.165%, due 7/1/32	$ 1,705,000	$ 1,477,583
Massachusetts Port Authority Revenue Bonds
Series C
1.579%, due 7/1/30	1,125,000	919,702
Massachusetts Water Resources Authority Revenue Bonds
Series C
1.70%, due 8/1/28	1,250,000	1,101,388
Series C
1.94%, due 8/1/30	1,500,000	1,278,718
Series C
2.09%, due 8/1/31	1,055,000	891,613
Series F
2.223%, due 8/1/27	1,050,000	969,675
		30,988,203
Michigan 0.7%
Michigan Finance Authority, Local Government Loan Program Revenue Bonds
Series C-1, Insured: State Aid Direct Deposit
3.585%, due 11/1/35	1,000,000	888,577
Series E, Insured: State Aid Direct Deposit
8.369%, due 11/1/35	715,000	876,852
Michigan State Building Authority Revenue Bonds
Series II
1.812%, due 10/15/31	2,000,000	1,603,605
Series II
1.912%, due 10/15/32	1,000,000	792,848
		4,161,882
Minnesota 0.2%
Western Minnesota Municipal Power Agency Revenue Bonds
Series A
2.595%, due 1/1/29	1,000,000	918,614
Mississippi 0.8%
State of Mississippi Unlimited General Obligation
Series B
1.699%, due 6/1/29	2,935,000	2,503,200
Series B
1.849%, due 6/1/30	1,400,000	1,176,740

	Principal Amount	Value
Municipal Bonds
Mississippi
State of Mississippi Unlimited General Obligation
Series E
1.887%, due 10/1/29	$ 1,000,000	$ 856,375
		4,536,315
Missouri 0.5%
City of Kansas City Revenue Bonds
Series B
1.802%, due 4/1/27	3,130,000	2,790,810
Nebraska 0.4%
City of Lincoln, Electric System Revenue Bonds
Series B
1.499%, due 9/1/30	3,000,000	2,447,988
New Hampshire 0.2%
State of New Hampshire, Build America Bonds Unlimited General Obligation
Series C
4.25%, due 6/1/28	1,010,000	1,007,117
New Jersey 3.6%
New Jersey Economic Development Authority Revenue Bonds
Series A
4.984%, due 3/1/27	1,750,000	1,764,292
Series A
5.064%, due 3/1/28	3,500,000	3,537,851
New Jersey Turnpike Authority Revenue Bonds
Series B
1.483%, due 1/1/28	2,000,000	1,754,898
Series B
1.713%, due 1/1/29	3,235,000	2,795,657
Series B
4.25%, due 1/1/43	5,000,000	5,147,500
State of New Jersey Unlimited General Obligation
Series A
2.30%, due 6/1/27	1,000,000	921,764
Series A, Insured: BAM
2.90%, due 6/1/33	5,180,000	4,548,591
		20,470,553

	Principal Amount	Value
Municipal Bonds
New York 9.4%
Brookhaven Local Development Corp., Long Island Community Hospital Project Revenue Bonds
Series B
4.50%, due 10/1/25	$ 2,045,000	$ 2,023,127
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation Revenue Bonds
Series B, Insured: AGM-CR
6.00%, due 10/1/30	1,855,000	1,973,181
City of New York Unlimited General Obligation
Series D
1.723%, due 8/1/29	1,300,000	1,099,167
Series D-2
1.75%, due 3/1/30	2,450,000	2,043,913
Series C-3
2.36%, due 8/1/31	2,000,000	1,683,211
Nassau County Interim Finance Authority Revenue Bonds
Series B
1.459%, due 11/15/29	4,950,000	4,068,762
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series C-2
1.55%, due 5/1/28	1,000,000	861,914
Series B-3
3.00%, due 11/1/33	1,000,000	856,818
Series C-3
3.35%, due 11/1/30	4,000,000	3,671,202
Series D-3
5.65%, due 11/1/35	6,000,000	6,383,556
New York State Environmental Facilities Corp., Municipal Water Finance Authority Project Revenue Bonds
Series B
3.166%, due 6/15/27	2,750,000	2,641,238
Series B
3.716%, due 6/15/32	2,000,000	1,908,294
New York State Urban Development Corp., Sales Tax Revenue Bonds
Series B
1.75%, due 3/15/28	3,580,000	3,139,984
New York State Urban Development Corp., Personal Income Tax Revenue Bonds
Series B
1.777%, due 3/15/28	3,500,000	3,066,742
Series D
3.27%, due 3/15/28	5,000,000	4,718,851
Series B
3.32%, due 3/15/29	4,990,000	4,665,606

	Principal Amount	Value
Municipal Bonds
New York
State of New York Unlimited General Obligation
Series B
2.45%, due 2/15/28	$ 2,810,000	$ 2,580,581
Series B
3.30%, due 2/15/28	1,155,000	1,104,767
State of New York, Build America Bonds Unlimited General Obligation
Series C
5.54%, due 3/1/30	5,000,000	5,340,087
		53,831,001
North Carolina 0.4%
County of Guilford, Public Improvement Unlimited General Obligation
Series B
5.361%, due 8/1/28	2,250,000	2,375,719
Ohio 1.9%
JobsOhio Beverage System Revenue Bonds, Senior Lien
4.433%, due 1/1/33	2,605,000	2,605,619
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group Revenue Bonds
5.25%, due 1/1/42	2,000,000	2,151,009
Ohio State University (The), General Receipts Revenue Bonds
Series B
3.673%, due 6/1/33	1,000,000	950,561
State of Ohio, Build America Bonds Unlimited General Obligation
Series B
5.462%, due 9/1/30	2,000,000	2,155,975
Summit County Development Finance Authority, Franciscan University of Steubenville Project Revenue Bonds
Series B
5.125%, due 11/1/48	1,000,000	973,096
Series A
6.00%, due 11/1/48 (b)	1,750,000	1,806,606
		10,642,866
Oklahoma 0.2%
Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds
Series B, Insured: AGM
2.251%, due 1/1/32	1,300,000	1,070,091

	Principal Amount	Value
Municipal Bonds
Oregon 2.1%
Metro Unlimited General Obligation
3.10%, due 6/1/31	$ 1,000,000	$ 901,765
Oregon State Lottery Revenue Bonds
Series B
1.641%, due 4/1/28	9,500,000	8,413,513
Series B
3.487%, due 4/1/28	2,210,000	2,145,227
State of Oregon Unlimited General Obligation
Series C
1.975%, due 5/1/31	1,000,000	825,735
		12,286,240
Pennsylvania 2.0%
Authority Improvement Municipalities, Carlow University Revenue Bonds
Series B
5.00%, due 11/1/53	1,000,000	721,044
City of Philadelphia Unlimited General Obligation
Series B, Insured: AGM
1.618%, due 7/15/29	2,505,000	2,082,865
Series B, Insured: AGM
1.738%, due 7/15/30	2,250,000	1,832,359
City of Philadelphia, Water & Wastewater Revenue Bonds
Series B
2.034%, due 11/1/31	1,000,000	803,023
Commonwealth of Pennsylvania Unlimited General Obligation
Series 1
2.05%, due 8/1/31	4,000,000	3,358,997
County of Allegheny Unlimited General Obligation
Series C-79
1.786%, due 11/1/30	1,000,000	830,323
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue Bonds
Series B
3.596%, due 9/15/30	2,000,000	1,891,093
		11,519,704

	Principal Amount	Value
Municipal Bonds
Rhode Island 2.1%
State of Rhode Island Unlimited General Obligation
Series B
4.79%, due 8/1/31	$ 4,000,000	$ 4,100,020
Series B
4.90%, due 8/1/32	7,445,000	7,702,766
		11,802,786
Tennessee 0.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project Revenue Bonds
Series B
4.409%, due 10/1/34	1,280,000	1,129,208
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue Bonds
Series B
1.881%, due 7/1/30	1,000,000	833,553
		1,962,761
Texas 6.2%
City of Austin, Rental Car Special Facility Revenue Bonds
Insured: AGM
1.475%, due 11/15/28	1,750,000	1,464,359
City of Austin, Airport System Revenue Bonds
5.00%, due 11/15/38	2,000,000	2,207,174
City of Corpus Christi, Utility System Revenue Bonds, Junior Lien
Series B
2.166%, due 7/15/32	2,500,000	2,056,608
City of Dallas, Waterworks & Sewer System Revenue Bonds
Series B
3.648%, due 10/1/30	2,000,000	1,909,194
Series B
3.748%, due 10/1/31	1,000,000	955,782
City of Houston, Airport System Revenue Bonds, Sub. Lien
Series C
2.485%, due 7/1/32	1,470,000	1,221,102
City of Houston, Combined Utility System Revenue Bonds, First Lien
Series B
3.828%, due 5/15/28	2,575,000	2,519,272

	Principal Amount	Value
Municipal Bonds
Texas
Dallas Area Rapid Transit Revenue Bonds, Senior Lien
Series D
1.678%, due 12/1/28	$ 1,000,000	$ 862,826
Series D
1.828%, due 12/1/29	3,600,000	3,058,365
Dallas Area Rapid Transit Revenue Bonds
Series C
1.946%, due 12/1/31	1,730,000	1,419,903
Dallas Fort Worth International Airport Revenue Bonds
Series A
2.354%, due 11/1/27	2,155,000	1,966,241
Series A
2.454%, due 11/1/29	1,000,000	881,691
Love Field Airport Modernization Corp. Revenue Bonds
Insured: AGM
4.00%, due 11/1/40 (c)	5,090,000	5,009,083
Metropolitan Transit Authority of Harris County Revenue Bonds
Series A
2.499%, due 11/1/34	1,000,000	823,199
North Texas Tollway Authority Revenue Bonds, First Tier
Series B
1.827%, due 1/1/29	3,300,000	2,829,536
State of Texas Unlimited General Obligation
2.526%, due 10/1/31	4,000,000	3,472,849
Texas Transportation Commission State Highway Fund Revenue Bonds, First Tier
Series B
5.178%, due 4/1/30	3,030,000	3,155,379
		35,812,563
U.S. Virgin Islands 1.0%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds
Series B
6.00%, due 10/1/25	5,875,000	5,920,233
Utah 0.6%
County of Salt Lake, Convention Hotel Revenue Bonds
5.25%, due 10/1/34 (b)	3,610,000	3,380,664

	Principal Amount	Value
Municipal Bonds
Virginia 3.2%
City of Alexandria Unlimited General Obligation
1.50%, due 6/15/30	$ 3,000,000	$ 2,478,697
City of Norfolk Unlimited General Obligation
Insured: State Aid Withholding
1.804%, due 10/1/31	6,910,000	5,652,055
Farmville Industrial Development Authority, Longwood University Student Housing Project Revenue Bonds
Series B
5.00%, due 1/1/34	2,000,000	1,910,770
Hampton Roads Sanitation District Revenue Bonds
Series B
5.814%, due 11/1/29	4,775,000	5,039,517
Virginia Commonwealth Transportation Board, Build America Bonds Revenue Bonds
Series A-2, Insured: State Appropriations
5.35%, due 5/15/35	1,255,000	1,310,555
Virginia Small Business Financing Authority, 95 Express Lanes LLC Revenue Bonds, Senior Lien
4.00%, due 1/1/39 (c)	2,000,000	1,938,451
		18,330,045
Washington 2.3%
County of King, Sewer Revenue Bonds
Series B
1.30%, due 1/1/28	2,140,000	1,876,245
Energy Northwest, Bonneville Power Administration Revenue Bonds
Series B
2.166%, due 7/1/32	2,740,000	2,233,034
Port of Seattle, Intermediate Lien Revenue Bonds
Series C
3.913%, due 8/1/30	2,200,000	2,109,218
Spokane Public Facilities District, Sales & Lodging tax Revenue Bonds
Series B
1.996%, due 12/1/30	1,950,000	1,642,103
University of Washington Revenue Bonds
Series B
1.192%, due 4/1/28	3,450,000	2,959,269

	Principal Amount	Value
Municipal Bonds
Washington
Washington State University Revenue Bonds
Series A
1.899%, due 10/1/27	$ 2,355,000	$ 2,081,523
		12,901,392
West Virginia 0.4%
County of Ohio, Special District Excise Tax Revenue Bonds
Series A
4.00%, due 3/1/40	3,500,000	2,553,443
Wisconsin 0.9%
State of Wisconsin Unlimited General Obligation
Series 3
1.122%, due 5/1/28	5,100,000	4,335,751
Wisconsin Department of Transportation Revenue Bonds
Series 1
1.789%, due 7/1/33	1,000,000	775,953
		5,111,704
Total Municipal Bonds (Cost $509,027,338)		515,522,019
U.S. Government & Federal Agencies 0.0% ‡
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0% ‡
FHLMC Gold Pools, 30 Year
4.00%, due 10/1/48	120,434	118,313
6.50%, due 4/1/37	22,957	24,603
		142,916
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/31	80,918	83,868
Total U.S. Government & Federal Agencies (Cost $226,223)		226,784
Total Long-Term Bonds (Cost $525,245,858)		532,113,269

	Shares	Value
Short-Term Investments 4.6%
Affiliated Investment Company 1.0%
MainStay U.S. Government Liquidity Fund, 4.307% (d)	6,150,506	$ 6,150,506

	Principal Amount
Short-Term Municipal Notes 3.6%
County of Sacramento Insured: AGM
5.852%, due 7/10/30 (e)	2,500,000	2,491,324
Mizuho Floater/Residual Trust (b)(e)
4.59%, due 2/1/58	2,200,000	2,200,000
4.59%, due 10/1/60	8,770,000	8,770,000
4.59%, due 10/1/61	7,100,000	7,100,000
Total Short-Term Municipal Notes (Cost $20,565,561)		20,561,324
Total Short-Term Investments (Cost $26,716,067)		26,711,830
Total Investments (Cost $551,961,925)	97.4%	558,825,099
Other Assets, Less Liabilities	2.6	14,723,837
Net Assets	100.0%	$ 573,548,936

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2023.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	Current yield as of January 31, 2023.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 40,537	$ 146,716	$ (181,102)	$ —	$ —	$ 6,151	$ 195	$ —	6,151

Futures Contracts
As of January 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(200)	March 2023	$ (22,933,915)	$ (22,903,125)	$ 30,790

1.	As of January 31, 2023, cash in the amount of $390,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2023.
Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
GNMA—Government National Mortgage Association
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 16,364,466	$ —	$ 16,364,466
Municipal Bonds	—	515,522,019	—	515,522,019
U.S. Government & Federal Agencies	—	226,784	—	226,784
Total Long-Term Bonds	—	532,113,269	—	532,113,269
Short-Term Investments
Affiliated Investment Company	6,150,506	—	—	6,150,506
Short-Term Municipal Notes	—	20,561,324	—	20,561,324
Total Short-Term Investments	6,150,506	20,561,324	—	26,711,830
Total Investments in Securities	6,150,506	552,674,593	—	558,825,099
Other Financial Instruments
Futures Contracts (b)	30,790	—	—	30,790
Total Investments in Securities and Other Financial Instruments	$ 6,181,296	$ 552,674,593	$ —	$ 558,855,889

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Strategic Bond Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.8%
Asset-Backed Securities 14.5%
Automobile Asset-Backed Securities 7.4%
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	$ 1,715,000	$ 1,605,998
Series 2021-4, Class D
1.82%, due 2/14/28	1,520,000	1,417,961
Series 2022-1, Class D
2.46%, due 3/13/28	2,210,000	2,050,680
Series 2020-2, Class C
3.88%, due 4/13/26	1,303,769	1,297,780
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	2,000,000	1,774,986
Series 2020-2A, Class A
2.02%, due 2/20/27	1,275,000	1,165,515
Series 2020-1A, Class A
2.33%, due 8/20/26	560,000	524,698
CPS Auto Receivables Trust (a)
Series 2021-A, Class E
2.53%, due 3/15/28	3,000,000	2,790,433
Series 2021-C, Class E
3.21%, due 9/15/28	1,720,000	1,497,629
Series 2020-C, Class E
4.22%, due 5/17/27	2,215,000	2,128,413
Series 2019-C, Class E
4.30%, due 7/15/25	1,030,000	1,020,164
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	1,000,000	935,610
Series 2021-1, Class D
1.45%, due 1/16/29	2,215,000	2,086,010
Exeter Automobile Receivables Trust
Series 2021-2A, Class D
1.40%, due 4/15/27	1,605,000	1,486,496
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	1,500,000	1,333,679
Flagship Credit Auto Trust (a)
Series 2021-2, Class D
1.59%, due 6/15/27	290,000	262,715
Series 2021-3, Class D
1.65%, due 9/15/27	900,000	798,287
Series 2021-4, Class C
1.96%, due 12/15/27	1,240,000	1,145,880
Series 2021-4, Class D
2.26%, due 12/15/27	2,352,000	2,099,838
Series 2020-1, Class E
3.52%, due 6/15/27	2,590,000	2,355,773

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Flagship Credit Auto Trust (a)
Series 2019-2, Class E
4.52%, due 12/15/26	$ 1,315,000	$ 1,237,343
Series 2020-3, Class E
4.98%, due 12/15/27	1,090,000	970,806
GLS Auto Receivables Issuer Trust (a)
Series 2021-2A, Class D
1.42%, due 4/15/27	935,000	861,905
Series 2021-3A, Class D
1.48%, due 7/15/27	2,635,000	2,392,539
Series 2021-4A, Class D
2.48%, due 10/15/27	1,650,000	1,483,299
Series 2020-1A, Class C
2.72%, due 11/17/25	2,180,732	2,153,709
Series 2020-1A, Class D
3.68%, due 11/16/26	1,070,000	1,028,655
Series 2019-3A, Class D
3.84%, due 5/15/26	1,800,000	1,757,709
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class C
2.52%, due 12/27/27	3,285,000	2,848,716
Series 2021-2A, Class D
4.34%, due 12/27/27	2,450,000	2,128,293
Hertz Vehicle Financing LLC
Series 2021-1A, Class C
2.05%, due 12/26/25 (a)	870,000	799,110
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, due 10/15/27	2,385,000	2,215,937
Series 2022-2, Class B
3.44%, due 9/15/27	1,825,000	1,775,036
		51,431,602
Credit Card Asset-Backed Security 0.1%
Golden Credit Card Trust
Series 2021-1A, Class C
1.74%, due 8/15/28 (a)	510,000	450,134
Home Equity Asset-Backed Securities 0.2%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
4.696% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	1,110,713	1,080,577
First NLC Trust
Series 2007-1, Class A1
4.576% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)	239,909	124,987
GSAA Home Equity Trust
Series 2007-8, Class A3
5.406% (1 Month LIBOR + 0.90%), due 8/25/37 (b)	37,077	35,711

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
4.316% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	$ 82,493	$ 51,710
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
4.606% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	68,265	21,924
Morgan Stanley ABS Capital I, Inc. Trust (b)
Series 2007-HE4, Class A2A
4.616% (1 Month LIBOR + 0.11%), due 2/25/37	73,059	24,382
Series 2007-HE7, Class M1
6.506% (1 Month LIBOR + 2.00%), due 7/25/37	635,000	495,422
		1,834,713
Other Asset-Backed Securities 6.8%
American Airlines Pass-Through Trust
Series 2019-1, Class B
3.85%, due 2/15/28	819,720	725,128
Series 2021-1, Class B
3.95%, due 7/11/30	1,165,100	981,406
Series 2016-1, Class A
4.10%, due 1/15/28	880,524	757,489
AMSR Trust (a)
Series 2020-SFR4, Class A
1.355%, due 11/17/37	4,150,000	3,772,803
Series 2020-SFR5, Class A
1.379%, due 11/17/37	1,518,000	1,380,766
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	938,607	848,196
Series 2021-1A, Class B1
1.98%, due 3/15/61	3,990,635	3,428,884
Series 2020-1, Class A2
1.99%, due 7/15/60	1,453,231	1,235,360
Series 2020-1, Class B1
2.28%, due 7/15/60	2,129,915	1,894,980
Series 2020-1, Class B2
2.60%, due 7/15/60	2,409,693	2,019,039
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	2,325,000	2,165,826
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	22,772	22,808
DB Master Finance LLC (a)
Series 2021-1A, Class A23
2.791%, due 11/20/51	1,227,600	1,016,960
Series 2019-1A, Class A23
4.352%, due 5/20/49	1,402,875	1,339,502

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
FirstKey Homes Trust (a)
Series 2020-SFR2, Class A
1.266%, due 10/19/37	$ 2,344,977	$ 2,131,420
Series 2020-SFR1, Class A
1.339%, due 8/17/37	3,277,060	2,992,007
Series 2021-SFR2, Class B
1.607%, due 9/17/38	805,000	709,764
Series 2021-SFR1, Class B
1.788%, due 8/17/38	2,345,000	2,081,995
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, due 7/25/33 (a)	1,126,055	1,057,281
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	1,713,079	1,497,220
MVW LLC
Series 2021-1WA, Class B
1.44%, due 1/22/41 (a)	1,337,130	1,220,920
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	768,697	671,553
Series 2021-EA, Class B
2.03%, due 12/16/69	2,450,000	1,665,705
Series 2020-GA, Class B
2.50%, due 9/16/69	1,145,000	891,908
Series 2020-HA, Class B
2.78%, due 1/15/69	1,820,000	1,485,329
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,260,000	1,097,294
Series 2021-1, Class B1
2.41%, due 10/20/61	1,215,000	1,014,641
PFS Financing Corp.
Series 2022-D, Class B
4.90%, due 8/15/27 (a)	2,360,000	2,315,509
Progress Residential Trust (a)
Series 2020-SFR3, Class B
1.495%, due 10/17/27	1,400,000	1,269,021
Series 2021-SFR4, Class B
1.808%, due 5/17/38	1,340,000	1,197,102
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	1,366,200	1,102,842

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	$ 1,150,663	$ 1,164,339
		47,154,997
Total Asset-Backed Securities (Cost $109,028,168)		100,871,446
Corporate Bonds 39.1%
Aerospace & Defense 0.2%
Howmet Aerospace, Inc.
3.00%, due 1/15/29	1,315,000	1,147,338
Agriculture 0.3%
BAT Capital Corp.
3.734%, due 9/25/40	1,330,000	962,988
BAT International Finance plc
4.448%, due 3/16/28	1,460,000	1,397,360
		2,360,348
Airlines 1.0%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,100,000	1,078,358
5.75%, due 4/20/29	2,450,000	2,369,694
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	773,001	763,772
4.75%, due 10/20/28	1,680,000	1,636,843
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,368,000	1,382,104
		7,230,771
Auto Manufacturers 1.6%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	1,005,000	931,899
4.125%, due 8/17/27	2,315,000	2,135,078
6.95%, due 3/6/26	1,195,000	1,221,983
General Motors Co.
5.60%, due 10/15/32	625,000	617,441
General Motors Financial Co., Inc.
2.35%, due 1/8/31	1,178,000	941,106
2.70%, due 6/10/31	1,525,000	1,229,240
4.30%, due 4/6/29	1,090,000	1,019,145
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	3,610,000	3,118,258
		11,214,150

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment 0.3%
Dana, Inc.
4.50%, due 2/15/32	$ 2,845,000	$ 2,399,786
Banks 13.2%
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	2,400,000	2,286,684
Bank of America Corp.
2.087%, due 6/14/29 (c)	1,275,000	1,111,159
3.384%, due 4/2/26 (c)	1,700,000	1,644,432
Series MM
4.30%, due 1/28/25 (c)(d)	1,741,000	1,621,306
4.948%, due 7/22/28 (c)	1,640,000	1,642,813
Series DD
6.30%, due 3/10/26 (c)(d)(e)	696,000	704,143
8.57%, due 11/15/24	1,645,000	1,746,898
Barclays plc (b)(d)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,710,000	2,202,765
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	1,315,000	1,320,457
BNP Paribas SA (a)
3.052%, due 1/13/31 (c)	1,605,000	1,392,952
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(d)	1,315,000	1,150,625
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(d)	1,610,000	1,316,994
7.75% (5 Year Treasury Constant Maturity Rate + 4.899%), due 8/16/29 (b)(d)	960,000	993,600
BPCE SA (a)
2.045%, due 10/19/27 (c)	2,240,000	1,982,032
5.125%, due 1/18/28	1,395,000	1,404,419
Citigroup, Inc.
2.52%, due 11/3/32 (c)	2,115,000	1,731,434
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)(d)	1,590,000	1,415,100
Series M
6.30%, due 5/15/24 (c)(d)	3,260,000	3,207,025
Citizens Financial Group, Inc.
Series G
4.00% (5 Year Treasury Constant Maturity Rate + 3.215%), due 10/6/26 (b)(d)	1,095,000	948,734
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(d)	2,370,000	2,015,448
Credit Suisse Group AG (a)(c)
3.091%, due 5/14/32	1,485,000	1,122,669
6.442%, due 8/11/28	1,325,000	1,281,475
Deutsche Bank AG
3.035%, due 5/28/32 (c)	460,000	375,963
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	3,390,000	3,022,372
5.371%, due 9/9/27	1,520,000	1,557,894
First Horizon Bank
5.75%, due 5/1/30	1,673,000	1,694,903

	Principal Amount	Value
Corporate Bonds
Banks
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	$ 895,000	$ 786,872
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (c)	3,260,000	2,918,123
Series V
4.125% (5 Year Treasury Constant Maturity Rate + 2.949%), due 11/10/26 (b)(d)	2,150,000	1,912,380
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	3,430,000	2,729,110
JPMorgan Chase & Co. (c)
1.764%, due 11/19/31	2,897,000	2,305,001
Series HH
4.60%, due 2/1/25 (d)	1,062,000	998,280
KeyBank NA
4.15%, due 8/8/25	1,585,000	1,566,786
Lloyds Banking Group plc
4.582%, due 12/10/25	1,365,000	1,332,570
4.65%, due 3/24/26	1,985,000	1,952,387
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	995,000	971,716
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(c)	1,490,000	1,205,292
Mizuho Financial Group, Inc.
5.414% (1 Year Treasury Constant Maturity Rate + 2.05%), due 9/13/28 (b)(e)	1,800,000	1,839,862
Morgan Stanley (c)
2.484%, due 9/16/36	2,170,000	1,682,107
2.511%, due 10/20/32	3,225,000	2,663,389
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	2,145,000	1,981,902
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (d)	2,650,000	2,030,563
Popular, Inc.
6.125%, due 9/14/23	1,582,000	1,576,463
Societe Generale SA (a)(b)(d)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	2,130,000	1,894,848
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (e)	2,200,000	1,891,845
Standard Chartered plc
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (a)(b)(d)	2,770,000	2,374,305
SVB Financial Group
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26 (b)(d)	1,385,000	1,108,857
Synchrony Bank
5.40%, due 8/22/25	1,805,000	1,797,741
Texas Capital Bancshares, Inc.
4.00% (5 Year Treasury Constant Maturity Rate + 3.15%), due 5/6/31 (b)	1,155,000	1,051,532
UBS Group AG (a)(b)
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (d)	2,555,000	2,094,845
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28	1,070,000	1,051,859
Wells Fargo & Co. (c)
2.879%, due 10/30/30	270,000	238,948
3.35%, due 3/2/33	2,330,000	2,054,599

	Principal Amount	Value
Corporate Bonds
Banks
Wells Fargo & Co. (c)
3.584%, due 5/22/28	$ 380,000	$ 361,120
Series S
5.90%, due 6/15/24 (d)	3,295,000	3,224,981
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,692,000	1,321,757
		91,814,336
Chemicals 0.4%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	1,255,000	1,051,856
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,650,000	1,560,075
		2,611,931
Commercial Services 0.3%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,640,000	1,530,795
California Institute of Technology
3.65%, due 9/1/19	1,118,000	795,133
		2,325,928
Computers 0.9%
Dell International LLC
5.25%, due 2/1/28	2,880,000	2,904,040
8.10%, due 7/15/36	879,000	1,028,778
NCR Corp.
5.00%, due 10/1/28 (a)	2,339,000	2,060,332
		5,993,150
Diversified Financial Services 3.9%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	1,650,000	1,454,544
Air Lease Corp.
2.30%, due 2/1/25	3,275,000	3,081,191
3.25%, due 3/1/25	4,000,000	3,836,295
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(d)	2,030,000	1,664,600
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(d)	1,090,000	836,575
5.75%, due 11/20/25	3,820,000	3,796,520
8.00%, due 11/1/31	1,890,000	2,081,545
Avolon Holdings Funding Ltd.
3.25%, due 2/15/27 (a)	2,125,000	1,917,881
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	3,860,000	3,516,460
Capital One Financial Corp.
5.247%, due 7/26/30 (c)	860,000	845,698

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Nomura Holdings, Inc.
5.099%, due 7/3/25	$ 1,660,000	$ 1,654,653
OneMain Finance Corp.
3.50%, due 1/15/27	2,935,000	2,552,617
		27,238,579
Electric 2.2%
AEP Texas, Inc.
4.70%, due 5/15/32	1,175,000	1,170,324
Calpine Corp.
5.125%, due 3/15/28 (a)	2,505,000	2,268,054
Dominion Energy, Inc.
Series C
4.35% (5 Year Treasury Constant Maturity Rate + 3.195%), due 1/15/27 (b)(d)	780,000	698,100
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (b)(d)	2,690,000	2,391,652
Ohio Power Co.
Series R
2.90%, due 10/1/51	955,000	672,320
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,855,000	1,251,908
Sempra Energy
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,150,000	1,881,985
WEC Energy Group, Inc.
6.719% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	5,495,000	4,674,047
		15,008,390
Environmental Control 0.2%
Covanta Holding Corp.
4.875%, due 12/1/29 (a)	950,000	830,062
Stericycle, Inc.
3.875%, due 1/15/29 (a)	630,000	558,974
		1,389,036
Food 0.8%
JBS USA LUX SA
5.75%, due 4/1/33 (a)	2,140,000	2,098,398
Kraft Heinz Foods Co.
5.00%, due 7/15/35	583,000	583,974
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	1,520,000	1,197,912
U.S. Foods, Inc.
4.625%, due 6/1/30 (a)	1,550,000	1,387,570
		5,267,854
Gas 0.5%
National Fuel Gas Co.
2.95%, due 3/1/31	1,695,000	1,372,809

	Principal Amount	Value
Corporate Bonds
Gas
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	$ 1,070,000	$ 1,034,913
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	1,500,000	1,050,733
		3,458,455
Home Builders 0.3%
Toll Brothers Finance Corp.
3.80%, due 11/1/29	1,780,000	1,598,972
4.35%, due 2/15/28	303,000	284,916
		1,883,888
Household Products & Wares 0.4%
Kronos Acquisition Holdings, Inc.
5.00%, due 12/31/26 (a)	2,770,000	2,514,467
Insurance 1.1%
Athene Global Funding
2.50%, due 3/24/28 (a)	430,000	374,226
Lincoln National Corp.
7.007% (3 Month LIBOR + 2.358%), due 5/17/66 (b)	3,537,000	2,830,484
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	685,000	692,740
Protective Life Corp.
8.45%, due 10/15/39	2,476,000	3,121,425
Willis North America, Inc.
3.875%, due 9/15/49	425,000	326,883
		7,345,758
Internet 0.6%
Expedia Group, Inc.
3.25%, due 2/15/30	2,345,000	2,061,423
Match Group Holdings II LLC (a)
3.625%, due 10/1/31	2,520,000	2,022,300
4.125%, due 8/1/30 (e)	122,000	104,920
		4,188,643
Lodging 1.3%
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25 (a)	935,000	928,537
Hyatt Hotels Corp.
1.80%, due 10/1/24	3,920,000	3,719,345
Marriott International, Inc.
3.75%, due 10/1/25	4,253,000	4,130,534
Series X
4.00%, due 4/15/28	605,000	581,078
		9,359,494

	Principal Amount	Value
Corporate Bonds
Media 0.5%
DISH DBS Corp.
5.75%, due 12/1/28 (a)	$ 1,250,000	$ 1,022,729
Grupo Televisa SAB
5.25%, due 5/24/49	1,335,000	1,252,553
Time Warner Cable Enterprises LLC
8.375%, due 3/15/23	1,087,000	1,091,485
		3,366,767
Miscellaneous—Manufacturing 0.3%
Textron Financial Corp.
6.341% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)(e)	2,905,000	2,247,744
Oil & Gas 0.3%
EQT Corp.
5.678%, due 10/1/25	1,610,000	1,612,101
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(f)	850,000	680,000
		2,292,101
Packaging & Containers 0.3%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	1,240,000	1,207,760
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	955,000	936,285
		2,144,045
Pharmaceuticals 0.6%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	2,146,000	1,925,348
4.75%, due 5/9/27	2,345,000	2,177,919
		4,103,267
Pipelines 3.9%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,710,000	1,401,483
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,570,000	2,174,554
DCP Midstream Operating LP
3.25%, due 2/15/32	3,090,000	2,671,289
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,715,000	1,575,449
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(d)	2,520,000	2,363,458
Enterprise Products Operating LLC
3.95%, due 1/31/60	1,630,000	1,289,274
4.20%, due 1/31/50	520,000	443,589

	Principal Amount	Value
Corporate Bonds
Pipelines
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	$ 1,540,000	$ 1,255,737
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	2,630,000	2,303,374
5.625%, due 2/15/26	367,000	363,374
Holly Energy Partners LP
6.375%, due 4/15/27 (a)	545,000	538,869
Kinder Morgan, Inc.
7.75%, due 1/15/32	2,035,000	2,364,648
MPLX LP
4.00%, due 3/15/28	560,000	537,704
Plains All American Pipeline LP
3.80%, due 9/15/30	1,040,000	944,799
Sabine Pass Liquefaction LLC
5.75%, due 5/15/24	2,146,000	2,158,326
Targa Resources Corp.
4.20%, due 2/1/33	725,000	657,031
Venture Global Calcasieu Pass LLC
3.875%, due 11/1/33 (a)	1,690,000	1,435,570
Western Midstream Operating LP
5.50%, due 2/1/50 (g)	1,800,000	1,561,500
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,425,000	1,052,160
		27,092,188
Real Estate 0.1%
Realogy Group LLC
5.25%, due 4/15/30 (a)	1,060,000	795,000
Real Estate Investment Trusts 1.1%
GLP Capital LP
3.35%, due 9/1/24	1,535,000	1,481,551
Iron Mountain, Inc. (a)
4.875%, due 9/15/29	1,686,000	1,522,686
5.25%, due 7/15/30	395,000	357,451
Office Properties Income Trust
2.65%, due 6/15/26	1,520,000	1,221,034
Starwood Property Trust, Inc.
3.625%, due 7/15/26 (a)	3,172,000	2,846,838
		7,429,560
Retail 1.0%
AutoNation, Inc.
4.75%, due 6/1/30	2,300,000	2,157,866
Nordstrom, Inc.
4.25%, due 8/1/31	2,860,000	2,147,603
QVC, Inc.
4.375%, due 9/1/28	2,080,000	1,341,553

	Principal Amount	Value
Corporate Bonds
Retail
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	$ 1,380,000	$ 1,146,421
		6,793,443
Semiconductors 0.3%
Broadcom, Inc. (a)
3.469%, due 4/15/34	2,040,000	1,691,420
3.75%, due 2/15/51	620,000	460,591
		2,152,011
Telecommunications 1.2%
Altice France SA
5.125%, due 7/15/29 (a)	2,405,000	1,887,733
AT&T, Inc.
3.65%, due 6/1/51	1,485,000	1,142,459
Sprint LLC
7.875%, due 9/15/23	3,620,000	3,673,840
T-Mobile US, Inc.
2.625%, due 2/15/29	660,000	576,840
Verizon Communications, Inc.
4.016%, due 12/3/29	1,495,000	1,433,359
		8,714,231
Total Corporate Bonds (Cost $301,090,489)		271,882,659
Foreign Government Bonds 2.2%
Brazil 0.1%
Brazil Government Bond
3.75%, due 9/12/31	525,000	450,535
Chile 0.4%
Chile Government Bond
2.55%, due 7/27/33	725,000	590,439
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	2,540,000	2,165,552
		2,755,991
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	2,335,000	1,717,844
4.50%, due 1/28/26 (e)	500,000	477,200
		2,195,044
Mexico 1.4%
Comision Federal de Electricidad (a)
3.875%, due 7/26/33	2,385,000	1,884,476
4.677%, due 2/9/51	1,855,000	1,315,107

	Principal Amount	Value
Foreign Government Bonds
Mexico
Mexico Government Bond
3.75%, due 4/19/71	$ 1,480,000	$ 991,754
Petroleos Mexicanos
6.50%, due 3/13/27	2,535,000	2,393,007
6.75%, due 9/21/47	4,835,000	3,354,573
		9,938,917
Total Foreign Government Bonds (Cost $19,566,721)		15,340,487
Loan Assignments 0.2%
Diversified/Conglomerate Service 0.2%
TruGreen LP (b)
First Lien Second Refinancing Term Loan
8.57% (1 Month LIBOR + 4.00%), due 11/2/27	766,075	707,662
Second Lien Initial Term Loan
13.176% (3 Month LIBOR + 8.50%), due 11/2/28	450,000	319,500
		1,027,162
Total Loan Assignments (Cost $1,203,531)		1,027,162
Mortgage-Backed Securities 32.1%
Agency (Collateralized Mortgage Obligations) 5.7%
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(h)	3,377,998	126,242
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(h)	2,789,840	94,127
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	1,095,923	788,853
REMIC, Series 5031, Class IQ
2.50%, due 10/25/50 (h)	1,658,876	236,341
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (h)	1,085,808	167,249
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (h)	4,045,664	531,957
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (h)	1,942,550	220,607
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (h)	2,964,199	448,403
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	1,409,188	221,230
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	2,169,239	332,364
REMIC, Series 5155, Class KI
3.00%, due 10/25/51 (h)	2,564,521	363,114

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5160
3.00%, due 10/25/51 (h)	$ 1,724,976	$ 195,082
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (h)	4,419,843	673,542
REMIC, Series 5191
3.50%, due 9/25/50 (h)	2,432,796	401,404
REMIC, Series 5036
3.50%, due 11/25/50 (h)	2,767,438	557,677
REMIC, Series 5040
3.50%, due 11/25/50 (h)	1,518,725	248,211
REMIC, Series 5200, Class FA
4.00% (SOFR 30A + 0.50%), due 2/25/52 (b)	1,635,585	1,515,321
FHLMC, Strips
Series 311
(zero coupon), due 8/15/43	759,672	584,706
Series 311, Class S1
1.491% (1 Month LIBOR + 5.95%), due 8/15/43 (b)(h)	2,331,074	251,202
Series 389, Class C35
2.00%, due 6/15/52 (h)	3,726,245	478,673
Series 358
3.50%, due 10/15/47 (h)	645,439	103,373
FNMA
REMIC, Series 2013-110, Class CO
(zero coupon), due 12/25/39	1,295,680	1,072,146
REMIC, Series 2013-105, Class QO
(zero coupon), due 5/25/40	385,816	322,633
REMIC, Series 2013-105, Class KO
(zero coupon), due 10/25/43	400,609	354,264
REMIC, Series 2013-110, Class DO
(zero coupon), due 11/25/43	584,987	486,434
REMIC, Series 2021-81, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 12/25/51 (b)(h)	14,785,949	259,115
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(h)	8,491,675	144,354
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(h)	1,525,019	6,413
REMIC, Series 2022-10, Class SA
1.44% (SOFR 30A + 5.75%), due 2/25/52 (b)(h)	1,739,669	231,765
REMIC, Series 2021-40, Class SI
1.444% (1 Month LIBOR + 5.95%), due 9/25/47 (b)(h)	3,133,025	335,967
REMIC, Series 2016-57, Class SN
1.544% (1 Month LIBOR + 6.05%), due 6/25/46 (b)(h)	2,373,854	270,274
REMIC, Series 2019-32, Class SB
1.544% (1 Month LIBOR + 6.05%), due 6/25/49 (b)(h)	1,855,529	206,697
REMIC, Series 2020-23, Class PS
1.544% (1 Month LIBOR + 6.05%), due 2/25/50 (b)(h)	2,798,200	319,989

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-7, Class EI
2.50%, due 2/25/51 (h)	$ 2,829,571	$ 388,604
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (h)	978,759	146,188
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	1,440,394	215,622
REMIC, Series 2021-95, Class KI
2.50%, due 4/25/51 (h)	5,642,716	799,498
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	785,063	97,763
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	3,383,735	516,011
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	2,583,788	510,601
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,612,302	1,532,500
FNMA, Strips
REMIC, Series 427, Class C77
2.50%, due 9/25/51 (h)	6,050,041	897,792
GNMA
Series 2019-136, Class YS
(zero coupon) (1 Month LIBOR + 2.83%), due 11/20/49 (b)(h)	683,388	11,706
Series 2019-145, Class LS
(zero coupon) (1 Month LIBOR + 2.83%), due 11/20/49 (b)(h)	15,808	186
Series 2020-1, Class YS
(zero coupon) (1 Month LIBOR + 2.83%), due 1/20/50 (b)(h)	3,863,682	54,524
Series 2020-62, Class SC
(zero coupon) (1 Month LIBOR + 2.83%), due 5/20/50 (b)(h)	30,442	399
Series 2020-129, Class SB
(zero coupon) (1 Month LIBOR + 3.20%), due 9/20/50 (b)(h)	5,577,039	93,362
Series 2021-97, Class SD
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(h)	12,748,409	204,358
Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	4,063,248	183,636
Series 2021-213, Class ES
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(h)	12,943,403	40,158
Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(h)	7,464,825	72,157
Series 2022-6, Class AS
(zero coupon) (SOFR 30A + 3.14%), due 1/20/52 (b)(h)	3,444	56
Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(h)	33,588,632	352,281
Series 2022-121, Class SG
(zero coupon) (SOFR 30A + 3.97%), due 7/20/52 (b)(h)	9,811,423	158,635
Series 2020-115, Class YA
1.00%, due 8/20/50	1,571,663	1,228,007

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2020-129, Class AG
1.00%, due 9/20/50	$ 2,313,743	$ 1,800,944
Series 2020-166, Class CA
1.00%, due 11/20/50	2,234,057	1,709,179
Series 2020-34, Class SC
1.564% (1 Month LIBOR + 6.05%), due 3/20/50 (b)(h)	2,459,336	266,426
Series 2020-146, Class SA
1.814% (1 Month LIBOR + 6.30%), due 10/20/50 (b)(h)	2,929,370	378,315
Series 2021-179, Class SA
1.814% (1 Month LIBOR + 6.30%), due 11/20/50 (b)(h)	4,065,802	546,663
Series 2020-189, Class SU
1.814% (1 Month LIBOR + 6.30%), due 12/20/50 (b)(h)	935,525	123,713
Series 2021-57, Class SD
1.814% (1 Month LIBOR + 6.30%), due 3/20/51 (b)(h)	4,125,168	526,465
Series 2021-122, Class HS
1.814% (1 Month LIBOR + 6.30%), due 7/20/51 (b)(h)	2,900,532	399,466
Series 2020-146, Class LI
2.00%, due 10/20/50 (h)	3,420,274	358,313
Series 2021-41, Class FS
2.00% (SOFR 30A + 0.20%), due 10/20/50 (b)(h)	4,510,592	457,775
Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	1,469,279	154,745
Series 2020-176, Class AI
2.00%, due 11/20/50 (h)	8,586,999	884,804
Series 2020-188
2.00%, due 12/20/50 (h)	3,464,944	367,153
Series 2021-30, Class HI
2.00%, due 2/20/51 (h)	3,944,183	425,674
Series 2021-57, Class AI
2.00%, due 2/20/51 (h)	4,768,383	493,521
Series 2021-205, Class GA
2.00%, due 11/20/51	616,136	521,163
Series 2021-97, Class IN
2.50%, due 8/20/49 (h)	5,348,001	547,506
Series 2022-1, Class IA
2.50%, due 6/20/50 (h)	772,434	103,433
Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(h)	4,444,783	524,112
Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	1,318,083	170,027
Series 2021-25, Class LI
2.50%, due 2/20/51 (h)	3,377,042	421,864
Series 2021-57, Class IB
2.50%, due 2/20/51 (h)	3,099,647	424,056
Series 2021-149, Class CI
2.50%, due 8/20/51 (h)	3,299,585	460,018

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-162, Class KI
2.50%, due 9/20/51 (h)	$ 2,983,542	$ 421,788
Series 2021-188
2.50%, due 10/20/51 (h)	4,579,822	732,783
Series 2022-83
2.50%, due 11/20/51 (h)	3,631,798	483,305
Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	977,442	850,519
Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	1,712,650	301,655
Series 2021-158, Class NI
3.00%, due 9/20/51 (h)	4,923,914	821,742
Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	3,041,739	469,745
Series 2023-1, Class MA
3.50%, due 5/20/50	1,365,000	1,295,309
Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	3,576,856	561,026
Series 2022-6, Class CF
3.50% (SOFR 30A + 0.36%), due 1/20/52 (b)	3,444	3,126
Series 2023-1, Class HD
3.50%, due 1/20/52	1,590,000	1,488,768
		39,548,874
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 12.9%
BAMLL Commercial Mortgage Securities Trust (a)(b)
Series 2022-DKLX, Class E
8.606% (1 Month SOFR + 4.127%), due 1/15/39	1,095,000	1,038,522
Series 2022-DKLX, Class F
9.436% (1 Month SOFR + 4.957%), due 1/15/39	1,650,000	1,544,665
Bayview Commercial Asset Trust (a)(b)
Series 2006-4A, Class A1
4.851% (1 Month LIBOR + 0.345%), due 12/25/36	8,762	8,172
Series 2005-3A, Class A1
4.869% (1 Month LIBOR + 0.48%), due 11/25/35	720,245	658,581
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A
6.248% (1 Month SOFR + 1.77%), due 5/15/39 (a)(b)	1,485,000	1,469,297
BX Commercial Mortgage Trust (a)
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (i)	1,705,000	1,429,105
Series 2020-VIV3, Class B
3.544%, due 3/9/44 (i)	925,000	806,329
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (i)	1,375,000	1,099,884
Series 2021-21M, Class A
5.189% (1 Month LIBOR + 0.73%), due 10/15/36 (b)	745,012	728,944

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Commercial Mortgage Trust (a)
Series 2021-VOLT, Class D
6.109% (1 Month LIBOR + 1.65%), due 9/15/36 (b)	$ 2,165,000	$ 2,080,320
Series 2021-ACNT, Class D
6.31% (1 Month LIBOR + 1.85%), due 11/15/38 (b)	1,615,000	1,562,704
Series 2021-VOLT, Class E
6.459% (1 Month LIBOR + 2.00%), due 9/15/36 (b)	2,845,000	2,734,614
Series 2021-ACNT, Class E
6.657% (1 Month LIBOR + 2.197%), due 11/15/38 (b)	2,500,000	2,427,651
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	205,000	180,027
Series 2019-OC11, Class C
3.856%, due 12/9/41	1,145,000	986,784
Series 2019-OC11, Class D
3.944%, due 12/9/41 (i)	865,000	722,926
Series 2019-OC11, Class E
3.944%, due 12/9/41 (i)	3,995,000	3,217,577
Series 2021-RISE, Class A
5.207% (1 Month LIBOR + 0.748%), due 11/15/36 (b)	1,885,000	1,841,403
Series 2021-LBA, Class AJV
5.26% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	1,725,000	1,669,486
Series 2021-MFM1, Class C
5.659% (1 Month LIBOR + 1.20%), due 1/15/34 (b)	2,250,000	2,179,553
Series 2018-GW, Class C
5.679% (1 Month LIBOR + 1.22%), due 5/15/35 (b)	940,000	914,055
Series 2021-RISE, Class B
5.709% (1 Month LIBOR + 1.25%), due 11/15/36 (b)	760,000	746,932
Series 2023-LIFE, Class C
5.884%, due 2/15/28	500,000	500,000
Series 2021-MFM1, Class D
5.959% (1 Month LIBOR + 1.50%), due 1/15/34 (b)	1,815,000	1,733,172
Series 2021-LBA, Class DV
6.06% (1 Month LIBOR + 1.60%), due 2/15/36 (b)	1,270,000	1,227,638
Series 2021-RISE, Class D
6.209% (1 Month LIBOR + 1.75%), due 11/15/36 (b)	2,590,000	2,490,433
Series 2021-ARIA, Class E
6.703% (1 Month LIBOR + 2.245%), due 10/15/36 (b)	3,400,000	3,170,230
BXHPP Trust (a)(b)
Series 2021-FILM, Class B
5.359% (1 Month LIBOR + 0.90%), due 8/15/36	140,000	130,713
Series 2021-FILM, Class C
5.559% (1 Month LIBOR + 1.10%), due 8/15/36	1,745,000	1,616,481
Series 2021-FILM, Class D
5.959% (1 Month LIBOR + 1.50%), due 8/15/36	585,000	540,197
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class D
7.667% (1 Month SOFR + 3.188%), due 3/15/35 (a)(b)	1,150,000	1,122,645

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Commercial Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	$ 1,050,000	$ 966,000
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	1,925,000	1,563,180
DROP Mortgage Trust
Series 2021-FILE, Class A
5.61% (1 Month LIBOR + 1.15%), due 10/15/43 (a)(b)	1,430,000	1,369,121
Extended Stay America Trust (a)(b)
Series 2021-ESH, Class C
6.159% (1 Month LIBOR + 1.70%), due 7/15/38	107,381	104,827
Series 2021-ESH, Class D
6.709% (1 Month LIBOR + 2.25%), due 7/15/38	3,694,888	3,600,068
FREMF Mortgage Trust (a)(i)
Series 2016-K58, Class C
3.738%, due 9/25/49	290,000	271,843
Series 2018-K73, Class B
3.854%, due 2/25/51	855,000	804,541
Series 2017-K63, Class C
3.878%, due 2/25/50	1,275,000	1,192,861
Series 2018-K154, Class B
4.025%, due 11/25/32	1,750,000	1,548,019
Series 2018-K78, Class B
4.129%, due 6/25/51	970,000	922,430
Series 2018-K155, Class B
4.166%, due 4/25/33	2,135,000	1,915,223
Series 2018-K81, Class B
4.173%, due 9/25/51	465,000	442,435
Series 2018-K81, Class C
4.173%, due 9/25/51	1,385,000	1,294,722
Series 2018-K84, Class C
4.185%, due 10/25/28	475,000	443,755
Series 2018-K76, Class B
4.208%, due 6/25/51	360,000	343,913
Series 2018-K79, Class B
4.211%, due 7/25/51	615,000	587,101
Series 2018-K80, Class C
4.231%, due 8/25/50	1,000,000	938,805
Series 2019-K88, Class C
4.383%, due 2/25/52	1,505,000	1,419,395
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	2,595,000	2,330,219
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2019-OSB, Class A
3.397%, due 6/5/39	3,065,000	2,740,318

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2018-AON, Class B
4.379%, due 7/5/31	$ 2,060,000	$ 1,874,295
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	2,061,000	1,808,891
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class M10
7.756% (1 Month LIBOR + 3.25%), due 10/25/49	2,833,832	2,682,273
Series 2020-01, Class M10
8.256% (1 Month LIBOR + 3.75%), due 3/25/50	1,420,000	1,340,116
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	4,665,000	3,952,941
SLG Office Trust (a)
Series 2021-OVA, Class A
2.585%, due 7/15/41	645,000	539,276
Series 2021-OVA, Class D
2.851%, due 7/15/41	1,290,000	997,784
SMRT
Series 2022-MINI, Class D
6.429% (1 Month SOFR + 1.95%), due 1/15/39 (a)(b)	2,650,000	2,523,917
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class B
3.875%, due 4/10/46 (a)(j)	2,360,000	2,333,883
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(i)	2,395,000	2,187,969
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class AS
3.891%, due 8/15/47	2,175,000	2,090,821
		89,709,982
Whole Loan (Collateralized Mortgage Obligations) 13.5%
Alternative Loan Trust
Series 2005-31, Class 1A1
5.066% (1 Month LIBOR + 0.56%), due 8/25/35 (b)	1,801,616	1,569,689
CIM Trust
Series 2021-J2, Class AIOS
0.21%, due 4/25/51 (a)(h)(j)	48,697,239	486,495
Connecticut Avenue Securities Trust (a)(b)
Series 2020-R02, Class 2M2
6.506% (1 Month LIBOR + 2.00%), due 1/25/40	1,438,249	1,433,188
Series 2021-R01, Class 1B1
7.41% (SOFR 30A + 3.10%), due 10/25/41	4,025,000	3,850,154
Series 2020-SBT1, Class 1M2
8.156% (1 Month LIBOR + 3.65%), due 2/25/40	1,270,000	1,257,520

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2021-DNA6, Class M2
5.81% (SOFR 30A + 1.50%), due 10/25/41	$ 1,041,000	$ 996,807
Series 2020-DNA6, Class M2
6.31% (SOFR 30A + 2.00%), due 12/25/50	2,906,619	2,899,363
Series 2021-HQA2, Class M2
6.36% (SOFR 30A + 2.05%), due 12/25/33	2,155,000	2,060,797
Series 2021-HQA3, Class M2
6.41% (SOFR 30A + 2.10%), due 9/25/41	2,615,000	2,343,860
Series 2021-HQA1, Class M2
6.56% (SOFR 30A + 2.25%), due 8/25/33	2,540,000	2,469,688
Series 2020-HQA1, Class B1
6.856% (1 Month LIBOR + 2.35%), due 1/25/50	1,815,000	1,747,169
Series 2020-DNA2, Class B1
7.006% (1 Month LIBOR + 2.50%), due 2/25/50	3,015,000	2,883,284
Series 2022-DNA3, Class M1B
7.21% (SOFR 30A + 2.90%), due 4/25/42	2,765,000	2,774,036
Series 2021-HQA1, Class B1
7.31% (SOFR 30A + 3.00%), due 8/25/33	3,781,290	3,271,345
Series 2020-DNA6, Class B1
7.31% (SOFR 30A + 3.00%), due 12/25/50	3,030,000	2,917,504
Series 2021-DNA5, Class B1
7.36% (SOFR 30A + 3.05%), due 1/25/34	2,710,000	2,581,348
Series 2021-HQA2, Class B1
7.46% (SOFR 30A + 3.15%), due 12/25/33	2,380,000	2,064,650
Series 2021-HQA3, Class B1
7.66% (SOFR 30A + 3.35%), due 9/25/41	4,030,000	3,622,922
Series 2021-DNA6, Class B1
7.71% (SOFR 30A + 3.40%), due 10/25/41	575,000	549,125
Series 2022-DNA1, Class B1
7.71% (SOFR 30A + 3.40%), due 1/25/42	3,710,295	3,478,899
Series 2021-DNA3, Class B1
7.81% (SOFR 30A + 3.50%), due 10/25/33	2,860,000	2,729,569
Series 2022-DNA2, Class M2
8.06% (SOFR 30A + 3.75%), due 2/25/42	1,690,000	1,641,438
FHLMC STACR Trust (a)(b)
Series 2019-DNA3, Class B1
7.756% (1 Month LIBOR + 3.25%), due 7/25/49	2,125,000	2,146,477
Series 2018-DNA2, Class B1
8.206% (1 Month LIBOR + 3.70%), due 12/25/30	2,850,000	2,909,316
Series 2019-DNA2, Class B1
8.856% (1 Month LIBOR + 4.35%), due 3/25/49	895,000	935,078
Series 2019-DNA1, Class B1
9.156% (1 Month LIBOR + 4.65%), due 1/25/49	2,495,000	2,647,765
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2018-DNA1, Class B1
7.656% (1 Month LIBOR + 3.15%), due 7/25/30	1,030,000	1,036,465

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2021-DNA2, Class B1
7.71% (SOFR 30A + 3.40%), due 8/25/33 (a)	$ 1,365,000	$ 1,300,258
FNMA (b)
Series 2021-R02, Class 2B1
7.61% (SOFR 30A + 3.30%), due 11/25/41 (a)	1,450,000	1,367,539
Series 2018-C01, Class 1B1
8.056% (1 Month LIBOR + 3.55%), due 7/25/30	3,555,000	3,646,843
Series 2017-C05, Class 1B1
8.106% (1 Month LIBOR + 3.60%), due 1/25/30	1,935,000	1,981,231
Series 2018-C03, Class 1B1
8.256% (1 Month LIBOR + 3.75%), due 10/25/30	845,000	878,473
Series 2017-C07, Class 1B1
8.506% (1 Month LIBOR + 4.00%), due 5/25/30	2,940,000	3,042,829
Series 2018-C06, Class 2B1
8.606% (1 Month LIBOR + 4.10%), due 3/25/31	1,675,000	1,737,826
Series 2018-C05, Class 1B1
8.756% (1 Month LIBOR + 4.25%), due 1/25/31	2,096,000	2,169,312
Series 2018-C04, Class 2B1
9.006% (1 Month LIBOR + 4.50%), due 12/25/30	1,432,000	1,511,559
Series 2017-C03, Class 1B1
9.356% (1 Month LIBOR + 4.85%), due 10/25/29	1,497,000	1,595,459
Series 2017-C01, Class 1B1
10.256% (1 Month LIBOR + 5.75%), due 7/25/29	568,840	623,152
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(j)	386,718	371,088
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
4.946% (1 Month LIBOR + 0.44%), due 6/25/37 (b)	373,286	324,676
MASTR Alternative Loan Trust
Series 2005-5, Class 3A1
5.75%, due 8/25/35	1,448,587	781,393
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.343%, due 8/25/59 (i)	2,366,051	1,425,489
Series 2019-4A, Class B6
4.656%, due 12/25/58 (j)	2,323,163	1,440,493
Series 2019-2A, Class B6
4.88%, due 12/25/57 (j)	1,070,681	695,537
NewRez Warehouse Securitization Trust
Series 2021-1, Class B
5.406% (1 Month LIBOR + 0.90%), due 5/25/55 (a)(b)	3,085,000	3,041,590
Sequoia Mortgage Trust
Series 2018-7, Class B3
4.254%, due 9/25/48 (a)(j)	1,367,357	1,147,686

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
STACR Trust (a)(b)
Series 2018-HRP2, Class M3
6.906% (1 Month LIBOR + 2.40%), due 2/25/47	$ 2,186,731	$ 2,197,665
Series 2018-HRP2, Class B1
8.706% (1 Month LIBOR + 4.20%), due 2/25/47	2,995,000	3,095,668
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A
3.475% (12 Month Monthly Treasury Average Index + 1.048%), due 8/25/46 (b)	549,836	445,263
		94,124,980
Total Mortgage-Backed Securities (Cost $232,509,035)		223,383,836
Municipal Bond 0.3%
California 0.3%
Regents of the University of California Medical Center, Pooled Revenue Bonds
Series N
3.006%, due 5/15/50	2,760,000	2,044,197
Total Municipal Bond (Cost $2,760,000)		2,044,197
U.S. Government & Federal Agencies 10.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) 0.3%
UMBS Pool, 30 Year
3.50%, due 7/1/52	2,483,332	2,329,224
Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.8%
UMBS, 30 Year
4.00%, due 6/1/52	9,979,014	9,639,983
4.00%, due 7/1/52	3,241,712	3,131,574
5.00%, due 11/1/52	13,577,701	13,629,369
		26,400,926
United States Treasury Bonds 0.5%
U.S. Treasury Bonds
4.00%, due 11/15/42	3,020,000	3,120,981
United States Treasury Notes 5.8%
U.S. Treasury Notes
3.50%, due 1/31/30	4,790,000	4,772,786
3.875%, due 1/15/26	2,830,000	2,829,779

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.125%, due 1/31/25	$ 13,870,000	$ 13,854,288
4.125%, due 11/15/32	18,055,000	18,994,424
		40,451,277
Total U.S. Government & Federal Agencies (Cost $71,591,162)		72,302,408
Total Long-Term Bonds (Cost $737,749,106)		686,852,195

	Shares
Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (k)	14	62
Tobacco 0.0% ‡
Turning Point Brands, Inc.	6,802	157,874
Total Common Stocks (Cost $0)		157,936
Short-Term Investments 1.3%
Affiliated Investment Company 0.9%
MainStay U.S. Government Liquidity Fund, 4.307% (l)	6,278,079	6,278,079
Unaffiliated Investment Company 0.4%
Invesco Government & Agency Portfolio, 4.39% (l)(m)	2,743,541	2,743,541
Total Short-Term Investments (Cost $9,021,620)		9,021,620
Total Investments (Cost $746,770,726)	100.1%	696,031,751
Other Assets, Less Liabilities	(0.1)	(557,366)
Net Assets	100.0%	$ 695,474,385

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2023.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2023.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $2,682,818. The Fund received cash collateral with a value of $2,743,541.

(f)	Illiquid security—As of January 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $680,000, which represented 0.1% of the Fund’s net assets.
(g)	Step coupon—Rate shown was the rate in effect as of January 31, 2023.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2023.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2023.
(k)	Non-income producing security.
(l)	Current yield as of January 31, 2023.
(m)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 10,062	$ 72,427	$ (76,211)	$ —	$ —	$ 6,278	$ 69	$ —	6,278
Futures Contracts
As of January 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 10 Year Ultra Bonds	583	March 2023	$ 69,316,699	$ 70,661,422	$ 1,344,723
U.S. Treasury Long Bonds	98	March 2023	12,490,602	12,727,750	237,148
Total Long Contracts					1,581,871
Short Contracts
U.S. Treasury 2 Year Notes	(186)	March 2023	(38,082,935)	(38,250,609)	(167,674)
U.S. Treasury 5 Year Notes	(654)	March 2023	(70,673,736)	(71,444,391)	(770,655)
U.S. Treasury 10 Year Notes	(500)	March 2023	(56,427,428)	(57,257,813)	(830,385)
U.S. Treasury Ultra Bonds	(49)	March 2023	(6,872,634)	(6,945,750)	(73,116)
Total Short Contracts					(1,841,830)
Net Unrealized Depreciation					$ (259,959)

1.	As of January 31, 2023, cash in the amount of $975,718 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2023.

Swap Contracts
As of January 31, 2023, the Fund held the following centrally cleared interest swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 40,000,000	USD	3/16/23	Fixed 2.793%	3 month USD LIBOR	Semi-Annually/Quarterly	$ —	$ 92,364	$ 92,364
41,000,000	USD	3/29/23	Fixed 2.762%	3 month USD LIBOR	Semi-Annually/Quarterly	—	125,004	125,004
						$ —	$ 217,368	$ 217,368

1.	As of January 31, 2023, cash in the amount of $217 was on deposit with a broker for centrally cleared swap agreements.

Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
USISDA—U.S. dollar International Swaps and Derivatives Association

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 100,871,446	$ —	$ 100,871,446
Corporate Bonds	—	271,882,659	—	271,882,659
Foreign Government Bonds	—	15,340,487	—	15,340,487
Loan Assignments	—	1,027,162	—	1,027,162
Mortgage-Backed Securities	—	223,383,836	—	223,383,836
Municipal Bond	—	2,044,197	—	2,044,197
U.S. Government & Federal Agencies	—	72,302,408	—	72,302,408
Total Long-Term Bonds	—	686,852,195	—	686,852,195
Common Stocks	157,936	—	—	157,936
Short-Term Investments
Affiliated Investment Company	6,278,079	—	—	6,278,079
Unaffiliated Investment Company	2,743,541	—	—	2,743,541
Total Short-Term Investments	9,021,620	—	—	9,021,620
Total Investments in Securities	9,179,556	686,852,195	—	696,031,751
Other Financial Instruments (b)
Futures Contracts	1,581,871	—	—	1,581,871
Interest Rate Swap Contracts	—	217,368	—	217,368
Total Other Financial Instruments	1,581,871	217,368	—	1,799,239
Total Investments in Securities and Other Financial Instruments	$ 10,761,427	$ 687,069,563	$ —	$ 697,830,990
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,841,830)	$ —	$ —	$ (1,841,830)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Value Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Common Stocks 98.5%
Aerospace & Defense 4.1%
General Dynamics Corp.	54,727	$ 12,754,675
L3Harris Technologies, Inc.	59,566	12,795,968
Raytheon Technologies Corp.	184,490	18,421,326
		43,971,969
Auto Components 1.3%
Gentex Corp.	463,457	13,676,616
Banks 7.3%
JPMorgan Chase & Co.	255,236	35,722,831
M&T Bank Corp.	109,144	17,026,464
PNC Financial Services Group, Inc. (The)	77,105	12,755,480
Truist Financial Corp.	252,216	12,456,948
		77,961,723
Beverages 1.1%
Keurig Dr Pepper, Inc.	330,618	11,664,203
Building Products 3.1%
Fortune Brands Innovations, Inc.	191,552	12,357,020
Johnson Controls International plc	294,193	20,467,007
		32,824,027
Capital Markets 7.3%
Ares Management Corp.	202,040	16,767,300
Blackstone, Inc.	131,535	12,622,099
LPL Financial Holdings, Inc.	49,451	11,725,821
Morgan Stanley	239,035	23,265,276
Raymond James Financial, Inc.	116,206	13,104,551
		77,485,047
Chemicals 1.2%
Axalta Coating Systems Ltd. (a)	437,766	13,176,757
Communications Equipment 3.8%
Cisco Systems, Inc.	542,354	26,396,369
F5, Inc. (a)	93,841	13,856,562
		40,252,931
Containers & Packaging 1.1%
Sealed Air Corp.	219,500	12,019,820
Distributors 1.1%
LKQ Corp.	197,425	11,640,178
Diversified Consumer Services 1.1%
H&R Block, Inc.	300,463	11,712,048

	Shares	Value
Common Stocks
Electric Utilities 2.7%
Duke Energy Corp.	142,286	$ 14,577,201
Exelon Corp.	336,050	14,177,949
		28,755,150
Electrical Equipment 1.2%
Emerson Electric Co.	145,557	13,132,153
Electronic Equipment, Instruments & Components 1.6%
Corning, Inc.	496,903	17,197,813
Entertainment 1.4%
Electronic Arts, Inc.	111,716	14,375,615
Equity Real Estate Investment Trusts 4.2%
Gaming and Leisure Properties, Inc.	302,167	16,184,064
Host Hotels & Resorts, Inc.	633,093	11,933,803
Welltower, Inc.	226,542	16,999,712
		45,117,579
Food Products 2.8%
Archer-Daniels-Midland Co.	161,214	13,356,580
Mondelez International, Inc., Class A	246,224	16,112,898
		29,469,478
Gas Utilities 1.3%
Atmos Energy Corp. (b)	114,971	13,513,691
Health Care Equipment & Supplies 3.0%
Becton Dickinson and Co.	64,283	16,213,458
Boston Scientific Corp. (a)	345,931	15,999,309
		32,212,767
Health Care Providers & Services 5.0%
Centene Corp. (a)	227,118	17,315,476
Elevance Health, Inc.	39,234	19,616,608
UnitedHealth Group, Inc.	32,416	16,181,743
		53,113,827
Household Durables 1.0%
Lennar Corp., Class A	108,807	11,141,837
Insurance 6.1%
American International Group, Inc.	236,675	14,962,593
Chubb Ltd.	84,585	19,242,242
MetLife, Inc.	271,467	19,822,520
Progressive Corp. (The)	80,570	10,985,720
		65,013,075

	Shares	Value
Common Stocks
Interactive Media & Services 2.4%
Alphabet, Inc., Class C (a)	254,719	$ 25,438,787
IT Services 2.3%
Amdocs Ltd.	143,179	13,162,445
Global Payments, Inc.	104,598	11,790,287
		24,952,732
Machinery 1.4%
Middleby Corp. (The) (a)	98,569	15,322,551
Media 1.1%
Omnicom Group, Inc.	140,890	12,115,131
Multi-Utilities 1.5%
Sempra Energy	96,578	15,484,351
Oil, Gas & Consumable Fuels 6.9%
ConocoPhillips	210,905	25,702,992
Coterra Energy, Inc.	600,812	15,038,325
EOG Resources, Inc.	133,045	17,595,201
Phillips 66	152,692	15,310,427
		73,646,945
Personal Products 1.3%
Unilever plc, Sponsored ADR	274,464	14,025,110
Pharmaceuticals 8.6%
AstraZeneca plc, Sponsored ADR	208,438	13,625,592
Eli Lilly and Co.	53,816	18,520,776
Merck & Co., Inc.	202,160	21,714,006
Pfizer, Inc.	631,014	27,865,578
Roche Holding AG	31,877	9,962,626
		91,688,578
Real Estate Management & Development 1.3%
CBRE Group, Inc., Class A (a)	160,987	13,765,998
Road & Rail 1.1%
Knight-Swift Transportation Holdings, Inc.	203,242	12,011,602
Semiconductors & Semiconductor Equipment 5.1%
Analog Devices, Inc.	130,933	22,451,081
NXP Semiconductors NV	69,315	12,775,448
QUALCOMM, Inc.	140,981	18,780,079
		54,006,608

	Shares	Value
Common Stocks
Specialty Retail 2.7%
Home Depot, Inc. (The)	56,606	$ 18,349,967
Victoria's Secret & Co. (a)	239,385	10,090,078
		28,440,045
Total Common Stocks (Cost $926,321,645)		1,050,326,742
Short-Term Investment 1.4%
Affiliated Investment Company 1.4%
MainStay U.S. Government Liquidity Fund, 4.307% (c)	14,663,575	14,663,575
Total Short-Term Investment (Cost $14,663,575)		14,663,575
Total Investments (Cost $940,985,220)	99.9%	1,064,990,317
Other Assets, Less Liabilities	0.1	1,275,515
Net Assets	100.0%	$ 1,066,265,832

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $5,697,940. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,812,772.
(c)	Current yield as of January 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 41,010	$ 32,920	$ (59,266)	$ —	$ —	$ 14,664	$ 204	$ —	14,664
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Pharmaceuticals	$ 81,725,952	$ 9,962,626	$ —	$ 91,688,578
All Other Industries	958,638,164	—	—	958,638,164
Total Common Stocks	1,040,364,116	9,962,626	—	1,050,326,742
Short-Term Investment
Affiliated Investment Company	14,663,575	—	—	14,663,575
Total Investments in Securities	$ 1,055,027,691	$ 9,962,626	$ —	$ 1,064,990,317

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Winslow Large Cap Growth Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Common Stocks 99.6%
Automobiles 1.0%
Tesla, Inc. (a)	626,500	$ 108,522,330
Capital Markets 3.0%
Moody's Corp.	550,550	177,690,012
MSCI, Inc.	300,200	159,574,312
		337,264,324
Chemicals 3.5%
Air Products and Chemicals, Inc.	360,300	115,479,753
Linde plc	853,830	282,566,500
		398,046,253
Energy Equipment & Services 2.0%
Schlumberger Ltd.	4,007,280	228,334,814
Food & Staples Retailing 3.1%
Costco Wholesale Corp.	688,200	351,766,548
Health Care Equipment & Supplies 4.8%
IDEXX Laboratories, Inc. (a)	402,200	193,257,100
Intuitive Surgical, Inc. (a)	1,448,790	355,953,215
		549,210,315
Health Care Providers & Services 4.0%
UnitedHealth Group, Inc.	920,800	459,654,152
Health Care Technology 2.3%
Veeva Systems, Inc., Class A (a)	1,529,950	260,932,972
Hotels, Restaurants & Leisure 7.7%
Chipotle Mexican Grill, Inc. (a)	231,670	381,416,855
Hilton Worldwide Holdings, Inc.	1,912,900	277,542,661
Starbucks Corp.	2,034,000	221,990,760
		880,950,276
Interactive Media & Services 4.1%
Alphabet, Inc. (a)
Class A	2,482,920	245,411,813
Class C	2,245,920	224,300,030
		469,711,843
IT Services 11.6%
Accenture plc, Class A	395,700	110,420,085
Gartner, Inc. (a)	607,340	205,365,948
Mastercard, Inc., Class A	1,317,000	488,080,200
Visa, Inc., Class A	2,245,100	516,844,471
		1,320,710,704

	Shares	Value
Common Stocks
Life Sciences Tools & Services 5.8%
Agilent Technologies, Inc.	1,435,600	$ 218,326,048
Danaher Corp.	868,800	229,693,344
IQVIA Holdings, Inc. (a)	921,800	211,470,138
		659,489,530
Machinery 2.1%
Deere & Co.	568,800	240,511,392
Multiline Retail 2.1%
Dollar Tree, Inc. (a)	1,631,200	244,973,616
Personal Products 1.3%
Estee Lauder Cos., Inc. (The), Class A	550,020	152,399,542
Pharmaceuticals 3.1%
AstraZeneca plc, Sponsored ADR	2,511,700	164,189,829
Zoetis, Inc.	1,114,640	184,461,774
		348,651,603
Professional Services 0.8%
CoStar Group, Inc. (a)	1,169,400	91,096,260
Road & Rail 3.7%
CSX Corp.	4,803,110	148,512,161
Union Pacific Corp.	1,368,200	279,372,758
		427,884,919
Semiconductors & Semiconductor Equipment 10.5%
Analog Devices, Inc.	1,881,240	322,576,223
ASML Holding NV (Registered)	510,470	337,338,995
Lam Research Corp.	511,590	255,846,159
NVIDIA Corp.	1,460,050	285,249,968
		1,201,011,345
Software 15.4%
Adobe, Inc. (a)	263,110	97,440,158
Intuit, Inc.	853,510	360,753,072
Microsoft Corp.	2,579,930	639,332,453
Palo Alto Networks, Inc. (a)	1,567,200	248,620,608
ServiceNow, Inc. (a)	914,210	416,084,397
		1,762,230,688
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	4,465,780	644,367,396

	Shares	Value
Common Stocks
Textiles, Apparel & Luxury Goods 2.1%
Lululemon Athletica, Inc. (a)	797,100	$ 244,614,048
Total Common Stocks (Cost $8,309,721,383)		11,382,334,870
Short-Term Investment 0.4%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 4.307% (b)	49,974,440	49,974,440
Total Short-Term Investment (Cost $49,974,440)		49,974,440
Total Investments (Cost $8,359,695,823)	100.0%	11,432,309,310
Other Assets, Less Liabilities	(0.0)‡	(2,481,891)
Net Assets	100.0%	$ 11,429,827,419

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 209,899	$ 745,424	$ (905,349)	$ —	$ —	$ 49,974	$ 722	$ —	49,974
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 11,382,334,870	$ —	$ —	$ 11,382,334,870
Short-Term Investment
Affiliated Investment Company	49,974,440	—	—	49,974,440
Total Investments in Securities	$ 11,432,309,310	$ —	$ —	$ 11,432,309,310

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The MainStay Funds
Notes to Portfolios of Investments January 31, 2023 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Effective September 8, 2022, and pursuant to Rule 2a-5 under the 1940 Act, The Board of Trustees of the MainStay Funds (the "Board") designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of January 31, 2023, is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2023, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of January 31, 2023, are shown in the Portfolio of Investments.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy. No securities held by the Funds as of January 31, 2023, were fair valued in such a manner.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. No securities held by the Funds as of January 31, 2023 were fair valued utilizing significant unobservable inputs obtained from the pricing service.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Fund's procedures described above. The liquidity of each Fund's investments was determined as of January 31, 2023, and can change at any time. Illiquid investments as of January 31, 2023, are shown in the Portfolio of Investments.